BLACKROCK FUNDS
                                                         MONEY MARKET PORTFOLIOS

                                            ------------------------------------
                                              SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                            ------------------------------------

                                                                  March 31, 2003


                                                               [GRAPHIC OMITTED]



WORLD CLASS

INSTITUTIONAL

ASSET MANAGEMENT

AT A PERSONAL LEVEL





NOT FDIC                                                [LOGO OMITTED] BLACKROCK
INSURED
May Lose Value
No Bank Guarantee

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                             MONEY MARKET PORTFOLIOS


* Money Market

* U.S. Treasury Money Market

* Municipal Money Market

* New Jersey Municipal Money Market

* North Carolina Municipal Money Market

* Ohio Municipal Money Market

* Pennsylvania Municipal Money Market

* Virginia Municipal Money Market


                                TABLE OF CONTENTS

SHAREHOLDER LETTER.............................................................1
STATEMENTS OF NET ASSETS
      Money Market.............................................................2
      U.S. Treasury Money Market...............................................4
      Municipal Money Market...................................................5
      New Jersey Municipal Money Market.......................................13
      North Carolina Municipal Money Market...................................16
      Ohio Municipal Money Market.............................................20
      Pennsylvania Municipal Money Market.....................................24
      Virginia Municipal Money Market.........................................30
      Key to Investment Abbreviations.........................................32
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations.............................................34-35
      Statements of Changes in Net Assets..................................36-37
      Financial Highlights.................................................38-45
NOTES TO FINANCIAL STATEMENTS..............................................46-54
FUND MANAGEMENT............................................................55-57


--------------------------------------------------------------------------------
                      PRIVACY PRINCIPLES OF BLACKROCK FUNDS

BLACKROCK FUNDS IS COMMITTED TO MAINTAINING THE PRIVACY OF ITS SHAREHOLDERS AND TO SAFEGUARDING THEIR NONPUBLIC PERSONAL INFORMATION. THE FOLLOWING INFORMATION IS PROVIDED TO HELP YOU UNDERSTAND WHAT PERSONAL INFORMATION BLACKROCK FUNDS COLLECTS, HOW WE PROTECT THAT INFORMATION AND WHY, IN CERTAIN CASES, WE MAY SHARE SUCH INFORMATION WITH SELECT OTHER PARTIES.

BLACKROCK FUNDS DOES NOT RECEIVE ANY NONPUBLIC PERSONAL INFORMATION RELATING TO ITS SHAREHOLDERS WHO PURCHASE SHARES THROUGH THEIR BROKER-DEALERS. IN THE CASE OF SHAREHOLDERS WHO ARE RECORD OWNERS OF BLACKROCK FUNDS, BLACKROCK FUNDS RECEIVES NONPUBLIC PERSONAL INFORMATION ON ACCOUNT APPLICATIONS OR OTHER FORMS. WITH RESPECT TO THESE SHAREHOLDERS, BLACKROCK FUNDS ALSO HAS ACCESS TO SPECIFIC INFORMATION REGARDING THEIR TRANSACTIONS IN BLACKROCK FUNDS.

BLACKROCK FUNDS DOES NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS OR FORMER SHAREHOLDERS TO ANYONE, EXCEPT AS PERMITTED BY LAW OR AS IS NECESSARY IN ORDER TO SERVICE OUR SHAREHOLDERS' ACCOUNTS (FOR EXAMPLE, TO A TRANSFER AGENT).

BLACKROCK FUNDS RESTRICTS ACCESS TO NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO BLACKROCK EMPLOYEES WITH A LEGITIMATE BUSINESS NEED FOR THE INFORMATION. BLACKROCK FUNDS MAINTAINS PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS DESIGNED TO PROTECT THE NONPUBLIC PERSONAL INFORMATION OF OUR SHAREHOLDERS.

--------------------------------------------------------------------------------

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

March 31, 2003

Dear Shareholder:

      We are pleased to present the Semi-Annual Report to Shareholders of the BlackRock Money Market Portfolios for the six-month period ended March 31, 2003. This report includes financial statements and other relevant information regarding the BlackRock Funds. We hope you will find the report informative, and we thank you for making BlackRock part of your investment strategy.

      Fixed income and equity market investors endured much uncertainty over the past six months. Market volatility and a still-sluggish economy continued to reflect the ongoing influence of corporate governance issues, global geo-political tensions, and the buildup to a U.S.-led war in Iraq. In light of these detractors to the global economic outlook, many investors remained hesitant to enter the equity markets, choosing instead the relative safety of money market and other fixed income funds.

      At the outset of the period, the federal funds target rate remained steady at 1.75%. At its November 6 meeting, however, the Federal Open Market Committee ("FOMC") eased rates by 50 basis points to 1.25%, the lowest level in 40 years. At their March 18 meeting, the FOMC voted to leave the fed funds rate unchanged. In a departure from recent practice, the committee declined to articulate an outlook bias, citing global economic uncertainty regarding developments in Iraq.

      Money markets began the period with positive inflows as increasingly risk-averse investors sought safe havens from the equity and fixed income markets. Towards the latter part of the period, however, money markets experienced outflows as investors became increasingly risk-tolerant and their appetite for higher-yielding securities grew.

      In spite of near-term uncertainty, we continue to encourage investors to establish and maintain a long-term investment plan that is consistent with their overall risk tolerance and investment objectives. We suggest that investors consult with their financial advisors regarding their financial plans.

      On behalf of BlackRock, we thank you for your continued confidence and appreciate the opportunity to help you achieve your investment goals.

Sincerely,

/S/ ANNE ACKERLEY

Anne Ackerley
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.



                                                                             ---

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------

CERTIFICATES OF DEPOSIT -- 14.9%
DOMESTIC -- 9.0%
   Toronto Dominion Bank of New York
     (A-1, P-1)
     1.27%                           04/13/04       $ 68,000     $   67,996,479
   U.S. Bank N.A. (A-1, P-1)
     2.02%                           08/22/03         50,000         50,000,000
   Washington Mutual Bank (A-2, P-1)
     1.33%                           04/22/03        160,500        160,500,000
   Wells Fargo Bank (A-1+, P-1)
     1.26%                           04/03/03         45,435         45,434,999
                                                                 --------------
                                                                    323,931,478
                                                                 --------------
YANKEE DOLLAR -- 5.9%
   ABN-AMRO Bank N.V. (A-1+, P-1)
     2.64%                           04/08/03         50,000         50,000,000
   Natexis Banques (A-1, P-1)
     1.26%                           04/30/03         75,000         75,000,000
   Royal Bank of Canada (A-1+, P-1)
     2.42%                           04/01/03         40,000         40,000,000
   Westdeutsche Landesbank
     Gironzentrale (A-1+, P-1)
     2.17%                           08/11/03         48,000         48,000,000
                                                                 --------------
                                                                    213,000,000
                                                                 --------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $536,931,478)                                              536,931,478
                                                                 --------------
COMMERCIAL PAPER -- 34.8%
ASSET BACKED SECURITIES -- 23.6%
   Amstel Funding Corp. (A-1+, P-1)
     1.29%                           05/05/03         87,000         86,894,005
     1.20%                           06/12/03         42,500         42,398,000
   Breeds Hill Capital Co. (A-1)
     1.32%                           04/14/03         12,182         12,176,193
   Concord Minutemen Capital Co.,
     LLC (A-1)
     1.40%                           04/04/03         43,933         43,927,874
     1.31%                           04/08/03         39,621         39,610,908
     1.32%                           04/29/03          2,001          1,998,946
     1.31%                           05/02/03          6,000          5,993,232
     1.29%                           05/20/03         88,000         87,845,487
   Crown Point Capital Co. (A-1)
     1.29%                           04/10/03         65,529         65,507,867
     1.33%                           04/17/03         52,317         52,286,075
     1.29%                           04/23/03         67,800         67,746,551
   Lexington Parker Capital Co. (A-1)
     1.40%                           04/01/03         70,000         70,000,000
     1.32%                           04/07/03          7,099          7,097,438
     1.29%                           04/22/03        100,000         99,924,750
   Moat Funding LLC (A-1+, P-1)
     1.28%                           06/06/03         91,000         90,786,453
   Ness LLC (A-1, P-1)
     1.27%                           04/22/03         41,465         41,434,281
     1.27%                           04/25/03         30,288         30,262,356
                                                                 --------------
                                                                    845,890,416
                                                                 --------------
BANKS -- 5.1%
   DEPFA Bank Europe PLC (A-1, P-1)
     1.32%                           04/07/03         30,400         30,393,312
     1.32%                           04/30/03        100,000         99,893,667
   HBOs Treasury Services PLC
     (A-1+, P-1)
     1.26%                           05/08/03          9,000          8,988,345



                                                      PAR
                                     MATURITY        (000)           VALUE
                                     --------       --------     --------------
COMMERCIAL PAPER (CONTINUED)
BANKS (CONTINUED)
   Landesbank Schleswig-Holstein
     Giro (A-1+, P-1)
     1.25%                           04/07/03       $ 45,000     $   44,990,625
                                                                 --------------
                                                                    184,265,949
                                                                 --------------
FOOD & AGRICULTURE -- 3.9%
   Sara Lee Corp. (A-1, P-2)
     1.35%                           04/10/03         40,329         40,315,389
     1.35%                           04/11/03         70,000         69,973,750
     1.35%                           04/16/03         30,000         29,983,125
                                                                 --------------
                                                                    140,272,264
                                                                 --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS -- 2.2%
   General Electric Capital International
     Funding (A-1+, P-1)
     1.27%                           08/21/03         80,000         79,599,244
                                                                 --------------
TOTAL COMMERCIAL PAPER
   (Cost $1,250,027,873)                                          1,250,027,873
                                                                 --------------
GUARANTEED INVESTMENT CONTRACTS -- 1.7%
   Monumental Life Insurance Co.
     (A-1+, P-1)
     1.51%(b)
   (Cost $60,000,000)                04/01/03         60,000         60,000,000
                                                                 --------------
MASTER NOTES -- 2.0%
SECURITY BROKERS & DEALERS -- 2.0%
   Merrill Lynch Mortgage Capital, Inc.
     1.37%
   (Cost $70,000,000)                04/07/03         70,000         70,000,000
                                                                 --------------
MEDIUM TERM NOTES -- 2.9%
SECURITY BROKERS & DEALERS -- 2.9%
   Goldman Sachs Group, Inc. (A+, Aa3)
     1.34%
   (Cost $106,000,000)               05/20/03        106,000        106,000,000
                                                                 --------------
VARIABLE RATE OBLIGATIONS -- 26.8%
BANKS -- 4.3%
   Canadian Imperial Bank of New York
     (A-1, P-1)
     1.31%(b)                        04/01/03         60,000         59,995,742
   Citigroup, Inc. (AA-, Aa1)
     1.42%(b)                        05/30/03         22,875         22,878,791
   U.S. Bank N.A. (A-1, P-1)
     1.30%(b)                        04/01/03        100,000         99,991,768
                                                                 --------------
                                                                    182,866,301
                                                                 --------------
GOVERNMENT -- 0.3%
   Landesbank Baden-Wuerttemberg
     (AAA, Aaa)
     1.21%(b)                        06/20/03         10,000          9,999,515
                                                                 --------------
INSURANCE -- 2.5%
   Transamerica Life Insurance &
     Annuity Co. (AA+, Aa3)
     1.48%(b)                        06/02/03         90,000         90,000,000
                                                                 --------------
PERSONAL CREDIT INSTITUTIONS -- 0.6%
   American General Finance Corp.
     (A+, A1)
     1.61%(b)                        06/26/03         20,000         20,016,085
                                                                 --------------
SECURITY BROKERS & DEALERS -- 17.3%
   Bear Stearns Co., Inc. (A, A2)
     1.36%(b)                        04/01/03        175,000        175,000,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---
 2

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (CONCLUDED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)           VALUE
                                     --------       --------     --------------
VARIABLE RATE OBLIGATIONS (CONTINUED)
SECURITY BROKERS & DEALERS (CONTINUED)
   Lehman Brothers Holdings, Inc.
     (A-1, P-1)
     1.32%(b)                        04/01/03       $ 75,000     $   75,000,000
   Merrill Lynch & Co. (AA-, Aa3)
     1.37%(b)                        04/11/03         50,000         50,000,000
     1.50%(b)                        06/04/03         50,000         50,012,677
     1.44%(b)                        06/24/03          6,000          6,001,766
   Nordea Bank Finland PLC (A-1, P-1)
     1.31%(b)                        04/01/03        100,000         99,995,913
   Salomon Smith Barney Holdings
     (AA-, Aa1)
     1.64%(b)                        04/24/03         15,000         15,014,467
     1.79%(b)                        04/24/03         75,000         75,000,000
     1.31%(b)                        04/25/03         50,000         50,000,000
                                                                 --------------
                                                                    596,024,823
                                                                 --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS -- 1.8%
   General Electric Capital Corp.
     (AAA, Aaa)
     1.31%(b)                        04/17/03         45,000         45,000,000
     1.46%(b)                        04/22/03         18,000         18,026,410
                                                                 --------------
                                                                     63,026,410
                                                                 --------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $961,933,134)                                              961,933,134
                                                                 --------------
MUNICIPAL BONDS -- 1.6%
CALIFORNIA -- 1.1%
   California RAN Series 2002F DN (SP-1,
     MIG-1)
     1.31%(b)                        04/07/03         40,000         40,000,000
                                                                 --------------
GEORGIA -- 0.1%
   De Kalb County Development Authority
     University RB Series 1995B DN (A-1+,
     VMIG-1)
     1.25%(b)                        04/07/03          4,575          4,575,000
                                                                 --------------
TEXAS -- 0.4%
   South Central Texas IDRB Series 1990 DN
     (Bank One N.A. LOC) (P-1)
     1.35%(b)                        04/07/03         14,800         14,800,000
                                                                 --------------
TOTAL MUNICIPAL BONDS
   (Cost $59,375,000)                                                59,375,000
                                                                 --------------
SHORT TERM INVESTMENTS -- 12.8%
   Federal Home Loan Bank
     Discount Notes
     1.60%                           02/03/04         35,000         35,000,000
     1.60%                           02/06/04         50,000         50,000,000
     4.88%                           04/16/04         39,100         40,535,915
   Federal Home Loan Mortgage Corp.
     Discount Notes
     1.61%                           10/09/03        132,000        130,875,965
                                                                 --------------



                                                   PAR/SHARES
                                     MATURITY        (000)           VALUE
                                     --------      ----------     --------------
   SHORT TERM INVESTMENTS (CONTINUED)
   Federal National Mortgage
     Association Benchmark Notes
     4.75%                           11/14/03       $  7,150     $    7,306,895
     5.13%                           02/13/04         70,000         72,281,504
     1.40%                           04/16/04         75,000         74,977,963
   Bear Stearns Prime Money Market                    50,000         50,000,000
   Paine Webber Liquid Institutional
     Reserves Money Market Fund                          147            147,410
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $461,125,652)                                              461,125,652
                                                                 --------------
REPURCHASE AGREEMENTS -- 2.4%
   Morgan Stanley & Co., Inc
     1.36%                           04/01/03         85,400         85,400,000
                                                                 --------------
     (Agreement dated 03/31/03 to be
     repurchased at $85,403,226.
     Collateralized by $98,419,928
     Federal National Mortgage
     Association Bonds 2.33% due
     04/25/32 to 12/25/32, and $1,000
     U.S. Treasury Bills 0.00% due
     04/17/03. The value of the
     collateral is $87,962,999.)
   (Cost $85,400,000)

TOTAL INVESTMENTS IN SECURITIES
   (Cost $3,590,793,137(a))                            99.9%      3,590,793,137
                                                                 --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES                                       0.1%          4,036,930
                                                      ------     --------------
NET ASSETS (Equivalent to $1.00
     per share based on 2,334,260,198
     Institutional shares,
     588,611,511 Service shares,
     149,080,197 Hilliard Lyons
     shares, 493,821,845 Investor A
     shares, 20,971,116 Investor B
     shares and 8,329,691
     Investor C shares outstanding)                   100.0%     $3,594,830,067
                                                      ======     ==============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE, HILLIARD
   LYONS, INVESTOR A, INVESTOR B
   AND INVESTOR C SHARE
   ($3,594,830,067 / 3,595,074,558)                                       $1.00
                                                                          =====

-----------------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of March 31, 2003 and maturities shown are the next interest readjustment date.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                             ---
                                                                              3
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                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                      U.S. TREASURY MONEY MARKET PORTFOLIO

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)           VALUE
                                     --------       --------     --------------

U.S. TREASURY OBLIGATIONS -- 32.5%
   U.S. Treasury Bills
     1.11%                           04/03/03       $ 65,000       $ 64,995,992
     1.16%                           08/28/03         50,000         49,759,944
     1.08%                           09/04/03         20,000         19,906,400
     1.03%                           09/11/03         20,000         19,906,728
   U.S. Treasury Notes
     3.88%                           07/31/03         60,000         60,383,036
     5.75%                           08/15/03         15,000         15,221,144
     2.75%                           09/30/03         10,000         10,045,663
     4.25%                           11/15/03         27,000         27,414,030
     3.63%                           03/31/04         30,000         30,713,865
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $298,346,802)                                              298,346,802
                                                                   ------------
REPURCHASE AGREEMENTS -- 67.5%
   Bear Stearns & Co., Inc.
     1.32%                           04/01/03         40,000         40,000,000
     (Agreement dated 03/31/03 to be
     repurchased at $40,001,467.
     Collateralized by $68,140,000
     U.S. Treasury Strips 0.00% due
     08/15/14. The value of the
     collateral is $41,144,952.)
   Deutsche Bank Securities, Inc.
     1.32%                           04/01/03         40,000         40,000,000
     (Agreement dated 03/31/03 to be
     repurchased at $40,001,467.
     Collateralized by $19,577,000
     U.S. Treasury Notes 2.00%-4.00%
     due 04/30/03 to 11/30/04 and
     $16,565,000 U.S. Treasury Bonds
     6.875% due 08/15/25. The value
     of the collateral is
     $40,800,559.)
   Goldman Sachs & Co.
     1.30%                           04/01/03         40,000         40,000,000
     (Agreement dated 03/31/03 to be
     repurchased at $40,001,444.
     Collateralized by $37,084,000
     U.S. Treasury Notes 3.00% due
     07/15/12. The value of the
     collateral is $40,800,856.)
   Greenwich Capital Markets, Inc.
     1.33%                           04/01/03        150,000        150,000,000
     (Agreement dated 03/31/03 to be
     repurchased at $150,005,542.
     Collateralized by $375,891,972
     U.S. Treasury Strips 0.00% due
     05/15/13 to 08/15/29. The value
     of the collateral is
     $153,001,535.)
   J.P. Morgan Chase Bank
     1.27%                           04/01/03         40,000         40,000,000
     (Agreement dated 03/31/03 to be
     repurchased at $40,001,411.
     Collateralized by $100,541,000
     U.S. Treasury Strips 0.00% due
     02/15/20 to 11/15/21. The value
     of the collateral is
     $40,801,311.)
   Lehman Brothers, Inc.
     1.28%                           04/01/03         40,000         40,000,000
     (Agreement dated 03/31/03 to be
     repurchased at $40,001,422.
     Collateralized by $27,835,000
     U.S. Treasury Bonds 8.875% due
     08/15/17. The value of the
     collateral is $40,800,193.)



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
REPURCHASE AGREEMENTS (CONTINUED)
   Merrill Lynch & Co.
     1.25%                           04/01/03       $ 40,000       $ 40,000,000
     (Agreement dated 03/31/03 to be
     repurchased at $40,001,389.
     Collateralized by $112,161,250
     U.S. Treasury Strips 0.00% due
     11/15/10 to 08/15/28. The value
     of the collateral is
     $40,800,697.)
   Morgan Stanley & Co., Inc.
     1.27%                           04/01/03        149,200        149,200,000
     (Agreement dated 03/31/03 to be
     repurchased at $149,205,263.
     Collateralized by $115,234,000
     U.S. Treasury Bonds 6.625% due
     02/15/27 and $8,699,000 U.S.
     Treasury Bonds 6.375% due
     08/15/27. The value of the
     collateral is $152,185,056.)
   UBS Warburg LLC
     1.30%                           04/01/03         40,000         40,000,000
     (Agreement dated 03/31/03 to be
     repurchased at $40,001,444.
     Collateralized by $150,486,000
     U.S. Treasury Strips 0.00% due
     08/15/25 to 08/15/27. The value
     of the collateral is
     $40,801,147.)
   UBS Warburg LLC
     1.18%                         04/24/03(b)        40,000         40,000,000
                                                                   ------------
     (Agreement dated 03/31/03 to be
     repurchased at $40,114,067.
     Collateralized by $105,000 U.S.
     Treasury Notes 3.00% due
     11/15/07 and $83,085,000 U.S.
     Treasury Strips 0.00% due
     08/15/17. The value of the
     collateral is $40,907,724.)

TOTAL REPURCHASE AGREEMENTS
   (Cost $619,200,000)                                              619,200,000
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $917,546,802(a))                             100.0%        917,546,802

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                       0.0%            134,782
                                                      ------     --------------
NET ASSETS (Equivalent  to $1.00
     per share based on 577,833,954
     Institutional shares,
     285,284,135 Service shares and
     54,628,730 Investor A shares
     outstanding)                                     100.0%       $917,681,584
                                                      ======       ============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($917,681,584 / 917,746,819)                                           $1.00
                                                                          =====

-----------------
(a) Aggregate cost for Federal tax purposes.
(b) Agreement has a putable option where principal and interest owed can be recovered through demand in seven days.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---
 4

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS -- 101.1%
ALABAMA -- 2.6%
   Alexander City Industrial Board IDRB
     Series 2000 DN (A-1, P-1)
     1.30%(b)                        04/07/03       $  1,040       $  1,040,000
   Columbia Industrial Development Board PCRB
     (Alabama Power Co. Project) Series 1995B
     DN (A-1, VMIG-1)
     1.20%(b)                        04/01/03          2,400          2,400,000
   Columbia Industrial Development Board PCRB
     (Alabama Power Co. Project) Series 1999A
     DN (A-1)
     1.20%(b)                        04/01/03          4,000          4,000,000
   Jefferson County Warrants GO Series 2001B
     DN (Morgan Guaranty Trust
     LOC) (A-1+, VMIG-1)
     1.20%(b)                        04/01/03          9,450          9,450,000
                                                                   ------------
                                                                     16,890,000
                                                                   ------------
ARKANSAS -- 0.5%
   Little Rock Residential Housing and Public
     Facilities Board Capital Improvement RB
     (Park Systems Project) Series 2001 DN
     (A-1+)
     1.25%(b)                        04/07/03          3,185          3,185,000
                                                                   ------------
CALIFORNIA -- 6.3%
   California Municipal Securities Trust
     Receipts RB Series1997-58 DN (Societe
     General LOC) (A-1+)
     1.13%(b)                        04/07/03            500            500,000
   California RB Series 2002 RAN (SP-1,
     MIG-2)
     2.50%                           06/27/03         20,000         20,047,358
   Los Angeles Unified School District
     Certificates of Participation (Belmont
     Learning Complex Project) Series 1997A
     DN (A-1+, VMIG-1)
     1.70%(b)                        04/07/03          6,000          6,000,000
   Newport Beach RB (Hoag Memorial Hospital
     Project) Series 1999A DN (A-1+, VMIG-1)
     1.15%(b)                        04/07/03          8,800          8,800,000
   Orange County Sanitation Districts
     Certificates of Participation Series
     2000A DN (A-1+, VMIG-1)
     1.15%(b)                        04/01/03          6,495          6,495,000
                                                                   ------------
                                                                     41,842,358
                                                                   ------------
COLORADO -- 0.0%
   Garfield County Hospital RB (Valley View
     Hospital Association Project) Series
     1999 DN (Bank One N.A. LOC) (A-1)
     1.20%(b)                        04/07/03            380            380,000
                                                                   ------------
DELAWARE -- 0.8%
   Delaware Economic Development Authority RB
     (St. Anne's Episcopal School Project)
     Series 2001 DN (A-1)
     1.25%(b)                        04/07/03          2,000          2,000,000



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
DELAWARE (CONTINUED)
   Sussex County IDRB (Rehoboth Mall Project)
     Series 2001A DN (A-1)
     1.30%(b)                        04/07/03       $  3,345       $  3,345,000
                                                                   ------------
                                                                      5,345,000
                                                                   ------------
DISTRICT OF COLUMBIA -- 0.6%
   District of Columbia RB (Arts & Technology
     Academy Project) Series 2002 DN (VMIG-1)
     1.30%(b)                        04/07/03          3,900          3,900,000
                                                                   ------------
FLORIDA -- 4.9%
   Florida Housing Finance Corporation
     Multi-Family RB Series 2000-1234 DN
     (A-1C+)
     1.32%(b)                        04/07/03          1,500          1,500,000
   Greater Orlando Aviation Authority Orlando
     Airport Facilities RB Series 2002E AMT
     DN (FSA Insurance) (A-2, VMIG-1)
     1.30%(b)                        04/07/03          2,800          2,800,000
   Greater Orlando Aviation Authority RB
     (Special Purpose Cessna Aircraft
     Project) Series 2001 AMT DN (A-1, P-1)
     1.80%(b)                        04/07/03          4,000          4,000,000
   Lee County IDRB Series 1997 AMT DN
     (KeyBank N.A. LOC)
     1.35%(b)                        04/07/03          2,080          2,080,000
   Municipal Securities Trust Certificates RB
     Series 2002A DN (A-1)
     1.31%(b)                        04/07/03          8,760          8,760,000
   Putnam County Development Authority PCRB
     (Seminole Electric Co-op Project) Series
     1984D MB (A-1)
     1.45%                           06/15/03          5,000          5,000,000
   Putnam County Development Authority PCRB
     Series 1984 MB (National Rural Utilities
     LOC) (A-1, MIG-1)
     1.25%                           09/15/03          8,000          8,000,000
                                                                   ------------
                                                                     32,140,000
                                                                   ------------
GEORGIA -- 4.3%
   Clayton County Development Authority RB
     (Delta Airlines Project) Series 2000B DN
     (Commerzbank LOC) (A-2, VMIG-1)
     2.95%(b)                        04/07/03         25,000         25,000,000
   Dougherty County GO Series 2000 MB (FSA
     Insurance) (Aaa)
     5.25%                           10/01/03            930            947,384
   Emanuel County Development Authority RB
     (Jabo Metal Fabrication Project) Series
     2001 AMT DN (VMIG-1)
     1.30%(b)                        04/07/03          2,300          2,300,000
                                                                   ------------
                                                                     28,247,384
                                                                   ------------
HAWAII -- 0.2%
   Municipal Securities Trust Certificates RB
     Series 2001A-9011 AMT DN (FGIC
     Insurance) (A-1)
     1.34%(b)(c)                     04/07/03          1,190          1,190,000
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                             ---
                                                                              5

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS -- 6.7%
   Chicago O'Hare International Airport
     Municipal Trust Certificates RB Series
     2001A DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.40%(b)                        04/07/03       $  9,900       $  9,900,000
   Illinois Development Finance Authority
     IDRB Series 1996 AMT DN (Bank One N.A.
     LOC)
     1.40%(b)                        04/07/03          1,245          1,245,000
   Illinois Development Finance Authority
     IDRB (Royal Continental Box Co. Project)
     Series 1995A AMT DN (ABN-AMRO Bank N.V.
     LOC) (A-1+)
     1.25%(b)                        04/07/03            400            400,000
   Illinois Development Finance Authority
     Multi-Family RB Series 2001 DN (A-1C+)
     1.32%(b)                        04/07/03         11,105         11,105,000
   Illinois GO Series 2002 MB (AA, Aa2)
     3.00%                           10/01/03          1,000          1,006,940
   Illinois GO Series 2002B-05 DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.26%(b)                        04/07/03          2,500          2,500,000
   Municipal Securities Trust Certificates
     GO Series 2001-9021A DN (Bear
     Stearns LOC) (A-1)
     1.31%(b)(c)                     04/07/03          5,500          5,500,000
   Municipal Securities Trust Certificates RB
     Series 2002-2028A DN (MBIA Insurance)
     (A-1)
     1.31%(b)(c)                     04/07/03          4,640          4,640,000
   Quad Cities Regional Economic Development
     Authority RB (Whitey's Ice Cream
     Manufacturing Project) Series 1995 AMT
     DN (Bank One N.A. LOC)
     1.40%(b)                        04/07/03          1,140          1,140,000
   Regional Transportation Authority GO
     (Merlots Project) Series 2001A-86 DN
     (First Union Bank LOC) (VMIG-1)
     1.26%(b)                        04/07/03          1,500          1,500,000
   Rockford RB (Fairhaven Christian Center
     Project) Series 2000 DN (Bank One N.A.
     LOC)
     1.30%(b)                        04/07/03          2,050          2,050,000
   Roselle Village IDRB (Abrasive-Form, Inc.
     Project) Series 1995 AMT DN (ABN-AMRO
     Bank N.V. LOC)
     1.42%(b)                        04/07/03          1,200          1,200,000
   Schaumburg IDRB (Termax Corp. Project)
     Series 2000 AMT DN
     1.40%(b)                        04/07/03          1,900          1,900,000
   Winnebago County RB (Mill Project) Series
     1996 DN (Bank One N.A. LOC)
     1.32%(b)                        04/07/03             80             80,000
                                                                   ------------
                                                                     44,166,940
                                                                   ------------
INDIANA -- 5.5%
   Dekko Foundation Educational Facilities RB
     Series 2001 DN (Bank One N.A. LOC)
     1.35%(b)                        04/07/03          3,000          3,000,000
                                                                   ------------



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
INDIANA (CONTINUED)
   Gary Redevelopment District Economic
     Growth RB Series 2001A DN (American
     National Bank & Trust Co. LOC) (A-1)
     1.25%(b)                        04/07/03       $  1,160       $  1,160,000
   Hendricks County Industrial Redevelopment
     Commission Tax Increment RB (Heartland
     Crossing Project) Series 2000A DN
     1.25%(b)                        04/07/03          1,100          1,100,000
   Indiana Bond Bank RB Series 2001-9019 DN
     (A-1)
     1.31%(b)                        04/07/03          5,115          5,115,000
   Indiana Bond Bank RB Series 2001A DN
     (VMIG-1)
     1.35%(b)                        04/07/03         15,605         15,605,000
   Indiana Development Finance Authority IDRB
     Series 2000 AMT DN (Bank One N.A. LOC)
     1.40%(b)                        04/07/03          7,300          7,300,000
   Knox Economic Development RB (J.W. Hicks
     Project) Series 1998 AMT DN (Bank One
     N.A. LOC)
     1.40%(b)                        04/07/03          1,850          1,850,000
   Monroe County IDRB (Griner Engineering,
     Inc. Project) Series 1997 AMT DN
     (National City Bank N.A. LOC)
     1.29%(b)                        04/07/03          1,174          1,174,000
                                                                   ------------
                                                                     36,304,000
                                                                   ------------
IOWA -- 0.5%
   Iowa Financial Authority Economic
     Development RB (West Liberty Foods
     Project) Series 2002 DN
     1.40%(b)                        04/07/03            940            940,000
   Iowa State School Cash Anticipation
     Program RB Series 2002 TRAN (FSA
     Insurance) (SP-1+, MIG-1)
     2.75%                           06/20/03          2,585          2,590,624
                                                                   ------------
                                                                      3,530,624
                                                                   ------------
KENTUCKY -- 3.7%
   Calvert City PCRB (Air Products &
     Chemicals, Inc. Project) Series 1993A DN
     (A-1)
     1.30%(b)                        04/07/03          3,000          3,000,000
   Calvert City PCRB Series 1993B DN (A-1)
     1.30%(b)                        04/07/03          1,000          1,000,000
   Carroll County Collateralized Solid Waste
     Disposal Facilities RB (Kentucky
     Utilities Company Project) Series 1994A
     AMT DN (A-1+, VMIG-1)
     1.30%(b)                        04/01/03          3,400          3,400,000
   Clark County PCRB (Eastern Kentucky Power
     Project) Series 1984J-2 MB (A-1, MIG-1)
     1.70%                           04/15/03          3,000          3,000,000
   Jefferson County Board of Education RB
     Series 2002N RAN (SP-1+, MIG-1)
     2.25%                           06/30/03          7,880          7,892,431


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---
 6

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Newport Industrial Building RB (Newport
     Holdings Project) Series 2001A AMT DN
     1.27%(b)                        04/07/03       $  1,850       $  1,850,000
   Pulaski County Solid Waste Disposal RB
     (National Rural Utilities for East
     Kentucky Power Project) Series 1993B AMT
     MB (MIG-1)
     1.30%                           04/07/03          3,000          3,000,000
   Trimble County PCRB (Louisville Project)
     Series 2003 TECP (A-2, MIG-1)
     1.30%                           08/15/03          1,200          1,200,000
                                                                   ------------
                                                                      24,342,431
                                                                   ------------
LOUISIANA -- 1.2%
   Iberville Parish PCRB (Air Products &
     Chemicals Project) Series 1992 DN (A-1)
     1.30%(b)                        04/07/03          4,000          4,000,000
   Louisiana Public Facilities Authority RB
     (Air Products & Chemicals Project)
     Series 2002 AMT DN (A-1, P-1)
     1.40%(b)                        04/07/03          4,000          4,000,000
                                                                   ------------
                                                                      8,000,000
                                                                   ------------
MARYLAND -- 13.9%
   Anne Arundel County RB (Mountain Ridge
     Apartments Project) Series 1996 DN
     (First National Bank LOC) (A-1)
     1.24%(b)                        04/07/03          5,775          5,775,000
   Baltimore County RB (Odyssey School
     Facility Project) Series 2001 DN (A-1)
     1.30%(b)                        04/07/03          4,900          4,900,000
   Baltimore County RB (Paths at Loveton
     Project) Series 1996 DN (First National
     Bank of Maryland LOC) (A-1)
     1.24%(b)                        04/07/03          5,260          5,260,000
   Baltimore County RB (St. James Academy
     Facility Project) Series 1999 DN
     (AllFirst Bank LOC) (A-1)
     1.25%(b)                        04/07/03          4,410          4,410,000
   Baltimore County RB (St. Paul's School For
     Girls Facility Project) Series 2000 DN
     (AllFirst Bank LOC) (A-2)
     1.25%(b)                        04/07/03         12,250         12,250,000
   Frederick County RB (Homewood, Inc.
     Facility Project) Series 1997 DN
     (AllFirst Bank LOC) (A-1)
     1.29%(b)                        04/07/03          5,000          5,000,000
   Howard County Economic Development RB
     (Pace, Inc. Project) Series 1995 DN
     (AllFirst Bank LOC)
     1.29%(b)                        04/07/03          4,000          4,000,000
   Howard County RB (Glenelg Country School
     Project) Series 2001 DN (AllFirst Bank
     LOC) (A-1)
     1.30%(b)                        04/07/03          3,460          3,460,000



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
MARYLAND (CONTINUED)
   Maryland Economic Development Authority RB
     (Association of Catholic Charities
     Project) Series 1999A DN (First National
     Bank of Maryland LOC) (A-1)
     1.25%(b)                        04/07/03       $  2,785       $  2,785,000
   Maryland Economic Development Authority RB
     (Association of Catholic Charities
     Project) Series 1999B DN (First National
     Bank of Maryland LOC) (A-1)
     1.25%(b)                        04/07/03          1,650          1,650,000
   Maryland Economic Development Corporation
     RB (American Health Assistance
     Foundation Facility Project) Series 2001
     DN (AllFirst Bank LOC) (A-1)
     1.30%(b)                        04/07/03          3,620          3,620,000
   Maryland Economic Development Corporation
     RB (Mirage-Tucker LLC Facility Project)
     Series 2002 DN (AllFirst Bank LOC)
     (VMIG-1)
     1.35%(b)                        04/07/03          1,425          1,425,000
   Maryland Health & Higher Educational
     Facilities Authority RB (Doctor's
     Community Hospital Issue Project) Series
     1997 DN (A-1)
     1.24%(b)                        04/01/03          6,100          6,100,000
   Maryland Health & Higher Educational
     Facilities Authority RB (Doctors'
     Community Hospital Issue Project) Series
     1999 DN (First National Bank of Maryland
     LOC) (A-1)
     1.24%(b)                        04/07/03          5,200          5,200,000
   Maryland Health & Higher Educational
     Facilities Authority RB (Roland Park
     Country School Project) Series 2001 DN
     (AllFirst Bank LOC) (A-2)
     1.25%(b)                        04/07/03          6,665          6,665,000
   Montgomery County Economic Development RB
     (Brooke Grove Foundation, Inc. Project)
     Series 1998 DN (First National Bank of
     Maryland LOC) (A-1)
     1.29%(b)                        04/07/03          4,905          4,905,000
   Montgomery County Housing Finance
     Authority RB Series 2001-1276 DN (A-1C+)
     1.38%(b)                        04/07/03          6,000          6,000,000
   Montgomery County RB (Imagination Stage,
     Inc. Facility Project) Series 2002 DN
     1.30%(b)                        04/07/03          4,000          4,000,000
   Ocean City RB (Harrison Inn 58 L.P.
     Project) Series 1997 DN (A-1)
     1.49%(b)                        04/07/03          4,080          4,080,000
                                                                   ------------
                                                                     91,485,000
                                                                   ------------
MASSACHUSETTS -- 1.8%
   Massachusetts Developmental Finance Agency
     RB (Boston University Project) Series
     2002R-2 DN (A-1+, VMIG-1)
     1.06%(b)                        04/01/03            200            200,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                             ---
                                                                              7

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
MASSACHUSETTS (CONTINUED)
   Massachusetts GO Series 2002A-09 DN
     1.19%(b)                        04/07/03       $  1,495       $  1,495,000
   Scituate GO Series 2003 BAN (MIG-1)
     2.00%                           03/04/04          5,000          5,041,089
   Winthrop GO Series 2003 BAN (MIG-1)
     1.55%                           03/18/04          5,000          5,023,789
                                                                   ------------
                                                                     11,759,878
                                                                   ------------
MICHIGAN -- 2.9%
   Detroit Economic Development Corporation
     RB (EH Association Ltd. Project) Series
     2002 DN
     1.30%(b)                        04/07/03          3,830          3,830,000
   Detroit Sewer Disposal RB (Merlots
     Project) Series 2001A-112 DN (MBIA
     Insurance) (VMIG-1)
     1.26%(b)                        04/07/03          2,480          2,480,000
   Green Oak Township RB Series 2002 BAN
     2.13%                           05/01/03          1,000          1,000,427
   Jackson Public Schools GO (State Aid
     Project) Series 2002B MB
     1.75%                           05/22/03          1,250          1,250,258
   Michigan Municipal Bond Authority RB
     Series 2002C-1 MB
     2.25%                           08/22/03          5,000          5,016,410
   Michigan Strategic Fund Limited Obligation
     RB (Horizons of Michigan Project) Series
     2001 DN (Huntington National Bank LOC)
     1.25%(b)                        04/07/03          1,775          1,775,000
   Michigan Strategic Fund Limited Obligation
     RB (Kay Screen Printing, Inc. Project)
     Series 2000 AMT DN (Bank One N.A. LOC)
     1.40%(b)                        04/07/03          2,500          2,500,000
   Michigan Strategic Fund Limited Obligation
     RB (True Industries-Warren Project)
     Series 2000 AMT DN (Bank One N.A. LOC)
     1.25%(b)                        04/07/03          1,600          1,600,000
                                                                   ------------
                                                                     19,452,095
                                                                   ------------
MINNESOTA -- 0.4%
   Hennepin County GO Series 1997C DN
     (Westdeutsche Landesbank Gironzentrale
     LOC) (A-1+, VMIG-1)
     1.00%(b)                        04/07/03            400            400,000
   Minneapolis GO Series 1998B DN (Bayerische
     Landesbank Girozentrale LOC) (A-1+,
     VMIG-1)
     1.20%(b)                        04/07/03          1,000          1,000,000
   Minnesota Higher Education Facilities
     Authority RB (Carleton College Project)
     Series 2000G DN (Wells Fargo Bank LOC)
     (VMIG-1)
     1.00%(b)                        04/07/03          1,400          1,400,000
                                                                   ------------
                                                                      2,800,000
                                                                   ------------
MISSISSIPPI -- 0.8%
   Jackson County PCRB (Chevron USA, Inc.
     Project) Series 1992 DN (A-1+)
     1.15%(b)                        04/01/03          1,200          1,200,000



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
MISSISSIPPI (CONTINUED)
   Mississippi Development Bank Special
     Obligation Bonds RB (Correctional
     Facilities Project) Series 2002 DN
     (Amsouth Bank of Alabama LOC) (A-1)
     1.30%(b)                        04/07/03       $  4,100       $  4,100,000
                                                                   ------------
                                                                      5,300,000
                                                                   ------------
MISSOURI -- 2.2%
   Maries County Solid Waste Management IDRB
     (Kingsford Products Co. Project) Series
     1993 AMT DN (Clorox Co., Inc. Guaranty)
     (A-1)
     1.32%(b)                        04/07/03          4,400          4,400,000
   Missouri Health & Educational Facilities
     Authority Educational Facilities RB
     (Drury College Project) Series 1999 DN
     (VMIG-1)
     1.20%(b)                        04/01/03         10,000         10,000,000
                                                                   ------------
                                                                     14,400,000
                                                                   ------------
MONTANA -- 2.1%
   Forsyth P-Float PCRB Series 2002 MB (AMBAC
     Insurance and Merrill Lynch & Co. SBPA)
     1.25%                           12/04/03          4,000          4,000,000
   Montana GO Series 2002 TRAN (SP-1+, MIG-1)
     2.50%                           06/30/03         10,000         10,022,205
                                                                   ------------
                                                                     14,022,205
                                                                   ------------
NEVADA -- 1.4%
   Clark County Economic Development RB
     (Lutheran Secondary School Association
     Project) Series 2000 DN (VMIG-1)
     1.40%(b)                        04/07/03          1,600          1,600,000
   Municipal Securities Trust Certificates GO
     Series 2001A-9013 DN (A-1+)
     1.31%(b)(c)                     04/07/03          4,500          4,500,000
   Municipal Securities Trust Certificates RB
     Series 2002-9038A DN (FGIC Insurance)
     (A-1)
     1.31%(b)                        04/07/03          2,990          2,990,000
                                                                   ------------
                                                                      9,090,000
                                                                   ------------
NEW HAMPSHIRE -- 0.7%
   New Hampshire GO Series 2003 RAN
     1.25%                           05/01/03          2,000          2,000,000
   New Hampshire Health and Education
     Facilities Authority RB (Tilton School
     Project) Series 1999 DN (KeyBank N.A.
     LOC)
     1.25%(b)                        04/07/03          2,375          2,375,000
                                                                   ------------
                                                                      4,375,000
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---
 8

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY -- 0.8%
   New Jersey Economic Development Authority
     RB (Market Transition Facilities
     Project) Series 2001-5 MB (MBIA
     Insurance and Bank of New York Liquidity
     Facility) (A-1+)
     1.65%                           09/18/03       $  2,000       $  2,000,000
   New Jersey Educational Facilities
     Authority RB (William Patterson
     University Project) Series 2002E MB
     (AAA, Aaa)
     2.50%                           07/01/03            755            756,694
   New Jersey Housing & Mortgage Finance
     Agency RB (Home Buyer Project) Series
     2003DD RAN
     1.05%                           04/01/04          2,500          2,500,000
                                                                   ------------
                                                                      5,256,694
                                                                   ------------
NEW YORK -- 4.6%
   Auburn IDRB (Fat Tire LLC Project) Series
     1997 DN (KeyBank N.A. LOC)
     1.35%(b)                        04/07/03          1,310          1,310,000
   Long Island Power Authority RB (New York
     Electrical Systems Revenue Project)
     Series 1999 MB
     1.60%                           07/03/03          4,995          4,995,000
   New York City Municipal Water Finance
     Authority RB (Water & Sewer Systems
     Project) Series 2001F-1 DN (Dexia Credit
     LOC) (A-1+, VMIG-1)
     1.15%(b)                        04/01/03            600            600,000
   New York City Transitional Financing
     Authority RB Series 2003-2 BAN (MIG-1)
     2.00%                           02/19/04          5,000          5,041,420
   New York Energy Research & Development
     Authority PCRB (New York Electric & Gas
     Project) Series 1994B DN (A-1+, VMIG-1)
     1.20%(b)                        04/01/03          1,700          1,700,000
   New York Housing Finance Agency RB (20th
     Street Housing Project) Series 2001A AMT
     DN (Bayerische Landesbank Girozentrale
     LOC) (VMIG-1)
     1.21%(b)                        04/07/03          7,800          7,800,000
   New York Housing Finance Agency RB (East
     84th Street Project) Series 1995A DN
     (Bayerische Landesbank Girozentrale LOC)
     (VMIG-1)
     1.35%(b)                        04/07/03          6,700          6,700,000
   New York Housing Finance Agency RB (Worth
     Street Housing Project) Series 2001A AMT
     DN (Bayerische Landesbank Girozentrale
     LOC) (VMIG-1)
     1.40%(b)                        04/07/03          2,500          2,500,000
                                                                   ------------
                                                                     30,646,420
                                                                   ------------



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA -- 4.2%
   North Carolina Capital Facilities Finance
     Agency Educational Facilities RB (Cannon
     School Project) Series 2002 DN (Suntrust
     Bank LOC) (A-1+)
     1.15%(b)                        04/07/03       $  2,500       $  2,500,000
   North Carolina GO Series 2002F DN
     (Wachovia Bank N.A. SBPA) (A-1+, VMIG-1)
     1.15%(b)                        04/07/03          4,300          4,300,000
   North Carolina GO Series 2003A-23 DN
     (Wachovia Bank N.A. SBPA)
     1.25%(b)                        04/07/03          3,000          3,000,000
   North Carolina Medical Care Commission
     Hospital RB (Baptist Hospital Project)
     Series 2000 DN (Wachovia Bank N.A. LOC)
     (A-1+, VMIG-1)
     1.13%(b)                        04/07/03          4,300          4,300,000
   North Carolina Medical Care Commission
     Hospital RB (Lincoln Health System
     Project) Series 1996A DN (Bank of
     America N.A. LOC) (A-1, VMIG-1)
     1.15%(b)                        04/07/03          3,100          3,100,000
   North Carolina Medical Care Commission
     Hospital RB (Park Ridge Hospital
     Project) Series 1988 DN (Suntrust Bank
     LOC) (A-1+)
     1.15%(b)                        04/07/03          5,200          5,200,000
   North Carolina Municipal Power Agency RB
     (Catawba Electric Co. Project) Series
     2003 DN (MBIA Insurance and Bank of New
     York SBPA) (A-1)
     1.22%(b)                        04/07/03          2,500          2,500,000
   Rockingham County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Whiteridge, Inc. Project)
     Series 1998 AMT DN (First Union Bank
     LOC)
     1.25%(b)                        04/07/03             90             90,000
   Wake County GO (Public Improvement
     Project) Series 2003A MB
     3.00%                           04/01/04          2,555          2,603,494
                                                                   ------------
                                                                     27,593,494
                                                                   ------------
NORTH DAKOTA -- 0.2%
   Fargo IDRB (Owen Industries, Inc. Project)
     Series 1997 AMT DN (Mellon Bank LOC)
     (A-1)
     1.25%(b)                        04/07/03            600            600,000
   North Dakota Housing Finance Agency RB
     Series 2001A-19 DN (First Union Bank
     LOC) (VMIG-1)
     1.31%(b)                        04/07/03            510            510,000
                                                                   ------------
                                                                      1,110,000
                                                                   ------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                             ---

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
OHIO -- 9.0%
   American Municipal Power, Inc. RB
     (Woodville Project) Series 2002 BAN
     1.75%                           07/24/03       $  1,800       $  1,800,000
   Avon GO Series 2002 BAN
     2.50%                           04/17/03          1,000          1,000,107
     2.20%                           06/12/03          1,300          1,300,628
     1.75%                           09/04/03          1,000          1,001,050
   Carroll County Health Care Facilities RB
     (Saint John's Villa Project) Series 2000
     DN (National City Bank N.A. LOC)
     1.20%(b)                        04/07/03             10             10,000
   Chillicothe GO Series 2002 BAN
     2.25%                           05/29/03          1,000          1,000,513
   Cuyahoga County GO Series 2002
     BAN
     1.65%                           09/17/03          1,600          1,601,459
   Cuyahoga County IDRB (Trio Diversified Co.
     Project) Series 2000 AMT DN (KeyBank
     N.A. LOC)
     1.35%(b)                        04/07/03          2,295          2,295,000
   Erie County GO Series 2002 BAN
     2.13%                           07/10/03          2,700          2,703,455
   Fairfield County GO Series 2002 BAN
     2.25%                           05/21/03          1,200          1,201,004
   Fairfield County GO Series 2003 BAN
     1.52%                           03/25/04          1,000          1,003,777
   Hamilton GO Series 2002I BAN
     1.91%                           06/05/03          1,000          1,000,000
   Kettering City School District GO Series
     2002 BAN (SP-1+, MIG-1)
     2.00%                           06/25/03          3,000          3,005,910
   Lebanon GO Series 2002 BAN
     2.15%                           05/22/03          2,500          2,500,855
   Lorain County Health Care Facilities
     Agency RB (Catholic Healthcare Project)
     Series 2003 MB (Bank One N.A. LOC) (A-1,
     MIG-1)
     1.25%                           07/07/03          3,000          3,000,000
   Lucas County Economic Development
     Authority RB (Maumee Valley Country Day
     School Project) Series 1998 AMT DN
     2.12%(b)                        04/07/03          1,205          1,205,000
   Marysville GO Series 2002 BAN
     2.01%                           11/13/03          3,494          3,499,510
   Middleburg Heights GO Series 2002
     BAN
     1.70%                           07/31/03            400            400,326
   Ohio Air Quality Development Authority RB
     (JMG Funding Ltd. Partnership Project)
     Series 1995B AMT DN (Societe Generale
     LOC) (A-1+)
     1.25%(b)                        04/07/03            300            300,000
   Ohio Higher Educational Facility Community
     RB Series 2000C DN (Fifth Third Bank
     N.A. LOC)
     1.30%(b)                        04/07/03          1,685          1,685,000
   Ohio PCRB (Ross Incineration Project)
     Series 2000-1 AMT DN (Bank One N.A. LOC)
     1.40%(b)                        04/07/03          1,550          1,550,000
   Ohio State University General Receipts RB
     Series 2003A MB
     1.08%                           09/15/03          5,000          5,000,000



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Powell GO Series 2002 BAN (SP-1+)
     2.04%                           11/05/03       $  1,000       $  1,001,994
   Richland County GO Series 2002 BAN
     2.50%                           05/07/03            676            676,261
   Richland County GO Series 2002 MB (MIG-1)
     2.10%                           11/12/03          1,000          1,002,120
   South Euclid GO Series 2002 BAN (MIG-1)
     2.25%                           04/03/03          3,700          3,700,042
   Stark County GO Series 2002 MB
     1.75%                           08/06/03            585            585,501
   Strongville GO Series 2003 BAN
     1.40%                           02/12/04            500            500,942
   Summit County Civic Facility RB (Akron
     Area Electrical Joint Apprenticeship and
     Training Trust Project) Series 2001 DN
     (KeyBank N.A. LOC)
     1.25%(b)                        04/07/03            180            180,000
   Toledo City School District GO Series 2003
     BAN (MIG-1)
     2.00%                           07/23/03          7,600          7,621,470
   Westlake City School District GO Series
     2002 BAN
     2.00%                           06/05/03          1,000          1,001,471
   Wood County IDRB (Aluminite, Inc. Project)
     Series 1997 AMT DN
     2.12%(b)                        04/07/03          1,470          1,470,000
   Wooster GO Series 2002 BAN
     2.25%                           08/13/03          1,750          1,754,619
   Wyoming GO Series 2002 BAN
     2.00%                           07/10/03          1,710          1,711,889
                                                                   ------------
                                                                     59,269,903
                                                                   ------------
OREGON -- 0.4%
   Geneva County Health Care Authority RB
     Series 2001 DN
     1.30%(b)                        04/07/03          2,833          2,833,000
                                                                   ------------
PENNSYLVANIA -- 3.8%
   Lancaster County Hospital Authority RB
     (Landis Homes Retirement Community
     Project) Series 2002 DN (AllFirst Bank
     LOC) (A-2)
     1.25%(b)                        04/07/03          5,000          5,000,000
   Pennsylvania Higher Educational Assistance
     Agency Student Loan RB Series 2002A-107
     AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
     1.31%(b)                        04/07/03          5,000          5,000,000
   Philadelphia RB Series 2002A TRAN (SP-1+,
     MIG-1)
     3.00%                           06/30/03         15,000         15,053,544
                                                                   ------------
                                                                     25,053,544
                                                                   ------------
RHODE ISLAND -- 1.4%
   Coventry GO Series 2002 BAN (MIG-1)
     2.40%                           06/26/03          4,000          4,006,946
   North Providence GO Series 2002 BAN
     (SP-1+)
     2.50%                           08/07/03          5,000          5,017,266
                                                                   ------------
                                                                      9,024,212
                                                                   ------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

----
 10

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
SOUTH CAROLINA -- 0.5%
   South Carolina Economic Development
     Authority IDRB (Lakeshore Leasing
     Project) Series 2000 AMT DN
     1.40%(b)                        04/07/03       $  1,875       $  1,875,000
   South Carolina Housing Finance and
     Development RB (Arrington Place
     Apartment Project) Series 2001 AMT DN
     (VMIG-1)
     1.30%(b)                        04/07/03          1,300          1,300,000
                                                                   ------------
                                                                      3,175,000
                                                                   ------------
TENNESSEE -- 0.3%
   Williamson County IDRB (Numatics, Inc.
     Project) Series 1996 AMT DN (Bank One
     N.A. LOC)
     1.40%(b)                        04/07/03          1,800          1,800,000
                                                                   ------------
TEXAS -- 6.3%
   Austin Airport Systems RB Series 2000J AMT
     DN (MBIA Insurance) (VMIG-1)
     1.31%(b)                        04/07/03          2,000          2,000,000
   Collin County Housing Finance Corporation
     Multi-Family RB Series 1999 DN (A-1C+)
     1.30%(b)                        04/07/03          4,655          4,655,000
   Gulf Coast Waste Disposal Authority PCRB
     (Amoco Oil Co. Project) Series 1992 DN
     (A-1+, P-1)
     1.10%(b)                        04/07/03          3,200          3,200,000
   Houston GO Series 1997A MB (AA-, Aa3)
     5.50%                           03/01/04          1,500          1,559,561
   Lower Colorado River Authority RB (Merlots
     Project) Series 2000RRR DN
     1.26%(b)                        04/07/03          1,900          1,900,000
   Texas GO Series 2002 TRAN (SP-1+, MIG-1)
     2.75%                           08/29/03         20,000         20,122,812
   Texas RB Series 2000 DN (VMIG-1)
     1.40%(b)                        04/07/03          8,200          8,200,000
                                                                   ------------
                                                                     41,637,373
                                                                   ------------
VIRGINIA -- 0.9%
   Harrisonburg Redevelopment and Housing
     Authority Lease Purchase RB Series 2001A
     DN (Societe Generale LOC) (A-1+)
     1.15%(b)                        04/07/03            100            100,000
   Loudoun County Industrial Development
     Authority RB (Howard Hughes Medical
     Institute Project) Series 2003F DN
     (A-1+, VMIG-1)
     1.10%(b)                        04/07/03            750            750,000
   Norfolk Redevelopment and Housing
     Authority Multi-Family Housing RB
     (Residential Rental Project) Series 2003
     AMT DN (Suntrust Bank LOC)
     1.35%(b)                        04/07/03          2,130          2,130,000
   Virginia Beach Development Authority
     Multi-Family Housing RB Series 1999-1146
     DN (Merrill Lynch & Co. SBPA)
     1.22%(b)                        04/07/03            300            300,000



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Virginia Commonwealth Transportation Board
     Federal Highway Reimbursement Notes RB
     Series 2002-1013 DN (Salomon Smith
     Barney Liquidity Facility) (A-1+)
     1.23%(b)                        04/07/03       $  1,225       $  1,225,000
   Virginia Resources Authority Clean Water
     State Revolving Fund RB Series 2000 DN
     (Merrill Lynch & Co. SBPA) (A-1)
     1.21%(b)                        04/07/03            750            750,000
   Virginia Small Business Financing
     Authority IDRB (Ennstone Project) Series
     1999 AMT DN
     1.27%(b)                        04/07/03            720            720,000
                                                                   ------------
                                                                      5,975,000
                                                                   ------------
WASHINGTON -- 0.3%
   Chelan County Public Utility District RB
     Series 2001B DN (MBIA Insurance) (A-1)
     1.31%(b)                        04/07/03          1,150          1,150,000
   Yakima County Public Corp. RB (Michelson
     Packaging Co. Project) Series 2000 AMT
     DN (A-1+)
     1.30%(b)                        04/07/03            805            805,000
                                                                   ------------
                                                                      1,955,000
                                                                   ------------
WEST VIRGINIA -- 0.7%
   Municipal Securities Trust Certificates RB
     Series 2002A-9026 DN (A-1)
     1.31%(b)(c)                     04/07/03          4,990          4,990,000
                                                                   ------------
WISCONSIN -- 2.1%
   Amery IDRB (Plastech Corp. Project) Series
     1997 AMT DN (U.S. Bank N.A. LOC)
     1.40%(b)                        04/07/03          2,000          2,000,000
   Hamilton School District GO Series 2002
     BAN (MIG-1)
     1.75%                           10/01/03          2,100          2,101,654
   Mequon IDRB (Johnson Level GRW Investment
     Project) Series 1995 AMT DN (Bank One
     N.A. LOC)
     1.40%(b)                        04/01/03            840            840,000
   Southeast Wisconsin Professional Baseball
     Park RB Series 2000Y DN (MBIA Insurance)
     (VMIG-1)
     1.26%(b)                        04/07/03          2,280          2,280,000
   Waukesha School District GO Series 2002
     TRAN (MIG-1)
     1.85%                           08/21/03          6,500          6,511,210
   Whitewater IDRB (Husco International, Inc.
     Project) Series 1997 AMT DN (LaSalle
     National Bank LOC) (A-1+)
     1.25%(b)                        04/07/03            500            500,000
                                                                   ------------
                                                                     14,232,864
                                                                   ------------
WYOMING -- 0.8%
   Lincoln County PCRB Series 1991 DN
     2.65%(b)                        04/07/03          5,000          5,000,000
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
MULTI-STATES -- 0.8%
   ABN-AMRO Munitops Certificates RB Series
     2002-23 AMT MB
     1.90%                           10/08/03       $  2,000       $  2,000,000
   MuniMae Trust P-Float PT-617 RB Series
     2002 AMT DN (A-1+)
     1.31%(b)                        04/07/03          3,000          3,000,000
                                                                   ------------
                                                                      5,000,000
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $666,700,419(a))                             101.1%        666,700,419

LIABILITIES IN EXCESS OF
   OTHER ASSETS                                        (1.1%)        (7,060,066)
                                                      ------       ------------
NET ASSETS (Equivalent  to $1.00
     per share based on 410,494,521
     Institutional shares, 88,030,367
     Service shares, 152,096,130
     Hilliard Lyons shares and 9,031,121
     Investor A shares outstanding)                   100.0%       $659,640,353
                                                      ======       ============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE, HILLIARD
   LYONS AND INVESTOR A SHARE
   ($659,640,353 / 659,652,139)                                           $1.00
                                                                          =====

-----------------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of March 31, 2003, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2003, the fund held 3.2% of its net assets, with a current market value of $20,820,000, in securities restricted as to resale.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

----
 12

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                   NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS -- 99.7%
NEW JERSEY -- 96.7%
   Bernards Township Sewer Authority RB
     Series 1985 MB (Wachovia Bank N.A. LOC)
     (A-1)
     1.70%                           12/15/03       $  1,575       $  1,575,000
   Butler GO Series 2002 MB (FGIC Insurance)
     (Aaa)
     3.13%                           09/01/03            245            246,773
   Camden County Improvement Authority RB
     (Congregation Beth-El Project) Series
     2001 DN (Commerce Bank N.A. LOC)
     1.20%(b)                        04/07/03          2,445          2,445,000
   Cape May County Municipal Utilities and
     Sewer Authority RB Series 2002A MB (FSA
     Insurance) (AAA, Aaa)
     5.60%                           01/01/04            505            521,389
   Cedar Grove Township School District GO
     Series 2002 MB (FSA Insurance) (Aaa)
     3.90%                           08/15/03            310            312,799
   Delran Township GO Series 2002 BAN
     2.50%                           04/16/03          1,112          1,112,428
   Dumont GO Series 2003 BAN
     1.50%                           05/09/03          2,000          2,000,869
   East Hanover Township GO Series
     2003 BAN
     2.00%                           03/26/04            500            504,276
   Freehold Regional High School GO Series
     2000 MB (FGIC Insurance)
     (AAA, Aaa)
     5.50%                           03/01/04            600            623,736
   Green Brook Township GO Series 2003 BAN
     2.00%                           03/12/04          1,670          1,683,266
   Haddonfield School District GO Series 2003
     MB
     2.00%                           02/05/04          4,500          4,531,349
   Highland Park GO Series 2002 MB (MBIA
     Insurance) (Aaa)
     2.00%                           10/15/03            430            430,916
   Hopewell Township GO Series 2002 MB (AMBAC
     Insurance) (Aaa)
     4.00%                           11/01/03            325            329,441
   Hudson County Certificates of
     Participation Series 2001A-35 DN (MBIA
     Insurance) (VMIG-1)
     1.19%(b)                        04/07/03          1,500          1,500,000
   Hudson County Certificates of
     Participation Series 2002 MB (MBIA
     Insurance) (AAA)
     4.00%                           06/01/03            840            842,758
   Kearny GO Series 2003 MB (FSA Insurance)
     (Aaa)
     2.00%                           02/01/04            700            704,465
   Linden GO Series 2002 BAN
     2.50%                           06/05/03          2,480          2,483,034
   Long Beach Township GO Series 2002 BAN
     2.50%                           09/30/03          2,389          2,399,535
   Manchester Township GO Series 2003 BAN
     2.00%                           03/26/04          1,055          1,064,126



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Manchester Township GO Series 2003 MB
     2.00%                           10/01/03       $    600       $    602,641
   Mercer County Improvement Authority Lease
     RB (Trenton Improvement Project) Series
     2002A MB (AMBAC Insurance) (Aaa)
     2.50%                           08/01/03          1,215          1,219,495
   Middlesex County GO Series 2002A MB (AAA,
     Aaa)
     3.00%                           06/15/03            345            345,980
   Middlesex County GO Series 2002B MB (AAA,
     Aaa)
     3.00%                           06/15/03            175            175,497
   Monmouth County Improvement Authority RB
     (Capital Equipment Pooled Lease Project)
     Series 1999 MB (AAA, Aaa)
     4.20%                           10/01/03            330            334,976
   Morris County GO (General Improvement
     Project) Series 2000 MB (AAA, Aaa)
     4.63%                           09/15/03            250            253,950
   New Jersey Building Authority RB Series
     1994 MB
     5.00%                           06/15/03            265            272,425
   New Jersey Economic Development Authority
     Multi-Mode IDRB (V & S Amboy Galvanizing
     LLC Project) Series 1999 AMT DN (KeyBank
     N.A. LOC)
     1.35%(b)                        04/07/03          2,985          2,985,000
   New Jersey Economic Development Authority
     RB (Beldar Business Form Manufacturing
     Project) Series 1999 AMT DN (First Union
     Bank LOC)
     1.30%(b)                        04/07/03            900            900,000
   New Jersey Economic Development Authority
     RB (Bethany Baptist Church Project)
     Series 1998 DN (First Union Bank LOC)
     1.20%(b)                        04/07/03            360            360,000
   New Jersey Economic Development Authority
     RB (Denglas Technologies Project) Series
     2000 AMT DN (Commerce Bank N.A. LOC)
     1.30%(b)                        04/07/03          4,200          4,200,000
   New Jersey Economic Development Authority
     RB (El Dorado Terminals Project) Series
     1999A DN (Dow Chemical, Inc. Guaranty)
     (P-1)
     1.70%(b)                        04/01/03          1,500          1,500,000
   New Jersey Economic Development Authority
     RB (Encap Golf Holdings LLC Project)
     Series 2001 AMT DN (Bayerische
     Landesbank Girozentrale LOC) (A-1+,
     VMIG-1)
     1.15%(b)                        04/07/03            800            800,000
   New Jersey Economic Development Authority
     RB (Encap Golf Holdings LLC Project)
     Series 2001A AMT DN (Bayerische
     Landesbank Girozentrale LOC) (A-1+,
     VMIG-1)
     1.15%(b)                        04/07/03            500            500,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Economic Development Authority
     RB (Far Sighted Investment LLC Project)
     Series 1998A DN (First Union Bank LOC)
     1.30%(b)                        04/07/03       $  1,180       $  1,180,000
   New Jersey Economic Development Authority
     RB (Hamilton Industrial Development
     Project) Series 1998 DN (First Union
     Bank LOC)
     1.25%(b)                        04/07/03          1,785          1,785,000
   New Jersey Economic Development Authority
     RB (J. James Realty Co. Project) Series
     1998 AMT DN (First Union Bank LOC)
     1.30%(b)                        04/07/03            630            630,000
   New Jersey Economic Development Authority
     RB (Kenwood USA Corp. Project) Series
     1985 DN (Bank of New York LOC) (P-1)
     1.15%(b)                        04/07/03            100            100,000
   New Jersey Economic Development Authority
     RB (Market Transition Facilities
     Project) Series 2001-5 MB (MBIA
     Insurance and Bank of New York Liquidity
     Facility) (A-1+)
     1.65%                           09/18/03          3,495          3,495,000
   New Jersey Economic Development Authority
     RB (Masonic Charity Foundation Project)
     Series 2002 MB (A+)
     2.00%                           06/01/03            115            115,057
   New Jersey Economic Development Authority
     RB (Nandan Co. Project) Series 2000 AMT
     DN (AllFirst Bank LOC) (A-1)
     1.20%(b)                        04/07/03          3,965          3,965,000
   New Jersey Economic Development Authority
     RB (Nandan Co. Project) Series 2001 DN
     (AllFirst Bank LOC) (A-1)
     1.20%(b)                        04/07/03          2,100          2,100,000
   New Jersey Economic Development Authority
     RB (Newark Fibers, Inc. Project) Series
     1998 AMT DN (Bank of New York LOC)
     1.25%(b)                        04/07/03          1,133          1,132,500
   New Jersey Economic Development Authority
     RB (Ninette Group LP Project) Series
     1998 AMT DN (First Union Bank LOC)
     (VMIG-1)
     1.30%(b)                        04/07/03            700            700,000
   New Jersey Economic Development Authority
     RB (Parke Place Association Project)
     Series 2000 AMT DN (Commerce Bank N.A.
     LOC)
     1.30%(b)                        04/07/03          7,945          7,945,000
   New Jersey Economic Development Authority
     RB (Pennington Montessori School
     Project) Series 1998 DN (First Union
     Bank LOC)
     1.30%(b)                        04/07/03          1,250          1,250,000



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Economic Development Authority
     RB (Stuart Country Day School Project)
     Series 2002 DN (Allied Irish Bank PLC
     LOC) (VMIG-1)
     1.20%(b)                        04/07/03       $  2,600       $  2,600,000
   New Jersey Economic Development Authority
     RB (Thermal Energy LP Project) Series
     1995 AMT DN (Bank One N.A. LOC)
     1.15%(b)                        04/07/03          4,000          4,000,000
   New Jersey Economic Development Authority
     RB (Wechsler Coffee Corp. Project)
     Series 1998 AMT DN (First Union Bank
     LOC)
     1.30%(b)                        04/07/03            965            965,000
   New Jersey Economic Development Authority
     Special Facilities RB (Port Newark
     Container LLC Project) Series 2003 AMT
     DN (VMIG-1)
     1.25%(b)                        04/07/03          5,600          5,600,000
   New Jersey Health Care Facilities
     Financing Authority P-Float PT 1319 RB
     Series 2001 DN (AMBAC Insurance and
     Merrill Lynch & Co. SBPA) (A-1+)
     1.14%(b)                        04/07/03          1,175          1,175,000
   New Jersey Health Care Facilities
     Financing Authority RB (Meridian Health
     Systems Project) Series 2003 DN (A-1+,
     VMIG-1)
     1.10%(b)                        04/07/03          4,000          4,000,000
   New Jersey Health Care Facilities
     Financing Authority RB (Merlots Project)
     Series 2001A DN (First Union Bank LOC)
     (VMIG-1)
     1.19%(b)                        04/07/03          2,685          2,685,000
   New Jersey Health Care Facilities
     Financing Authority RB (Wiley Mission
     Project) Series 2002 DN (Commerce Bank
     N.A. LOC) (VMIG-1)
     1.15%(b)                        04/07/03          2,000          2,000,000
   New Jersey Housing and Mortgage Finance
     Agency RB (Merlots Project) Series
     2000A-2 DN (MBIA Insurance and Wachovia
     Bank N.A. SBPA) (Aaa)
     1.24%(b)                        04/07/03          2,370          2,370,000
   New Jersey Housing and Mortgage Finance
     Agency RB Series 2002D DN (VMIG-1)
     1.20%(b)                        04/07/03          7,560          7,560,000
   New Jersey State Certificates of
     Participation Series 1998A MB
     (Kredietbank LOC) (AAA, Aaa)
     4.25%                           06/15/03          1,500          1,509,807
   New Jersey State GO Series 1996E MB (AA,
     Aa2)
     6.00%                           07/15/03          1,280          1,296,647
   New Jersey State GO Series 1998 MB (AA,
     Aa2)
     5.25%                           03/01/04            225            233,409


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

----
 14

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey State GO Series 2002 TRAN
     (SP-1+, MIG-1)
     3.00%                           06/12/03       $  3,000       $  3,008,770
   New Jersey State GO Series 2002J MB (AA,
     Aa2)
     2.00%                           07/15/03          1,335          1,336,597
   New Jersey State Municipal Trust
     Certificates GO Series 2001A ZTC-37 DN
     (ZCM Matched Funding Corp. LOC) (VMIG-1)
     1.25%(b)(c)                     04/07/03          1,200          1,200,000
   New Jersey State Municipal Trust
     Certificates GO Series 2001A ZTC-39 DN
     (ZCM Matched Funding Corp. LOC) (VMIG-1)
     1.25%(b)(c)                     04/07/03         10,000         10,000,000
   New Jersey State Municipal Trust Receipts
     Series 2002-L42J DN (Lehman Brothers,
     Inc. Liquidity Facility) (VMIG-1)
     1.25%(b)                        04/07/03          9,910          9,910,000
   New Jersey State Transportation
     Certificates of Participation Series
     2003 MB
     2.00%                           10/01/03            500            502,274
   New Jersey State Transportation
     Certificates of Participation (Federal
     Transportation Administration Grants
     Project) Series 2000B MB (AMBAC
     Insurance) (AAA, Aaa)
     5.25%                           09/15/03          3,000          3,048,026
   New Jersey State Transportation
     Corporation RB (Capital Grant
     Anticipation Notes Project) Series 1997A
     MB (FSA Insurance) (AAA, Aaa)
     5.50%                           09/01/03            115            116,805
   New Jersey State Transportation
     Corporation RB (Capital Grant
     Anticipation Notes Project) Series 2000C
     MB (AMBAC Insurance) (AAA, Aaa)
     5.25%                           02/01/04          1,550          1,602,818
   New Jersey State Transportation Trust Fund
     Authority RB Series 1993A MB (FSA
     Insurance) (AAA, Aaa)
     4.75%                           06/15/03            200            201,307
   New Jersey State Transportation Trust Fund
     Authority RB Series 2002-II-R-149 MB
     (Citibank LOC) (MIG-1)
     1.20%                           11/13/03          3,495          3,495,000
   Ocean County GO Series 2002 MB (AMBAC
     Insurance) (Aa1)
     2.50%                           08/01/03          1,015          1,018,690
   Perth Amboy Board of Education GO Series
     2002 MB (FGIC Insurance) (AAA)
     2.50%                           07/15/03            455            456,098
   Port Authority of New York and New Jersey
     GO Series 2003 RAN
     2.00%                           10/15/03          3,000          3,015,666



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Port Authority of New York and New Jersey
     Municipal Trust Receipts Series
     2002-L44J AMT DN (FGIC Insurance and
     Lehman Brothers, Inc. Liquidity
     Facility) (VMIG-1)
     1.20%(b)                        04/07/03       $  5,025       $  5,025,000
   Port Authority of New York and New Jersey
     Special Obligation RB Series 2003
     PT-1755 DN
     1.22%(b)                        04/07/03          6,000          6,000,000
   Rumson GO Series 2002 MB (Aa1)
     3.50%                           07/01/03            300            301,556
   Salem County Pollution Control Financing
     Authority PCRB (E.I. Du Pont de Nemours
     Project) Series 1982A DN (A-1+, P-1)
     1.10%(b)                        04/07/03          9,600          9,600,000
   Tinton Falls GO Series 2002 BAN
     2.25%                           09/24/03          2,195          2,202,811
   Totowa GO Series 2002 BAN
     2.25%                           06/19/03          3,449          3,454,918
   West Long Branch GO Series 2003 BAN
     2.00%                           02/12/04          2,013          2,027,308
                                                                   ------------
                                                                    167,677,188
                                                                   ------------
PUERTO RICO -- 3.0%
   ABN-AMRO Munitops Trust Certificates
     Series 2000-17 MB (ABN-AMRO Bank N.V.
     LOC) (MIG-1)
     1.70%                           10/22/03          3,000          3,000,000
   Puerto Rico Commonwealth Highway and
     Transportation Authority P-Float PA 1052
     RB Series 2002 DN (Merrill Lynch & Co.
     SBPA) (A-1)
     1.18%(b)                        04/07/03          2,200          2,200,000
                                                                   ------------
                                                                      5,200,000
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $172,877,188(a))                              99.7%        172,877,188

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                       0.3%            490,010
                                                      ------       ------------
NET ASSETS (Equivalent to $1.00
   per share based on 88,709,232
   Institutional shares, 69,224,383
   Service shares and 15,446,203
   Investor A shares outstanding)                     100.0%       $173,367,198
                                                      ======       ============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($173,367,198 / 173,379,818)                                           $1.00
                                                                          =====

----------------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of March 31, 2003, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2003, the fund held 6.5% of its net assets, with a current market value of $11,200,000, in securities restricted as to resale.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            ----
                                                                             15

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                 NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS -- 102.0%
NORTH CAROLINA -- 94.4%
   Buncombe County Industrial Facilities and
     Pollution Control Financing Authority RB
     (Lustar Dyeing, Inc. Project) Series
     1998 AMT DN (First Union Bank LOC)
     1.37%(b)                        04/07/03       $  2,325     $    2,325,000
   Buncombe County Public Improvement GO
     Series 2002A MB (AA, Aa2)
     2.25%                           12/01/03            420            423,269
   Carteret County Certificates of
     Participation (Public Facilities
     Project) Series 2002 MB (AMBAC
     Insurance) (AAA, Aaa)
     3.00%                           06/01/03            670            671,774
   Charlotte Airport P-Float PT 719 RB Series
     2003 DN (MBIA Insurance and Banque
     Nationale de Paribas SBPA) (AAA, A-1+)
     1.28%(b)                        04/07/03          2,535          2,535,000
   Charlotte Airport RB Series 1993A DN (MBIA
     Insurance and Commerzbank SBPA) (A-2,
     VMIG-1)
     1.40%(b)                        04/07/03          7,875          7,875,000
   Charlotte Certificates of Participation
     (Equipment Acquisition Project) Series
     2003 MB
     2.25%                           03/01/04          1,220          1,232,489
   Charlotte GO Series 2000 MB (AAA, Aaa)
     5.40%                           06/01/03            200            202,863
   Charlotte GO Series 2002 MB (AAA, Aaa)
     3.00%                           07/01/03          2,000          2,007,735
   Charlotte-Mecklenburg Hospital Authority
     RB (Health Care Systems Project) Series
     2003A MB (Aa3, AA)
     2.00%                           01/15/04            500            503,055
   Charlotte-Mecklenburg Hospital Authority
     RB (Health Care System Project) Series
     1996D DN (NationsBank LOC) (A-1+,
     VMIG-1)
     1.10%(b)                        04/07/03            400            400,000
   Cleveland County Industrial Facilities and
     Pollution Control Financing Authority RB
     (PPG Industries, Inc. Project) Series
     1994 DN (A-1)
     1.35%(b)                        04/07/03          3,300          3,300,000
   Durham County GO Series 2001 MB (AAA, Aaa)
     4.25%                           04/01/03          1,000          1,000,000
   Durham County GO Series 2002-643 DN
     (Morgan Stanley Group LOC) (VMIG-1)
     1.22%(b)                        04/07/03          5,000          5,000,000
   Fayetteville GO Series 2002 MB (Aa3)
     2.00%                           06/01/03            200            200,249
   Forsyth County Certificates of
     Participation (Public Facilities and
     Equipment Project) Series 2001 MB (AA+,
     Aa1)
     4.00%                           10/01/03            760            770,424
   Gaston County GO Series 1997 MB (FGIC
     Insurance) (AAA, Aaa)
     5.40%                           05/01/03            895            898,133



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Greensboro Certificates of Participation
     (Equipment Acquisition Project) Series
     2000 DN (Wachovia Bank N.A. LOC) (A-1+,
     VMIG-1)
     1.15%(b)                        04/07/03       $  1,900       $  1,900,000
   Greensboro Enterprise Systems RB Series
     1995A MB (AA-, Aa3)
     6.50%                           06/01/03            450            454,052
   Guilford County GO Series 2002A MB (AAA,
     Aa1)
     3.50%                           10/01/03            130            131,190
   Guilford County GO Series 2002D MB
     2.50%                           04/01/04          2,070          2,098,878
   Guilford County Industrial Facilities and
     Pollution Control Financing Authority RB
     (Quantum Group, Inc. Project) Series
     2000 AMT DN (Bank of America N.A. LOC)
     (F-1+, AA)
     1.25%(b)                        04/07/03            935            935,000
   High Point Water and Sewer GO Series 2002
     MB (AA, Aa3)
     4.00%                           06/01/03            600            602,284
   Iredell County Industrial Facilities and
     Pollution Control Financing Authority RB
     (B & B Fabricators Project) Series 1999
     AMT DN (Bank of America N.A. LOC) (F-1+,
     AA)
     1.25%(b)                        04/07/03          2,300          2,300,000
   Lee County Industrial Facilities and
     Pollution Control Financing Authority RB
     (Trion, Inc. Project) Series 1995 DN
     (Wachovia Bank N.A. LOC)
     1.27%(b)                        04/07/03            100            100,000
   Lee County Industrial Facilities and
     Pollution Control Financing Authority RB
     (Var-Arden Corp. Project) Series 1999
     AMT DN (Comerica Bank N.A. LOC)
     1.35%(b)                        04/07/03          4,800          4,800,000
   Mecklenburg County Certificates of
     Participation Series 2000 DN (Bank of
     America N.A. SBPA) (A-1+, VMIG-1)
     1.15%(b)                        04/07/03            450            450,000
   Mecklenburg County GO Series 1993 MB (AAA,
     Aaa)
     4.10%                           04/01/03          3,500          3,500,000
   Mecklenburg County GO Series 2000E DN
     (Bank of America N.A. LOC) (A-1+,
     VMIG-1)
     1.15%(b)                        04/07/03            700            700,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Griffith Micro Science
     Project) Series 1995 AMT DN (ABN-AMRO
     Bank N.V. LOC) (A-1+)
     1.25%(b)                        04/07/03          3,000          3,000,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

----
 16

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Otto Industries, Inc.
     Project) Series 1988 DN (Bank of America
     N.A. LOC)
     1.25%(b)                        04/07/03       $  2,285       $  2,285,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Piedmont Plastics
     Project) Series 1997 AMT DN (Branch
     Banking & Trust Co. LOC)
     1.25%(b)                        04/07/03          3,180          3,180,000
   Mecklenburg County Public Improvement GO
     Series 2001D MB (AAA, Aaa)
     4.00%                           02/01/04            100            102,370
   New Hanover County Certificates of
     Participation (New Hanover County
     Project) Series 2003 MB (AMBAC
     Insurance) (Aaa, AAA)
     2.00%                           03/01/04            300            302,281
   New Hanover County Public Improvement GO
     Series 2000 MB (AA-, Aa2)
     5.30%                           11/01/03            600            613,292
   North Carolina Capital Facilities
     Financing Agency RB (Cannon School
     Project) Series 2002 DN (Suntrust Bank
     LOC) (A-1+)
     1.15%(b)                        04/07/03            500            500,000
   North Carolina Educational Facilities
     Financing Agency RB (Gaston Day School
     Project) Series 2000 DN (Bank of America
     N.A. LOC) (F-1+)
     1.15%(b)                        04/07/03            100            100,000
   North Carolina GO Series 2003A-23 DN
     (Wachovia Bank N.A. SBPA) (A-1, AAA)
     1.25%(b)                        04/07/03          3,600          3,600,000
   North Carolina Housing Finance Agency RB
     (Merlots Project) Series 2000A-37 DN
     (First Union Bank LOC) (VMIG-1)
     1.31%(b)                        04/07/03          2,750          2,750,000
   North Carolina Housing Finance Agency RB
     (Merlots Project) Series 2001A-70 DN
     (First Union Bank LOC) (VMIG-1)
     1.31%(b)                        04/07/03          2,085          2,085,000
   North Carolina Housing Finance Agency RB
     (Municipal Securities Trust Certificates
     Project) Series 2002A-9034 AMT DN (Bear
     Stearns SBPA) (A-1)
     1.34%(b)                        04/07/03          9,240          9,240,000
   North Carolina Housing Finance Agency RB
     Series 2002 II-R-175 DN (Salomon Smith
     Barney SBPA) (AA2, VMIG-1)
     1.27%(b)                        04/07/03          6,695          6,695,000



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   North Carolina Medical Care Commission
     Health Care Facilities RB (Lutheran
     Services for the Aging Project) Series
     1998 DN (Branch Banking & Trust Co. LOC)
     (A-1)
     1.22%(b)                        04/07/03       $    100       $    100,000
   North Carolina Medical Care Commission
     Health Systems RB (Catholic Health East
     Project) Series 1998D DN (AMBAC
     Insurance and Suntrust Bank SBPA) (A-1+,
     VMIG-1)
     1.13%(b)                        04/07/03            700            700,000
   North Carolina Medical Care Commission
     Hospital RB (Aces-Pooled Equipment
     Financing Project) Series 1985 DN (MBIA
     Insurance and KBC Bank SBPA) (A-1+,
     VMIG-1)
     1.10%(b)                        04/07/03            200            200,000
   North Carolina Medical Care Commission
     Hospital RB (Angel Medical Center, Inc.
     Project) Series 1997 DN (First Union
     Bank LOC) (A-1)
     1.17%(b)                        04/07/03            600            600,000
   North Carolina Medical Care Commission
     Hospital RB (Baptist Hospital Project)
     Series 1996 DN (Wachovia Bank N.A. LOC)
     (A-1+, VMIG-1)
     1.13%(b)                        04/07/03            200            200,000
   North Carolina Medical Care Commission
     Hospital RB (Baptist Hospital Project)
     Series 2000 DN (Wachovia Bank N.A. LOC)
     (A-1+, VMIG-1)
     1.13%(b)                        04/07/03          4,595          4,595,000
   North Carolina Medical Care Commission
     Hospital RB (Duke University Hospital
     Project) Series 1985D DN (Wachovia Bank
     N.A. SBPA) (A-1+, VMIG-1)
     1.27%(b)                        04/07/03            300            300,000
   North Carolina Medical Care Commission
     Hospital RB (Lincoln Health System
     Project) Series 1996A DN (Bank of
     America N.A. LOC) (A-1, VMIG-1)
     1.15%(b)                        04/07/03            800            800,000
   North Carolina Medical Care Commission
     Hospital RB (Lutheran Retirement
     Project) Series 1999 DN (Bank of America
     N.A. LOC) (VMIG-1)
     1.15%(b)                        04/07/03          2,170          2,170,000
   North Carolina Medical Care Commission
     Hospital RB (McDowell Hospital, Inc.
     Project) Series 1999 DN (Wachovia Bank
     N.A. SBPA) (A-1)
     1.17%(b)                        04/07/03            900            900,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   North Carolina Medical Care Commission
     Hospital RB (Moses H. Cone Memorial
     Hospital Project) Series 1993 DN
     (Wachovia Bank N.A. LOC) (A-1)
     1.15%(b)                        04/07/03       $    300       $    300,000
   North Carolina Medical Care Commission
     Hospital RB (Moses H. Cone Memorial
     Hospital Project) Series 1998 DN
     (Wachovia Bank N.A. LOC) (A-1)
     1.15%(b)                        04/07/03            300            300,000
   North Carolina Medical Care Commission
     Hospital RB (Moses H. Cone Memorial
     Hospital Project) Series 2001A DN (Chase
     Manhattan LOC) (A-1+)
     1.15%(b)                        04/07/03          2,500          2,500,000
   North Carolina Medical Care Commission
     Hospital RB (Park Ridge Hospital
     Project) Series 1988 DN (Suntrust Bank
     LOC) (A-1+)
     1.15%(b)                        04/07/03          1,700          1,700,000
   North Carolina Medical Care Commission
     Hospital RB (Rex Hospital Project)
     Series 1993 MB (AAA)
     6.25%                           06/01/03          1,000          1,028,670
   North Carolina Medical Care Commission
     Retirement Facilities RB (Aldersgate
     Project) Series 2001 DN (Branch Banking
     & Trust Co. LOC) (A-1)
     1.25%(b)                        04/07/03          1,200          1,200,000
   North Carolina Medical Care Commission
     Retirement Facilities RB (Brookwood
     Project) Series 2001C DN (Branch Banking
     & Trust Co. LOC) (A-1)
     1.25%(b)                        04/07/03          2,500          2,500,000
   North Carolina Municipal Power Agency
     P-Floats PT 757 RB (Catawba Electric Co.
     Project) Series 2003 DN (AMBAC Insurance
     and Merrill Lynch & Co. SBPA)
     1.21%(b)                        04/07/03          4,500          4,500,000
   North Carolina Municipal Power Agency RB
     (Catawba Electric Co. Project) Series
     2003 DN (MBIA Insurance and Bank of New
     York SBPA) (A-1)
     1.22%(b)                        04/07/03          2,500          2,500,000
   North Carolina Ports Authority Exempt
     Facilities RB (Wilmington Bulk LLC
     Project) Series 2001A DN (Branch Banking
     & Trust Co. LOC)
     1.25%(b)                        04/07/03          3,000          3,000,000
   North Carolina State GO Series 2002A MB
     (AAA, Aa1)
     2.00%                           06/01/03          3,000          3,004,112



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   North Carolina State GO Series 2002D DN
     (Landesbank Baden SPBA) (VMIG-1, A-1+,
     Aa1, AAA)
     1.10%(b)                        04/07/03       $  1,900       $  1,900,000
   North Carolina State Public School
     Building GO Series 1999 MB (AAA, Aaa)
     4.60%                           04/01/03          2,700          2,700,000
   Orange County Water and Sewer Authority RB
     Series 1993 MB (AA, Aa1)
     5.20%                           07/01/03            620            638,817
   Orange County Water and Sewer Authority RB
     Series 2001 MB (AA, Aa1)
     3.50%                           07/01/03            295            296,454
   Raleigh County Certificates of
     Participation (Packaging Facilities
     Project) Series 2000A DN (Bank of
     America N.A. SBPA) (A-1+, VMIG-1)
     1.15%(b)                        04/07/03          2,975          2,975,000
   Raleigh Durham Airport Authority RB Series
     2002 AMT DN (FGIC Insurance) (F-1+,
     VMIG-1)
     1.15%(b)                        04/07/03          9,000          9,000,000
   Randolph County Industrial Facilities and
     Pollution Control Financing Authority RB
     (Jowat Corp. Project) Series 1999 AMT DN
     (Wachovia Bank N.A. LOC) (Aa2)
     1.32%(b)                        04/07/03          2,100          2,100,000
   Rockingham County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Medibeg, Inc. Project)
     Series 1997 AMT DN (Wachovia Bank N.A.
     LOC) (AA2)
     1.32%(b)                        04/07/03          1,700          1,700,000
   Rockingham County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Whiteridge, Inc. Project)
     Series 1998 AMT DN (First Union Bank
     LOC)
     1.25%(b)                        04/07/03            810            810,000
   Rutherford County Industrial Facilities
     and Pollution Control Financing
     Authority RB (All American Homes
     Project) Series 1996 AMT DN (Bank One
     N.A. LOC)
     1.40%(b)                        04/07/03          1,200          1,200,000
   Rutherford County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Thieman Metal Technologies
     LLC Project) Series 1998 AMT DN (Branch
     Banking & Trust Co. LOC)
     1.25%(b)                        04/07/03          2,400          2,400,000
   Sampson County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Dubose Strapping, Inc. Project)
     Series 1997 DN (First Union Bank LOC)
     (A-1)
     1.37%(b)                        04/07/03          1,310          1,310,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

----
 18

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Union County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Rock-Tenn Converting Co. Project)
     Series 1997 AMT DN (Suntrust Bank LOC)
     (AA2)
     1.25%(b)                        04/07/03       $  1,750       $  1,750,000
   University Hospital Chapel Hill RB Series
     2001B DN (Landesbank Hessen-Thuringen
     Girozentrale LOC) (A-1+, VMIG-1)
     1.14%(b)                        04/07/03            300            300,000
   Wake County Casa Melvid Multi-Family
     Housing RB Series 2001A AMT DN (Suntrust
     Bank LOC) (VMIG-1)
     1.30%(b)                        04/07/03          2,500          2,500,000
   Wake County GO (Public Improvement
     Project) Series 2002 MB (Aaa, AAA)
     4.50%                           03/01/04          1,145          1,180,506
   Wake County GO (Public Improvement
     Project) Series 2003A MB (Aaa, AAA)
     3.00%                           04/01/04          2,000          2,037,960
   Warren County Industrial Facilities and
     Pollution Control Financing Authority RB
     (Glen Raven Mills, Inc. Project) Series
     1997 AMT DN (Wachovia Bank N.A. LOC)
     (Aa2)
     1.27%(b)                        04/07/03          1,500          1,500,000
   Washington County Industrial Facilities
     PCRB (Mackeys Ferry Sawmill, Inc.
     Project) Series 1997 AMT DN (Wachovia
     Bank N.A. LOC) (Aa2)
     1.32%(b)                        04/07/03          2,600          2,600,000
   Winston-Salem Certificates of
     Participation (Risk Acceptance
     Management Corp. Project) Series 1988 DN
     (National Westminster Bank LOC) (A-1+)
     1.20%(b)                        04/07/03            645            645,000
   Winston-Salem GO Series 1990 DN (Wachovia
     Bank N.A. LOC) (A-1+, VMIG-1)
     1.10%(b)                        04/07/03            520            520,000
                                                                   ------------
                                                                    154,930,857
                                                                   ------------
PUERTO RICO -- 7.6%
   ABN-AMRO Munitops Trust Certificates
     Series 2000-17 MB (ABN-AMRO Bank N.V.
     LOC) (MIG-1)
     1.70%                           10/22/03          9,000          9,000,000



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
   Puerto Rico Commonwealth GO Series 1998 MB
     (MBIA Insurance) (AAA, Aaa)
     5.00%                           07/01/03       $  1,000       $  1,008,970
   Puerto Rico Commonwealth Highway and
     Transportation Authority Highway RB
     Series 1999 DN (MBIA Insurance and
     Salomon Smith Barney Liquidity Facility)
     (A-1+)
     1.12%(b)                        04/07/03          1,000          1,000,000
   Puerto Rico Commonwealth Highway and
     Transportation Authority P-Float PA 1052
     RB Series 2002 DN (Merrill Lynch & Co.
     SBPA) (A-1)
     1.18%(b)                        04/07/03            700            700,000
   Puerto Rico Commonwealth Infrastructure
     Financing Authority Special RB Series
     2000-1 DN (Toronto Dominion LOC) (A-1+)
     1.13%(b)                        04/07/03            200            200,000
   Puerto Rico Commonwealth P-Float PA 931 GO
     Series 2001 DN (XLCA Insurance and
     Merrill Lynch & Co. SBPA) (A-1)
     1.11%(b)                        04/07/03            500            500,000
                                                                   ------------
                                                                     12,408,970
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $167,339,827(a))                             102.0%        167,339,827

LIABILITIES IN EXCESS
   OF OTHER ASSETS                                     (2.0%)        (3,231,154)
                                                      ------       ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 163,592,370
   Institutional shares, 155,225
   Service shares and 361,983
   Investor A shares outstanding)                     100.0%       $164,108,673
                                                      ======       ============

NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($164,108,673 / 164,109,578)                                           $1.00
                                                                          =====

--------------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of March 31, 2003, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                      OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS -- 99.7%
OHIO -- 99.7%
   American Municipal Power, Inc. Electric
     System Improvement RB (Amherst City
     Project) Series 2002 BAN
     1.60%                           12/04/03       $    670       $    670,000
   American Municipal Power, Inc. RB
     (Brewster Village Project) Series 2003
     BAN
     1.30%                           01/15/04            795            795,000
   American Municipal Power, Inc. RB (Grafton
     Village Project) Series 2002 BAN
     2.00%                           06/19/03            700            700,000
   American Municipal Power, Inc. RB (Hubbard
     Project) Series 2002 BAN
     1.45%                           12/19/03            420            420,000
   American Municipal Power, Inc. RB
     (Montpelier Village Project) Series 2002
     BAN
     1.85%                           07/10/03          1,000          1,000,000
   American Municipal Power, Inc. RB (Oberlin
     Project) Series 2002 BAN
     1.60%                           12/11/03            650            650,000
   American Municipal Power, Inc. RB
     (Plymouth Project) Series 2002 BAN
     2.00%                           11/13/03            470            470,000
   American Municipal Power, Inc. RB (St.
     Mary's City Project) Series 2002 BAN
     1.70%                           10/09/03            870            870,000
   American Municipal Power, Inc. RB Series
     2002 BAN
     1.65%                           08/06/03            750            750,000
     1.60%                           08/22/03          1,000          1,000,000
     1.90%                           11/06/03          2,610          2,610,000
   Ashland GO Series 2002 Water System
     Improvement Notes
     2.00%                           12/18/03          2,000          2,009,594
   Ashtabula County IDRB (Brighton Manor,
     Inc. Project) Series 1986 AMT DN
     (KeyBank N.A. LOC)
     1.35%(b)                        04/07/03          2,500          2,500,000
   Beavercreek GO Series 2002 BAN
     2.10%                           07/22/03          1,212          1,213,830
   Belmont County GO Series 2003 BAN
     1.40%                           03/17/04          1,560          1,563,836
   Berea GO Series 2002 BAN
     1.80%                           07/10/03            300            300,162
   Blue Ash Recreational Facilities GO Series
     2003 BAN
     1.35%                           02/05/04          1,000          1,001,422
   Brooklyn IDRB (Dylon Industries, Inc.
     Project) Series 1999 AMT DN (KeyBank
     N.A. LOC)
     1.35%(b)                        04/07/03            970            970,000
   Champaign County IDRB (Allied Signal, Inc.
     Project) Series 1998 DN (A-1)
     1.45%(b)                        04/07/03          1,000          1,000,000
   Chillicothe GO Series 2002 BAN
     2.25%                           05/29/03          1,000          1,000,513



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Cuyahoga County Hospital RB (The
     Metrohealth System Improvement Project)
     Series 2003 DN (Key Bank N.A. LOC)
     (VMIG-1)
     1.20%(b)                        04/07/03       $    900       $    900,000
   Cuyahoga County IDRB (Actron Manufacturing
     Project) Series 1998 DN (National City
     Bank N.A. LOC)
     1.29%(b)                        04/07/03            645            645,000
   Cuyahoga County IDRB (Cleveland Botanical
     Garden Project) Series 2001 DN (Allied
     Irish Bank PLC LOC) (VMIG-1)
     1.17%(b)                        04/07/03            100            100,000
   Cuyahoga County IDRB (Great Lakes Brewing
     Co. Project) Series 2001 AMT DN
     (Huntington National Bank LOC)
     1.35%(b)                        04/07/03          1,420          1,420,000
   Cuyahoga County IDRB (Marine Mechanical
     Corp. Project) Series 2000 AMT DN
     (Charter One Bank LOC)
     1.34%(b)                        04/07/03          3,680          3,680,000
   Dayton-Montgomery County Port Authority RB
     Series 2002 BAN
     3.88%                           05/19/03          2,000          2,003,526
   Delaware County IDRB (Air Waves, Inc.
     Project) Series 1995 DN (KeyBank N.A.
     LOC)
     1.35%(b)                        04/07/03            600            600,000
   Dover GO Series 2003 Municipal Electric
     System Improvement Notes
     1.75%                           01/15/04          1,900          1,906,683
   Erie County IDRB (Brighton Manor Co.
     Project) Series 1986 AMT DN (KeyBank
     N.A. LOC)
     1.35%(b)                        04/07/03          4,200          4,200,000
   Franklin County Economic Development RB
     (Ferguson Steel Co., Inc. Project)
     Series 1999 AMT DN (Bank One N.A. LOC)
     1.40%(b)                        04/07/03          1,200          1,200,000
   Franklin County Health Care Facilities RB
     (Heritage Day Health Centers Project)
     Series 2002 DN (Huntington National Bank
     LOC)
     1.25%(b)                        04/07/03          1,325          1,325,000
   Franklin County Municipal Securities Trust
     Certificates 9047A RB Series 2002 DN
     (MBIA Insurance & Bear Stearns SBPA)
     (A-1)
     1.31%(b)                        04/07/03          4,990          4,990,000
   Fulton County IDRB (Haas Door Co. &
     Nofziger Doors International, Inc.
     Project) Series 1999 AMT DN (National
     City Bank N.A. LOC)
     1.29%(b)                        04/07/03          2,105          2,105,000
   Geauga County RB (Thistle Lane Project)
     Series 2000 AMT DN (Huntington National
     Bank LOC)
     1.35%(b)                        04/07/03          1,980          1,980,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

----
 20

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Greene County GO Series 2003 BAN (MIG-1)
     1.46%                           02/26/04       $    700       $    701,750
   Greene County IDRB (AFC Stamping &
     Production, Inc., Barsplice Products
     Project) Series 1995 AMT DN (National
     City Bank N.A. LOC)
     1.35%(b)                        04/07/03            680            680,000
   Hamilton GO Series 2003 BAN
     1.49%                           01/29/04            550            551,218
   Harrison Sewer System Improvement GO
     Series 2002 BAN
     2.00%                           09/18/03          2,500          2,508,282
   Hebron Water Works Systems Improvement GO
     Series 2002 BAN
     2.30%                           10/01/03          1,650          1,655,284
   Lakewood GO Series 2002 BAN
     2.50%                           05/16/03          1,410          1,410,765
   Lebanon GO Series 2002 BAN
     2.15%                           05/22/03            610            610,209
   Lorain County IDRB (Ohio Metallurgical
     Services Project) Series 2001 AMT DN
     (First Merit Bank N.A. LOC)
     1.46%(b)                        04/07/03          2,570          2,570,000
   Lyndhurst GO Series 2002 BAN
     1.70%                           08/21/03          1,500          1,501,436
   Mahoning County IDRB (M & J Development
     Ltd. Project) Series 2002 AMT DN
     (KeyBank N.A. LOC)
     1.35%(b)                        04/07/03          2,795          2,795,000
   Mahoning County IDRB (Serra Land Project)
     Series 1997 DN (KeyBank N.A. LOC)
     1.35%(b)                        04/07/03          1,550          1,550,000
   Mahoning County RB (Youngstown Iron &
     Metal, Inc. Project) Series 1997 AMT DN
     (National City Bank N.A. LOC)
     1.29%(b)                        04/07/03          1,080          1,080,000
   Maple Heights GO Series 2002 BAN
     1.70%                           08/20/03          1,340          1,341,020
   Mayfield GO Series 2002 BAN
     1.75%                           09/18/03          1,000          1,001,374
   Montgomery County Health Facilities
     Authority RB (Catholic Health
     Initiatives Project) Series 1997B DN
     (Morgan Guaranty Trust LOC) (A-1+,
     VMIG-1)
     1.20%(b)                        04/07/03            100            100,000
   Montpelier Village School District GO
     Series 2002 BAN
     1.79%                           06/18/03          1,000          1,001,146
   Mount Vernon GO Series 2003 MB (FGIC
     Insurance)
     2.00%                           12/01/03            390            392,313
   Napoleon GO Series 2002 BAN
     2.25%                           05/15/03          1,040          1,040,244
     2.00%                           10/30/03          1,000          1,001,708
   North Canton GO Series 2003 Water System
     Improvement Notes
     1.45%                           02/17/04            875            877,059
   North Canton GO Series 2003-2 Water System
     Improvement Notes
     1.45%                           02/17/04          1,000          1,002,156



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   North Olmsted GO Series 2002 BAN
     2.15%                           06/18/03       $    765       $    765,400
   Norwalk GO Series 2002 BAN
     2.25%                           07/03/03          1,035          1,036,295
   Ohio Air Quality Development Authority RB
     (JMG Funding Ltd. Partnership Project)
     Series 1994A AMT DN (Societe Generale
     LOC) (A-1+)
     1.17%(b)                        04/07/03            200            200,000
   Ohio Air Quality Development Authority RB
     (JMG Funding Ltd. Partnership Project)
     Series 1994B AMT DN (Westdeutsche
     Landesbank Gironzentrale LOC) (A-1+,
     VMIG-1)
     1.25%(b)                        04/07/03            550            550,000
   Ohio Higher Educational Facility Community
     RB Series 2000C DN (Fifth Third Bank
     N.A. LOC)
     1.30%(b)                        04/07/03            965            965,000
   Ohio Housing Finance Agency Multi-Family
     Housing RB (Lincoln Park Association
     Project) Series 1985 MB (Bank One N.A.
     LOC) (MIG-1)
     2.00%                           05/01/03            640            640,000
   Ohio Housing Finance Agency RB (Merlots
     Project) Series 2001A-78 DN (First Union
     Bank LOC) (VMIG-1)
     1.31%(b)                        04/07/03          3,655          3,655,000
   Ohio Housing Finance Authority RB Series
     2000AA DN (Government National Mortgage
     Association LOC) (VMIG-1)
     1.31%(b)                        04/07/03          1,805          1,805,000
   Ohio IDRB (Ashley Ward, Inc. Project)
     Series 1997 AMT DN (Fifth Third Bank
     N.A. LOC)
     1.27%(b)                        04/07/03          1,115          1,115,000
   Ohio PCRB (Ross Incineration Project)
     Series 2000-1 AMT DN (Bank One N.A. LOC)
     1.40%(b)                        04/07/03          3,450          3,450,000
   Ohio State Higher Education Facility RB
     Series 1999 DN (Fifth Third Bank N.A.
     LOC)
     1.30%(b)                        04/07/03            285            285,000
   Ohio State Macon Trust I RB Series 2001 DN
     (Bank of America N.A. LOC) (VMIG-1)
     1.27%(b)                        04/07/03          2,230          2,230,000
   Ohio State Reset Option Certificates GO
     Series 2002-II-R-167 DN (Salomon Smith
     Barney Liquidity Facility) (VMIG-1)
     1.23%(b)                        04/07/03            500            500,000
   Ohio State Solid Waste Facilities RB (Pel
     Technologies LLC Project) Series 2002A
     AMT DN (KeyBank N.A. LOC) (VMIG-1)
     1.25%(b)                        04/07/03          4,000          4,000,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio Water Authority Solid Waste
     Facilities RB (American Steel & Wire
     Corp. Project) Series 1995 AMT DN (Bank
     of America N.A. LOC) (A-1)
     1.22%(b)                        04/07/03       $    500       $    500,000
   Ohio Water Authority Solid Waste
     Facilities RB (Pel Technologies LLC
     Project) Series 2002 AMT DN (KeyBank
     N.A. LOC) (VMIG-1)
     1.25%(b)                        04/07/03          4,000          4,000,000
   Painesville IDRB (Core System LLC Project)
     Series 2000 AMT DN (National City Bank
     N.A. LOC)
     1.29%(b)                        04/07/03          4,725          4,725,000
   Portage County IDRB (Action Super Abrasive
     Project) Series 1996 AMT DN (National
     City Bank N.A. LOC)
     1.29%(b)                        04/07/03            930            930,000
   Portage County IDRB (Bauer/Hibbard
     Properties Ltd. Project) Series 1998 DN
     (National City Bank N.A. LOC)
     1.29%(b)                        04/07/03            600            600,000
   Ravenna GO Series 2002 BAN
     2.00%                           10/30/03            590            590,672
   Rickenbacker Port Authority Multi-Family
     Housing P-Float RB (Ashwood Apartments
     Project and Eastpointe on the Mall
     Apartments Project) Series 2003 PT-1784
     DN
     1.38%(b)(c)                     04/07/03          8,800          8,800,000
   Ross County Local School District GO
     Series 2002 BAN
     2.00%                           06/05/03          1,500          1,502,049
   Ross County Regional Justice Center GO
     Series 2003 BAN
     1.44%                           03/18/04          1,250          1,253,203
   Sandusky County IDRB (Brighton Manor Co.
     Project) Series 1986 AMT DN (Bank One
     N.A. LOC) (VMIG-1)
     1.35%(b)                        04/07/03          2,800          2,800,000
   Shaker Heights GO Series 2002 BAN
     1.65%                           12/17/03          1,000          1,001,403
   St. Marys GO Series 2002 BAN
     2.25%                           06/12/03          1,182          1,182,570
   Stark County GO Series 2002 MB
     1.75%                           08/06/03            500            500,428
   Strongsville IDRB (Web Plastics Co.
     Project) Series 1997 DN (National City
     Bank N.A. LOC)
     1.29%(b)                        04/07/03            745            745,000
   Summit County Civic Facility RB (Akron
     Area Electrical Joint Apprenticeship and
     Training Trust Project) Series 2001 DN
     (KeyBank N.A. LOC)
     1.25%(b)                        04/07/03          1,600          1,600,000
   Summit County IDRB (Austin Printing Co.,
     Inc. Project) Series 1994 AMT DN (Bank
     One N.A. LOC)
     1.29%(b)                        04/07/03            230            230,000



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Summit County IDRB (Flutes LLC Project)
     Series 2002 AMT DN (Marshall & Ilsley
     Bank LOC)
     1.29%(b)                        04/07/03       $  3,235       $  3,235,000
   Summit County IDRB (Jendrisak Properties
     Project) Series 2001 AMT DN (First Merit
     Bank N.A. LOC)
     1.46%(b)                        04/07/03          2,470          2,470,000
   Summit County IDRB (JRB. Co., Inc.
     Project) Series 1997 DN (National City
     Bank N.A. LOC)
     1.29%(b)                        04/07/03          2,650          2,650,000
   Summit County IDRB (KB Compost Services,
     Inc. Project) Series 2001 AMT DN
     (KeyBank N.A. LOC)
     1.35%(b)                        04/07/03          2,500          2,500,000
   Summit County IDRB (Sigma Properties
     Project) Series 2000A AMT DN (National
     City Bank N.A. LOC)
     1.29%(b)                        04/07/03          1,610          1,610,000
   Summit County IDRB (Waltco Truck Equipment
     Project) Series 1988 AMT MB
     (Skandinaviska Enskilda LOC)
     2.25%                           07/15/03            540            540,000
   Summit County Port Authority Facilities RB
     (ASC Manufacturing Ltd. Project) Series
     2002 DN (Fifth Third Bank N.A. LOC)
     1.30%(b)                        04/07/03          3,500          3,500,000
   Tiffin GO Series 2002 Sanitation & Sewer
     Improvement Notes
     2.10%                           06/26/03          1,000          1,000,576
   Tiffin GO Series 2002-2 Sanitation & Sewer
     Improvement Notes
     2.00%                           12/11/03          1,350          1,355,087
   Toledo Multi-Family Housing RB (Cherrywood
     Apartments Project) Series 2001 AMT DN
     (KeyBank N.A. LOC)
     1.35%(b)                        04/07/03          2,990          2,990,000
   Toledo City School District GO Series 2003
     BAN (MIG-1)
     2.00%                           07/23/03          1,000          1,002,825
   Trumbull County IDRB (ATD Corp. Project)
     Series 1995 AMT DN (Society National
     Bank LOC)
     1.35%(b)                        04/07/03          1,855          1,855,000
   Trumbull County IDRB Series 2000B AMT DN
     (Bank One N.A. LOC)
     1.45%(b)                        04/07/03            510            510,000
   University of Toledo General Receipts RB
     Series 2001 SGA-125 DN (FGIC Insurance)
     (A-1+)
     1.22%(b)                        04/07/03            500            500,000
   Vermilion GO Series 2002 BAN
     1.75%                           11/20/03            250            250,314
   Wapakoneta GO Series 2002 BAN
     1.90%                           10/09/03            465            465,596
   Warren County GO Series 2002 BAN
     2.01%                           11/06/03            465            465,575

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---
 22

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Wilmington GO (Firehouse Project) Series
     2002 BAN
     1.85%                           05/01/03       $  1,000       $  1,000,411
   Wood County Economic Development RB
     (Hammill Manufacturing Co. Project)
     Series 2000 AMT DN (Sky Financial Bank
     LOC)
     2.12%(b)                        04/07/03          1,875          1,875,000
   Wood County Economic Development RB
     (Hammill Manufacturing Co. Project)
     Series 2001 AMT DN (Sky Financial Bank
     LOC)
     2.12%(b)                        04/07/03            720            720,000
   Wood County Economic Development RB
     (Precision Aggregate II Project) Series
     1996 AMT DN (Mid American National
     Banking & Trust LOC)
     2.12%(b)                        04/07/03          2,050          2,050,000
   Wood County Economic Development RB
     (Toledo Electrical Joint Apprenticeship
     and Training Fund Project) Series 2000
     DN (Mid American National Banking &
     Trust LOC)
     2.12%(b)                        04/07/03            160            160,000
   Wood County Economic Development RB (Sun
     Seed Holding Co., Inc. Project) Series
     2001A AMT DN (Sky Financial Bank LOC)
     2.12%(b)                        04/07/03          3,100          3,100,000
   Wyoming GO Series 2002 BAN
     2.25%                           09/12/03            861            863,855
                                                                   ------------
                                                                    162,746,789
                                                                   ------------


                                                                      VALUE
                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES
   (Cost $162,746,789(a))                              99.7%       $162,746,789

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                       0.3%            483,172
                                                      ------       ------------

NET ASSETS (Equivalent to $1.00 per share
   based on 120,304,963 Institutional
   shares, 12,973,449 Service shares and
   29,978,746 Investor A shares outstanding)          100.0%       $163,229,961
                                                      ======       ============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($163,229,961 / 163,257,158)                                           $1.00
                                                                          =====

-------------------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of March 31, 2003, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2003, the fund held 5.4% of its net assets, with a current market value of $8,800,000, in securities restricted as to resale.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS -- 100.1%
PENNSYLVANIA -- 99.7%
   Allegheny County Hospital Development
     Authority RB (Pittsburgh Mercy Health
     System Project) Series 1996 MB (AAA,
     Aaa)
     5.50%                           08/15/03       $  1,810       $  1,839,329
   Allegheny County IDRB (Carnegie Museums of
     Pittsburgh Project) Series 2002 DN
     (Comerica Bank N.A. LOC) (VMIG-1)
     1.20%(b)                        04/07/03          1,500          1,500,000
   Allegheny County IDRB (UPMC Health System
     Project) Series 2002C DN (Comerica Bank
     N.A. LOC) (A-1)
     1.25%(b)                        04/07/03          2,000          2,000,000
   Allegheny County Port Authority Special RB
     Series 1999 MB (AAA, Aaa)
     5.00%                           06/01/03          1,300          1,308,262
   Berks County GO Series 2002A MB
     (Kredietbank LOC) (AAA, Aaa)
     6.05%                           11/15/03          3,390          3,488,696
   Berks County IDRB (Backman Co. Project)
     Series 1994 AMT DN (P-1)
     1.39%(b)                        04/07/03          1,880          1,880,000
   Berks County IDRB (Beacon Container Corp.
     Project) Series 1997A AMT DN (First
     Union Bank LOC) (P-1)
     1.37%(b)                        04/07/03          1,430          1,430,000
   Berks County IDRB (Tray Pak Co. Project)
     RB Series 2001A AMT DN (First Union Bank
     LOC)
     1.37%(b)                        04/07/03          4,070          4,070,000
   Bethel Park School District GO Series 2002
     TRAN
     2.50%                           06/30/03          2,750          2,754,658
   Boyertown School District GO Series 1996
     MB (AAA, Aaa)
     5.50%                           06/15/03            145            146,177
   Bucks County IDRB (LTL Color Compounders
     Project) Series 1999B DN (First Union
     Bank LOC)
     1.37%(b)                        04/07/03          2,915          2,915,000
   Bucks County GO Series 2003 TRAN
     2.00%                           12/31/03          8,000          8,050,449
   Cambria County IDA Resource Recovery RB
     (Cambria Cogen Co. Project) Series
     1998A-1 AMT DN (Bayerische Hypo-Und
     Vereinsbank LOC) (VMIG-1)
     1.30%(b)                        04/07/03          2,525          2,525,000
   Canon McMillan School District GO Series
     2002C MB (FSA Insurance) (AAA)
     2.00%                           09/01/03            210            210,390
   Carbon County GO Series 2002 MB (MBIA
     Insurance) (Aaa)
     2.00%                           07/15/03            555            555,951
   Carlisle Boro GO Series 2003 MB
     2.13%                           12/15/03            660            664,719
   Carmichaels Area School District GO Series
     2002 MB (FGIC Insurance)
     2.63%                           09/01/03            305            306,356



                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Central Dauphin School District GO Series
     2003 MB (MBIA Insurance) (AAA)
     2.00%                           08/15/03       $    200       $    200,556
   Chester County IDRB (RV Industrial, Inc.
     Project) Series 2001AMT DN (Allied Irish
     Bank PLC LOC) (A-1)
     1.30%(b)                        04/07/03          4,950          4,950,000
   Cornwall & Lebanon School District GO
     Series 2003 MB (AAA)
     2.00%                           02/15/04            130            130,941
   Cornwall & Lebanon Suburban Joint School
     Authority RB Series 1994 MB (Aaa)
     5.90%                           03/01/04            750            782,295
   Cranberry Township GO Series 2003 MB (FSA
     Insurance ) (Aaa)
     2.00%                           05/01/03            355            355,236
   Crawford County IDRB Series 2000 AMT DN
     (National City Bank N.A. LOC)
     1.29%(b)                        04/07/03          1,400          1,400,000
   Cumberland County IDRB (Lane Enterprises,
     Inc. Project) Series 1994 AMT DN (First
     Union Bank LOC) (P-1)
     1.32%(b)                        04/07/03            210            210,000
   Cumberland County IDRB (Lawrence Schiff
     Silk Co. Project) Series 1998 DN (First
     Union Bank LOC)
     1.37%(b)                        04/07/03          1,425          1,425,000
   Dallastown Area School District GO Series
     1998 DN (FGIC Insurance) (A-1+)
     1.20%(b)                        04/07/03          1,490          1,490,000
   Delaware Valley Regional Finance Authority
     Local Government RB Series 2001A DN
     (AMBAC Insurance and Salomon Smith
     Barney SBPA) (A-1+)
     1.23%(b)                        04/07/03          5,000          5,000,000
   Delaware Valley Regional Finance Authority
     RB Series 2001J DN (AMBAC Insurance)
     (A-1+, VMIG-1)
     1.23%(b)                        04/07/03            230            230,000
   Downingtown Area School District GO Series
     2002 TRAN
     2.40%                           06/30/03          1,600          1,603,312
   East Hempfield Township IDRB (Herley
     Industrial, Inc. Project) Series 2001 DN
     (AllFirst Bank LOC) (A-1)
     1.30%(b)                        04/07/03          2,905          2,905,000
   Eastern Lebanon County School District GO
     Series 2003 MB (MBIA Insurance) (AAA)
     2.00%                           04/01/03            250            250,000
   Eastern Pennsylvania Industrial &
     Commercial Development Authority IDRB
     (Electronic Data Systems Project) Series
     1993 AMT DN (Wachovia Bank N.A. LOC)
     (Aa2)
     1.27%(b)                        04/07/03          1,900          1,900,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

----
 24

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Erie County IDRB (American Turned Products
     Project) Series 1997 AMT DN (KeyBank
     N.A. LOC)
     1.35%(b)                        04/07/03       $  1,610       $  1,610,000
   Erie County IDRB (Reed Manufacturing
     Project) Series 1997 AMT DN (National
     City Bank N.A. LOC)
     1.29%(b)                        04/07/03            800            800,000
   Fayette County IDRB (Dynamic Material
     Corp. Project) Series 1998 AMT DN
     (KeyBank N.A. LOC)
     1.35%(b)                        04/07/03          4,280          4,280,000
   Franklin County IDA Health Care RB Series
     2000 DN (AMBAC Insurance and First Union
     Bank SBPA) (A-1)
     1.25%(b)                        04/07/03          2,830          2,830,000
   Franklin County IDRB (Menno Haven Project)
     Series 2001 DN (National Westminster
     Bank LOC) (A-1)
     1.25%(b)                        04/07/03            640            640,000
   Franklin County IDRB (Precast System
     Project) Series 2001A AMT DN (AllFirst
     Bank LOC) (A-2, F-1, P-1)
     1.30%(b)                        04/07/03          1,865          1,865,000
   Hamburg Area School District GO Series
     1998 MB (AAA, Aaa)
     4.40%                           05/01/03          1,055          1,057,654
   Harbor Creek School District GO Series
     2002 MB (FSA Insurance) (AAA)
     1.45%                           09/01/03            315            315,000
   Harrisburg Authority RB Series 2001 DN
     (Hypovereins Bank LOC) (A-1)
     1.55%(b)                        04/07/03        121,575        121,575,000
   Horizon Hospital System Authority Health &
     Housing Facility RB (St. Paul Homes
     Project) Series 2002 DN (AllFirst Bank
     LOC)
     1.30%(b)                        04/07/03          5,000          5,000,000
   Indiana County IDRB (Conemaugh Project)
     Series 1997A AMT DN (Union Bank of
     Switzerland LOC) (VMIG-1)
     1.25%(b)                        04/07/03          5,000          5,000,000
   Keystone Oaks School District GO Series
     2002A MB (MBIA Insurance) (AAA)
     1.50%                           08/15/03            175            175,000
   Lackawanna County IDRB (Herff Jones, Inc.
     Project) Series 2001 AMT DN (National
     City Bank N.A. LOC)
     1.29%(b)                        04/07/03          2,800          2,800,000
   Lackawanna County Multi-Purpose Stadium
     Authority RB Series 2002 MB (FSA
     Insurance) (AAA, Aaa)
     1.90%                           08/15/03            750            751,801
   Lancaster County Hospital Authority RB
     (Health Center Luthercare Project)
     Series 1999 DN (AllFirst Bank LOC) (A-1)
     1.27%(b)                        04/07/03          1,375          1,375,000



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Lancaster County Hospital Authority RB
     (Lancaster General Hospital Project)
     Series 2002 DN (Fulton Bank LOC)
     (VMIG-1)
     1.30%(b)                        04/07/03       $  4,000       $  4,000,000
   Lancaster IDRB (Clean Creek Partners
     Project) Series 2000 AMT DN (AllFirst
     Bank LOC) (A-1)
     1.30%(b)                        04/07/03          5,915          5,915,000
   Lancaster IDRB (D&P Skibo LLC Project)
     Series 2001 AMT DN (Wachovia Bank N.A.
     LOC)
     1.37%(b)                        04/07/03          2,110          2,110,000
   Lancaster IDRB (John F. Martin & Sons
     Project) Series 2001 AMT DN (Fulton Bank
     LOC) (A-2)
     1.40%(b)                        04/07/03            900            900,000
   Lancaster IDRB (Oakfront LP Project)
     Series 2001 AMT DN (AllFirst Bank LOC)
     (A-2, P-1, F-1)
     1.30%(b)                        04/07/03          2,580          2,580,000
   Lancaster IDRB Series 1998 AMT DN (Bank
     One N.A. LOC)
     1.40%(b)                        04/07/03          2,200          2,200,000
   Langhorne Manor Boro Higher Education &
     Health Authority RB (Woods Services
     Project) Series 2003 MB
     2.00%                           11/15/03            930            934,613
   Lawrence County IDRB (L&N Metallurgical
     Products Project) Series 1996 AMT DN
     (Banque Nationale de Paribas LOC)
     1.44%(b)                        04/07/03          4,455          4,455,000
   Lebanon County Health Facility RB Series
     2000 DN (Northern Trust LOC) (A-1+)
     1.20%(b)                        04/07/03            700            700,000
   Lebanon County Health Facility RB Series
     2002 DN (Fleet National Bank SPBA and
     Radian Insurance) (A-1)
     1.25%(b)                        04/07/03          5,600          5,600,000
   Lehigh County IDA PCRB (Allegheny Electric
     Co-op, Inc. Project) Series 1984 DN
     (Rabo Bank Nederland LOC) (A-1+)
     1.05%(b)                        04/07/03            700            700,000
   Lehighton Area School District GO Series
     2002 MB (FSA Insurance) (AAA)
     2.00%                           09/15/03            750            752,544
   Lower Merion School District GO Series
     2002 MB (Aaa)
     3.00%                           05/15/03          1,855          1,858,675
   Lycoming County Hospital Authority RB
     Series 2000 PT 387 DN (Merrill Lynch &
     Co. SBPA) (A-1C+)
     1.24%(b)                        04/07/03          4,930          4,930,000
   Lycoming County IDA Manufacturing
     Facilities RB (Coastal Aluminum Co.
     Project) Series 1995 AMT DN (First Union
     Bank LOC) (VMIG-1)
     1.27%(b)                        04/07/03            930            930,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Lycoming County IDRB (Brodart Co. Project)
     Series 1998A AMT DN (First Union Bank
     LOC)
     1.37%(b)                        04/07/03       $  1,905       $  1,905,000
   Lycoming County IDRB (Brodart Co. Project)
     Series 1998C AMT DN (First Union Bank
     LOC)
     1.37%(b)                        04/07/03          1,000          1,000,000
   Manheim Township School District GO Series
     2003 MB (FGIC Insurance) (Aaa)
     1.50%                           05/01/03            500            500,144
   Monroe County GO Series 2003 TRAN
     1.40%                           12/31/03          2,810          2,813,128
   Montgomery County Higher Education &
     Health Authority RB Series 1996A DN
     (AllFirst Bank LOC) (A-2)
     1.25%(b)                        04/07/03          4,500          4,500,000
   Montgomery County IDA Manufacturing
     Facilities RB (H.P. Cadwallander, Inc.
     Project) Series 1995 AMT DN (First Union
     Bank LOC) (VMIG-1)
     1.37%(b)                        04/07/03            270            270,000
   Montgomery County IDRB (Apple Fresh Foods
     Ltd. Project) Series 1996 AMT DN (First
     Union Bank LOC) (VMIG-1)
     1.40%(b)                        04/07/03            780            780,000
   Montgomery County IDRB (Laneko Engineering
     Co. Project) Series 1999A AMT DN (First
     Union Bank LOC) (VMIG-1)
     1.32%(b)                        04/07/03          2,030          2,030,000
   Montgomery County TECP Series 2003 MB
     (Bank One N.A. LOC) (A-1, P-1)
     1.05%                           05/21/03          3,600          3,600,000
   Northampton Area School District GO Series
     2002 MB (FGIC Insurance) (Aaa)
     2.00%                           09/01/03            345            345,855
   Northampton County IDRB (Trent Family
     Partnership Project) Series 2002 AMT DN
     (Wachovia Bank N.A. LOC)
     1.37%(b)                        04/07/03          2,230          2,230,000
   Northampton County IDRB (Accu Machining
     Center, Inc. Project) Series 1998B AMT
     DN (First Union Bank LOC)
     1.37%(b)                        04/07/03          1,670          1,670,000
   Northampton County IDRB (Accu Machining
     Center, Inc. Project) Series 1998C AMT
     DN (First Union Bank LOC)
     1.37%(b)                        04/07/03            465            465,000
   Northampton County IDRB (Bethlehem
     Contracting Project) Series 2001A AMT DN
     (AllFirst Bank LOC) (A-2, P-1, F-2)
     1.30%(b)                        04/07/03          3,900          3,900,000



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Northeastern Hospital and Education
     Authority Health Care RB (Wyoming Valley
     Health Care Project) Series 1994A DN
     (AMBAC Insurance and KBG Bank SBPA)
     (A-1, Aaa)
     1.25%(b)                        04/07/03       $  2,700       $  2,700,000
   Northern York County School District GO
     Series 2003 MB (AAA)
     2.00%                           05/15/03            150            150,152
   Norwin School District GO Series 2001-12
     DN (MBIA Insurance and ABN-AMRO Bank
     N.V. SBPA) (VMIG-1)
     1.75%(b)                        04/01/03         12,500         12,500,000
   Pennsylvania Economic Development
     Financing Authority Exempt Facilities RB
     (Reliant Energy Seward Project) Series
     2001A AMT DN (Westdeutsche Landesbank
     Gironzentrale LOC) (VMIG-1)
     1.25%(b)                        04/07/03          2,000          2,000,000
   Pennsylvania Economic Development
     Financing Authority RB (Homewood
     Retirement Project) Series 1992E DN
     (AllFirst Bank LOC) (A-1, P-1, F-2)
     1.19%(b)                        04/07/03          1,600          1,600,000
   Pennsylvania Economic Development
     Financing Authority RB (Material
     Technology Project) Series 2000D AMT DN
     (First Union Bank LOC)
     1.32%(b)                        04/07/03          1,775          1,775,000
   Pennsylvania Economic Development
     Financing Authority RB Series 1999D AMT
     DN (First Union Bank LOC)
     1.37%(b)                        04/07/03          2,100          2,100,000
   Pennsylvania Economic Development
     Financing Authority RB (Wengers Feed
     Mill, Inc. Project) Series 1999B-1 AMT
     DN (First Union Bank LOC)
     1.32%(b)                        04/07/03          1,400          1,400,000
   Pennsylvania GO (Macon Trust Project)
     Series 2001F DN (Bank of America N.A.
     LOC) (A-1+)
     1.23%(b)                        04/07/03          3,285          3,285,000
   Pennsylvania Higher Educational Assistance
     Agency Student Loan RB Series 2001A AMT
     DN (AMBAC Insurance) (A-1+, VMIG-1)
     1.25%(b)                        04/07/03          5,000          5,000,000
   Pennsylvania Higher Educational Assistance
     Agency Student Loan RB Series 2001B MB
     (AAA, MIG-1)
     3.15%                           07/01/03         10,500         10,534,493
   Pennsylvania Higher Educational Assistance
     Agency Student Loan RB Series 2002A-107
     AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
     1.31%(b)                        04/07/03         15,000         15,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

----
 26

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Higher Educational Assistance
     Agency Student Loan RB Series 2002B MB
     (FSA Insurance) (AAA, MIG-1)
     2.70%                           07/01/03       $ 10,500       $ 10,523,227
   Pennsylvania Higher Education Facility
     Authority RB (Thomas Jefferson Project)
     Second Series 2001 DN (Morgan Guaranty
     Trust LOC) (VMIG-1)
     1.15%(b)                        04/07/03          1,350          1,350,000
   Pennsylvania Higher Educational Facilities
     Authority RB Series 2002 DN (Bank of
     Nova Scotia LOC) (VMIG-1)
     1.15%(b)                        04/07/03            300            300,000
   Pennsylvania Higher Educational Facilities
     Authority RB Series 2002A DN (Commerce
     Bank N.A. LOC) (VMIG-1)
     1.23%(b)                        04/07/03          3,625          3,625,000
   Pennsylvania Higher Educational Facilities
     Authority RB Series 2002B DN (Commerce
     Bank N.A. LOC) (VMIG-1)
     1.23%(b)                        04/07/03          3,250          3,250,000
   Pennsylvania Housing Financing Agency GO
     Series 2003 TRAN
     1.15%                           10/01/03          2,665          2,665,000
   Pennsylvania Intergovernmental Co-op
     Authority Special Tax RB (City of
     Philadelphia Federal Project) Series
     1993 MB (AAA, Aaa)
     5.35%                           06/15/03            375            380,332
   Pennsylvania Intergovernmental Co-op
     Authority Special Tax RB (City of
     Philadelphia Federal Project) Series
     1993 MB (FGIC Insurance) (AAA, Aaa)
     5.15%                           06/15/03            270            272,037
     5.45%                           06/15/03            150            151,220
   Pennsylvania Intergovernmental Co-op
     Authority Special Tax RB (City of
     Philadelphia Federal Project) Series
     1993 MB (MBIA Insurance) (AAA, Aaa)
     5.63%                           06/15/03            200            201,711
     5.75%                           06/15/03            300            302,501
   Pennsylvania Municipal Trust Certificates
     GO Series 2001 ZTC-12 DN (ZCM Matched
     Funding Corp. LOC) (A-1+, VMIG-1)
     1.35%(b)                        04/07/03         11,235         11,235,000
   Pennsylvania State Certificates of
     Participation Series 1993A MB
     (Kredietbank LOC) (AAA, Aaa)
     5.00%                           07/01/03          1,500          1,513,385
   Pennsylvania State GO First Series 1994 MB
     (MBIA Insurance) (AA-, Aa3)
     5.00%                           05/01/03            500            501,638
   Pennsylvania State GO First Series 1999 MB
     (MBIA Insurance) (AAA, Aaa)
     5.00%                           06/01/03            130            130,697



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania State GO Series 1997 MB (AAA,
     Aaa)
     5.13%                           09/15/03       $  1,500     $    1,527,816
   Pennsylvania State GO Series 1999-2 MB
     (AA, Aa2)
     4.50%                           10/01/03            250            253,399
   Pennsylvania State GO Series 2003 DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.26%(b)                        04/07/03          3,030          3,030,000
   Pennsylvania State Public School Building
     Authority RB (Lehigh Career & Technical
     Institute Project) Series 2003 MB
     2.00%                           10/01/03            555            557,467
   Perkiomen Valley School District RB Series
     2002 TRAN
     2.25%                           06/30/03            775            775,749
   Philadelphia Airport RB Series 1998 MB
     (AAA, Aaa)
     5.50%                           06/15/03          2,055          2,069,558
   Philadelphia Authority for Industrial
     Development Airport RB Series 1998P-1
     AMT DN (FGIC Insurance and Bank of
     America N.A. SBPA) (A-1C+)
     1.30%(b)                        04/07/03          5,000          5,000,000
   Philadelphia Gas Works RB Series 1993 MB
     (AAA, Aaa)
     6.38%                           07/01/03            450            464,972
   Philadelphia Gas Works RB Series 1993 MB
     (FSA Insurance) (AAA, Aaa)
     5.50%                           07/01/03          2,000          2,019,849
     6.38%                           07/01/03            645            666,459
   Philadelphia GO Series 1993A MB (AAA, Aaa)
     5.13%                           05/15/03          1,300          1,305,634
   Philadelphia IDA Municipal Securities
     Trust Certificates RB Series 2001-9022
     DN (FSA Insurance and Bear Stearns SBPA)
     (A-1)
     1.27%(b)(c)                     04/07/03          2,700          2,700,000
   Philadelphia Redevelopment Authority
     Multi-Family Housing RB Series 2002
     PT-1354 AMT DN (Merrill Lynch & Co. SBPA
     and Bayerische Landesbank Girozentrale
     LOC) (VMIG-1)
     1.26%(b)                        04/07/03            675            675,000
   Philadelphia RB Series 2002A TRAN (SP-1+,
     MIG-1)
     3.00%                           06/30/03         20,000         20,071,392
   Philadelphia Water & Wastewater RB Series
     1993 MB (FSA Insurance) (AAA, Aaa)
     5.50%                           06/15/03          4,305          4,426,264
     5.75%                           06/15/03          1,160          1,194,262
   Philadelphia Water & Wastewater RB Series
     1993 MB (MBIA Insurance) (AAA, Aaa)
     5.75%                           06/15/03          3,000          3,085,966


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           ----
                                                                            27

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pine Grove Area School District GO Series
     2002 MB (FSA Insurance) (Aaa)
     2.00%                           04/15/03       $    600       $    600,196
   Pocono Mountain School District GO Series
     2003 MB (FGIC Insurance)
     2.50%                           02/15/04            670            677,866
   Pottstown Boro Authority Educational
     Facilities RB (The Hill School Project)
     Series 2002 DN (VMIG-1)
     1.25%(b)                        04/07/03          2,200          2,200,000
   Reading Regional Airport Authority RB
     Series 1998A AMT DN (First Union Bank
     LOC)
     1.37%(b)                        04/07/03          1,500          1,500,000
   Reading School District RB Series 2002
     TRAN (MBIA Insurance)
     2.50%                           06/30/03          5,000          5,013,374
   Schuylkill County IDRB (Kaytee Products,
     Inc. Project) Series 1995 AMT DN (Bank
     One N.A. LOC)
     1.40%(b)                        04/07/03          2,475          2,475,000
   Scranton Lackawanna Health & Welfare
     Authority RB (Merlots Project) Series
     2002A-18 DN (First Union Bank LOC)
     (VMIG-1)
     1.26%(b)                        04/07/03          3,370          3,370,000
   Southcentral General Authority RB (York
     Cerebral Palsy Home Project) Series 2000
     DN (A-1)
     1.30%(b)                        04/07/03          4,000          4,000,000
   Strasburg Boro GO Series 2003 MB
     2.50%                           12/01/03            235            237,093
   Tarentum Electric RB Series 1993A
     MB (AA)
     5.50%                           09/01/03            565            574,344
   Towanda Area School District GO Series
     2002 MB (FGIC Insurance) (AAA)
     2.00%                           09/01/03            335            335,831
   Tredyffrin-Easttown School District GO
     Series 1993 MB (Aaa)
     5.00%                           07/01/03            200            201,906
   Union County IDRB (Playworld Systems, Inc.
     Project) Series 1999 AMT DN (First Union
     Bank LOC)
     1.37%(b)                        04/07/03          1,000          1,000,000
   Union County IDRB (Stabler Cos., Inc.
     Project) Series 2001 AMT DN (AllFirst
     Bank LOC) (A-1)
     1.30%(b)                        04/07/03          8,465          8,465,000
   University of Pittsburgh of The
     Commonwealth System of Higher Education
     GO Series 2002 TRAN (SP-1, MIG-1)
     2.50%                           01/09/04         10,000         10,095,440
   Upper Dauphin IDRB (United Church Christ
     Homes Project) Series 2001 DN (First
     Tennessee Bank LOC) (A-1)
     1.25%(b)                        04/07/03          1,900          1,900,000



                                                      PAR
                                     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Upper St. Clair Township GO Series 2002 MB
     (FSA Insurance and ABN-AMRO Bank N.V.
     SBPA)
     1.65%                           10/07/03       $  9,650       $  9,650,000
   Venango TECP Series 2003 MB (Dexia Bank
     LOC) (A-1, P-1)
     1.10%                           06/13/03         52,335         52,335,000
   Warwick School District RB (Zurich Capital
     Markets Trust Receipts Project) Series
     2001A ZTC-29 DN (FGIC Insurance and ZCM
     Matched Funding Liquidity Facility)
     1.35%(b)                        04/07/03         11,325         11,325,000
   Washington County GO Series 2003 TRAN
     1.75%                           12/31/03          2,000          2,004,438
   Washington County Hospital Authority RB
     (Canonsburg General Hospital Project)
     Series 1993 MB (AAA)
     7.35%                           06/01/03            645            664,075
   West Shore School District GO Series 2003
     MB (Aaa)
     2.00%                           11/15/03          1,195          1,200,808
   Westmoreland County GO Series 2000 MB
     (AAA, Aaa)
     4.45%                           12/01/03            350            357,853
   Westmoreland County IDRB (Elizabeth
     Carbide Die Co. Project) Series 1998B
     AMT DN (National City Bank N.A. LOC)
     1.29%(b)                        04/07/03            225            225,000
   Westmoreland County IDRB (Industrial
     Development McCutcheon Enterprise
     Project) Series 1999 AMT DN (National
     City Bank N.A. LOC)
     1.29%(b)                        04/07/03          2,250          2,250,000
   Wilkinsburg Joint Water Authority RB
     Series 2002B MB (FSA Insurance) (AAA)
     1.75%                           09/15/03            480            479,888
   Wilson School District GO Series 2003 MB
     (FSA Insurance) (Aaa)
     1.50%                           05/15/03            740            740,404
   Windsor Township GO Series 2003 MB (MBIA
     Insurance) (AAA)
     2.00%                           12/15/03            200            201,185
   Wyoming Area School District GO Series
     2002 MB (AAA)
     3.25%                           05/01/03            895            895,722
   York County GO Series 2002 MB (MBIA
     Insurance) (AAA)
     2.00%                           06/01/03            135            135,078
   York County GO Series 2003 TRAN
     1.75%                           07/31/03          9,850          9,867,968
   York County Hospital Authority RB
     (Homewood Retirement Centers of The
     United Church of Christ, Inc. Project)
     Series 1990 DN (First National Bank LOC)
     (VMIG-1)
     1.19%(b)                        04/07/03            850            850,000
   York County IDA Economic Development RB
     (Fypon Limited Project) Series 2000 AMT
     DN (AllFirst Bank LOC) (A-1)
     1.35%(b)                        04/07/03          2,700          2,700,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

----
 28

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)            VALUE
                                     --------       --------       ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   York County IDRB (Allied-Signal, Inc.
     Project) Series 1993 DN (FGIC Insurance)
     (A-1)
     1.30%(b)                        04/07/03       $  1,000       $  1,000,000
   York County IDRB (York Sheet Metal, Inc.
     Project) Series 1998 DN (First Union
     Bank LOC)
     1.37%(b)                        04/07/03          2,955          2,955,000
   York County IDRB Series 2000 AMT DN
     (AllFirst Bank LOC) (A-1)
     1.30%(b)                        04/07/03          3,070          3,070,000
                                                                   ------------
                                                                    562,950,390
                                                                   ------------
PUERTO RICO -- 0.4%
   ABN-AMRO Munitops Trust Certificates
     Series 2000-17 MB (ABN-AMRO Bank N.V.
     LOC) (MIG-1)
     1.70%                           10/22/03          2,000          2,000,000
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $564,950,390(a))                             100.1%        564,950,390

LIABILITIES IN EXCESS OF
   OTHER ASSETS                                        (0.1%)          (485,839)
                                                      ------       ------------
NET ASSETS (Equivalent to $1.00 per share
   based on  447,959,043 Institutional
   shares, 51,233,754 Service shares and
   65,302,324 Investor A shares outstanding)          100.0%       $564,464,551
                                                      ======       ============

NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($564,464,551 / 564,495,121)                                           $1.00
                                                                          =====

---------------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of March 31, 2003, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2003, the fund held 3.5% of its net assets, with a current market value of $2,700,000, in securities restricted as to resale.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                    VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)             VALUE
                                     --------       --------        -----------
MUNICIPAL BONDS -- 99.5%
VIRGINIA -- 91.9%
   Alexandria Consolidated Public Improvement
     GO Series 2000 MB (AAA, Aaa)
     5.25%                           06/15/03         $  500        $   503,622
   Alexandria IDRB (Super. & Curr. Project)
     Series 1997 DN (First Union Bank LOC)
     (A-1)
     1.17%(b)                        04/07/03            735            735,000
   Alexandria IDRB (Young Men's Christian
     Association of Billings Project) Series
     1998 DN (First National Bank of Maryland
     LOC) (A-1)
     1.29%(b)                        04/07/03          3,990          3,990,000
   Capital Region Airport Commission RB
     (Richmond International Airport Project)
     Series 1995B DN (AMBAC Insurance and
     Dexia Public Finance Bank SBPA) (A-1+,
     VMIG-1)
     1.15%(b)                        04/07/03            200            200,000
   Commonwealth of Virginia Transportation
     Authority RB Series 1999 DN (Citibank
     LOC)
     (A-1+)
     1.23%(b)                        04/07/03          2,000          2,000,000
   Fairfax County Economic Development
     Authority RB (NISH Project) Series 2002
     501-C-3 DN (Suntrust Bank LOC) (VMIG-1)
     1.15%(b)                        04/07/03          3,500          3,500,000
   Fairfax County IDRB (Fairfax Hospital
     System Project) Series 1988C DN (Inova
     Health System Liquidity Facility) (A-1+,
     VMIG-1)
     1.10%(b)                        04/07/03          3,175          3,175,000
   Fairfax County IDRB (Inova Health Systems
     Project) Series 2000 DN (Inova Health
     System Liquidity Facility) (A-1+,
     VMIG-1)
     1.07%(b)                        04/07/03          3,950          3,950,000
   Fairfax County Public Improvement GO
     Series 1995A MB (AAA, Aaa)
     4.88%                           06/01/03          3,000          3,017,295
   Hampton Redevelopment and Housing
     Authority Multi-Family Housing RB
     (Avalon at Hampton I Project) Series
     1996A DN (Credit Suisse LOC) (A-1+)
     1.10%(b)                        04/07/03          1,000          1,000,000
   Hanover County IDA Residential Care
     Facility RB (Covenent Woods Project)
     Series 1999 DN (Branch Banking & Trust
     Co. LOC) (A-1)
     1.15%(b)                        04/07/03          1,000          1,000,000
   Harrisonburg Redevelopment and Housing
     Authority Lease Purchase RB Series 2001A
     DN (Societe Generale LOC) (A-1+)
     1.15%(b)                        04/07/03          2,200          2,200,000
   Loudoun County IDA Educational Facilities
     RB (Hill School Project) Series 2002 DN
     (Suntrust Bank LOC) (AA-, A-1+)
     1.15%(b)                        04/07/03          2,000          2,000,000



                                                      PAR
                                     MATURITY        (000)             VALUE
                                     --------       --------        -----------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Loudoun County IDA Medical Facilities RB
     (Howard Hughes Medical Institute
     Project) Series 2003D DN (A-1+, VMIG-1)
     1.15%(b)                        04/07/03         $1,500        $ 1,500,000
   Loudoun County Medical Facilities IDRB
     (Howard Hughes Medical Institute
     Project) Series 2003F DN (A-1+, VMIG-1)
     1.10%(b)                        04/07/03            750            750,000
   Loudoun County Public Improvement GO
     Series 2001B MB (Aa1, AA+)
     5.00%                           01/01/04          1,540          1,585,203
   Louisa County IDRB (Pooled Financing
     Project) Series 1995 DN (Bank of America
     N.A. LOC) (A-1)
     1.15%(b)                        04/07/03            100            100,000
   Norfolk Redevelopment and Housing
     Authority RB (Old Dominion University
     Project) Series 2003 DN
     1.15%(b)                        04/07/03          3,000          3,000,000
   Peninsula Port Authority of Virginia IDRB
     (Allied-Signal, Inc. Project) Series
     1993 DN (A-1)
     1.30%(b)                        04/07/03          1,000          1,000,000
   Portsmouth Public Improvement GO Series
     2001A MB (FGIC Insurance) (AAA, Aaa)
     4.00%                           06/01/03            250            251,090
   Prince William County IDA PCRB (Virginia
     Electric & Power Co. Project) Series
     2003 AMT MB (A-1, VMIG-1)
     1.55%                           08/13/03          1,400          1,400,000
   Richmond IDRB (Diocese of Virginia Church
     School Project) Series 2001 DN (VMIG-1)
     1.15%(b)                        04/01/03            200            200,000
   Richmond Public Improvement GO Series
     2002A MB (FSA Insurance) (AAA, Aaa)
     3.00%                           07/15/03          1,485          1,492,060
   Suffolk Public Improvement GO Series 1993
     MB (AA-, Aa2)
     5.30%                           08/01/03            850            860,988
   Virginia Beach Development Authority IDRB
     (Ocean Ranch Motel Corp. Project) Series
     1998 DN (Branch Banking & Trust Co. LOC)
     (A-1, P-1)
     1.15%(b)                        04/07/03          1,000          1,000,000
   Virginia Beach Development Authority
     Multi-Family Housing RB Series 1999-1146
     DN (Merrill Lynch & Co. SBPA)
     1.22%(b)                        04/07/03          6,780          6,780,000
   Virginia College Building Authority
     Educational Facilities RB (University of
     Richmond Project) Series 1996 DN
     (Crestar Bank N.A. SBPA) (VMIG-1)
     1.17%(b)                        04/07/03          1,750          1,750,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

----
 30

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
              VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)     MATURITY        (000)             VALUE
                                     --------       --------        -----------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Virginia College Building Authority
     Educational Facilities RB (University of
     Richmond Project) Series 1999 DN
     (Crestar Bank N.A. SBPA) (VMIG-1)
     1.17%(b)                        04/07/03         $3,395        $ 3,395,000
   Virginia Commonwealth Transportation Board
     Federal Highway Reimbursement Notes RB
     Series 2002 MB (AA, Aa2)
     4.00%                           10/01/03          2,000          2,025,392
   Virginia Commonwealth Transportation Board
     Federal Highway Reimbursement Notes RB
     Series 2002-1013 DN (Salomon Smith
     Barney Liquidity Facility) (A-1+)
     1.23%(b)                        04/07/03          5,290          5,290,000
   Virginia GO Series 1994 MB (Aaa, AAA)
     6.50%                           06/01/03          5,685          5,846,608
   Virginia Housing Development Authority
     Commonwealth Mortgage RB Series
     1996D-3-RMK MB (Aa1, AA+)
     5.05%                           07/01/03            270            272,634
   Virginia Public Building Authority RB
     Series 1992B MB (AA+, Aa1)
     5.70%                           08/01/03            500            507,758
   Virginia Public School Authority School
     Equipment Financial Notes RB Series
     2000-VI MB (AA, Aa2)
     5.00%                           04/01/03          1,000          1,000,000
   Virginia Public School Authority School
     Financing Bonds RB Series 2000A MB (AA+,
     Aa1)
     5.50%                           08/01/03            450            455,568
   Virginia Resources Authority Clean Water
     RB Series 2000 DN (Merrill Lynch & Co.
     SBPA) (A-1)
     1.21%(b)                        04/07/03             55             55,000
   Virginia Resources Authority Clean Water
     State Revolving Fund RB Series 2000 MB
     (AAA, Aaa)
     5.25%                           10/01/03            450            459,240
   Virginia Resources Authority RB (Henrico
     County Project) Series 1997 DN (Suntrust
     Bank SBPA) (A-1+)
     1.25%(b)                        04/07/03          2,000          2,000,000
                                                                    -----------
                                                                     70,247,458
                                                                    -----------
                                                      PAR
                                     MATURITY        (000)             VALUE
                                     --------       --------        -----------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO -- 7.6%
   ABN-AMRO Munitops Trust Certificates
     Series 2000-17 MB (ABN-AMRO Bank N.V.
     LOC)
     (F-1+, MIG-1)
     1.70%                           10/22/03         $1,000        $ 1,000,000
   Municipal Securities Trust Certificates
     Series 2002-199A DN (MBIA-IBC
     Insurance and Bear Stearns LOC)
     1.07%(b)                        04/07/03          3,400          3,400,000
   Puerto Rico Public Improvement GO
     Series 2001-2 144A TICS/TOCS
     DN (FSA Insurance) (A-1)
     1.13%(b)                        04/07/03          1,400          1,400,000
                                                                    -----------
                                                                      5,800,000
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $76,047,458(a))                               99.5%         76,047,458

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                       0.5%            388,104
                                                      ------        -----------
NET ASSETS (Equivalent to $1.00
   per share based on 29,201,032
   Institutional shares and 47,235,382
   Service shares outstanding)                        100.0%        $76,435,562
                                                      ======        ===========

NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER INSTITUTIONAL AND
   SERVICE SHARE
   ($76,435,562 / 76,436,414)                                             $1.00
                                                                          =====

----------------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of March 31, 2003, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            ----
                                                                             31

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------



                         KEY TO INVESTMENT ABBREVIATIONS

   AMBAC.................................American Municipal Bond Assurance Corp.
   AMT...................................................Alternative Minimum Tax
   BAN....................................................Bond Anticipation Note
   DN...............................................................Demand Notes
   FGIC.....................................Financial Guaranty Insurance Company
   FSA..............................................Financial Security Assurance
   GO.........................................................General Obligation
   IDA..........................................Industrial Development Authority
   IDRB......................................Industrial Development Revenue Bond
   LOC..........................................................Letter of Credit
   MB.............................................................Municipal Bond
   MBIA.....................................Municipal Bond Insurance Association
   PCRB...........................................Pollution Control Revenue Bond
   RAN.................................................Revenue Anticipation Note
   RB...............................................................Revenue Bond
   SBPA.........................................Stand-by Bond Purchase Agreement
   TECP..............................................Tax-Exempt Commercial Paper
   TRAN........................................Tax and Revenue Anticipation Note
   XLCA.....................................................XL Capital Assurance
   ZCM.................................................Zurich Capital Management

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the investments in the various Portfolios are believed to be the most recent ratings available at March 31, 2003. The ratings have not been audited by the Independent Accountants and, therefore, are not covered by the Report of the Independent Accountants.







SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


----
 32

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS

                                                                                                                   NEW JERSEY
                                                                               U.S. TREASURY        MUNICIPAL       MUNICIPAL
                                                             MONEY MARKET      MONEY MARKET       MONEY MARKET    MONEY MARKET
FOR THE PERIOD ENDED MARCH 31, 2003 (UNAUDITED)                PORTFOLIO        PORTFOLIO          PORTFOLIO       PORTFOLIO
                                                              -----------      -------------      ------------    ------------
INVESTMENT INCOME:
Interest .................................................    $29,546,468       $ 6,198,409       $ 5,418,691       $1,247,534
                                                              -----------       -----------       -----------       ----------
EXPENSES:
Investment advisory fee ..................................      7,211,538         1,911,209         1,631,549          402,939
Administration fee .......................................      2,807,922           744,925           641,216          161,176
Custodian fee ............................................        211,547            63,467            40,883           18,449
Transfer agent fee .......................................        801,108           151,460           169,797           34,138
Shareholder servicing fees ...............................      1,309,804           263,874            86,821           69,772
Shareholder processing fees ..............................        936,243           232,805           204,853           62,219
Distribution fees ........................................        113,299                --                --               --
Legal and audit ..........................................        190,410            23,289            39,468           15,111
Printing .................................................        208,038            49,815            46,025           10,643
Registration fees and expenses ...........................        126,523            44,192            53,316           19,036
Trustees' fees ...........................................         44,944             9,072             9,801            2,093
Other ....................................................         27,635            15,590            10,248            4,093
                                                              -----------       -----------       -----------       ----------
                                                               13,989,011         3,509,698         2,933,977          799,669
Less investment advisory and administration fees waived ..     (3,768,344)       (1,243,229)       (1,060,474)        (313,178)
Less transfer agent fee waived ...........................         (1,033)               --                --               --
Less shareholder servicing fee waived ....................         (4,743)               --                --               --
                                                              -----------       -----------       -----------       ----------
   Total expenses ........................................     10,214,891         2,266,469         1,873,503          486,491
                                                              -----------       -----------       -----------       ----------
Net investment income ....................................     19,331,577         3,931,940         3,545,188          761,043
                                                              -----------       -----------       -----------       ----------
Net realized gain on investments .........................         19,370               253             3,612               --
                                                              -----------       -----------       -----------       ----------
Net increase in net assets resulting from
   operations ............................................    $19,350,947       $ 3,932,193       $ 3,548,800       $  761,043
                                                              ===========       ===========       ===========       ==========


                                                            NORTH CAROLINA          OHIO          PENNSYLVANIA        VIRGINIA
                                                               MUNICIPAL          MUNICIPAL         MUNICIPAL         MUNICIPAL
                                                             MONEY MARKET       MONEY MARKET      MONEY MARKET      MONEY MARKET
FOR THE PERIOD ENDED MARCH 31, 2003 (UNAUDITED)               PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                            ---------------     ------------      ------------      ------------
INVESTMENT INCOME:
Interest .................................................     $1,098,734        $1,245,566        $4,164,275        $ 509,101
                                                               ----------        ----------        ----------        ---------
EXPENSES:
Investment advisory fee ..................................        353,535           356,501         1,277,436          165,364
Administration fee .......................................        141,414           142,600           507,523           66,146
Custodian fee ............................................         15,479            16,357            49,028            6,000
Transfer agent fee .......................................         29,526            39,266           117,149           14,516
Shareholder servicing fees ...............................            620            48,701           127,185               --
Shareholder processing fees ..............................            429            33,311            92,611           26,419
Distribution fees ........................................             --                --                --               --
Legal and audit ..........................................          8,546            10,155            37,423           14,919
Printing .................................................         10,637             8,965            34,217            5,765
Registration fees and expenses ...........................         17,282            18,168            25,010            8,473
Trustees' fees ...........................................          1,837             1,557             8,810              180
Other ....................................................          4,918             3,047            13,364            3,836
                                                               ----------        ----------        ----------        ---------
                                                                  584,223           678,628         2,289,756          311,618
Less investment advisory and administration fees waived ..       (347,341)         (276,875)         (853,478)        (174,957)
Less transfer agent fee waived ...........................             --                --                --               --
Less shareholder servicing fee waived ....................             --                --                --               --
                                                               ----------        ----------        ----------        ---------
   Total expenses ........................................        236,882           401,753         1,436,278          136,661
                                                               ----------        ----------        ----------        ---------
Net investment income ....................................        861,852           843,813         2,727,997          372,440
                                                               ----------        ----------        ----------        ---------
Net realized gain on investments .........................             --                --                25               --
                                                               ----------        ----------        ----------        ---------
Net increase in net assets resulting from
   operations ............................................     $  861,852        $  843,813        $2,728,022        $ 372,440
                                                               ==========        ==========        ==========        =========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

-----------
 34 and 35

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   U.S. TREASURY                 MUNICIPAL
                                                 MONEY MARKET PORTFOLIO       MONEY MARKET PORTFOLIO      MONEY MARKET PORTFOLIO
                                            ------------------------------  --------------------------  --------------------------
                                                 FOR THE                       FOR THE                     FOR THE
                                               SIX MONTHS       FOR THE      SIX MONTHS     FOR THE      SIX MONTHS      FOR THE
                                                  ENDED       YEAR ENDED        ENDED      YEAR ENDED       ENDED      YEAR ENDED
                                                 3/31/03        9/30/02        3/31/03       9/30/02       3/31/03       9/30/02
                                            --------------  --------------  ------------  ------------  ------------  ------------
                                              (UNAUDITED)                    (UNAUDITED)                (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income ................. $   19,331,577  $   70,457,841  $  3,931,940  $ 15,388,338  $  3,545,188  $  9,827,759
    Net realized gain (loss) on investments         19,370         (97,955)          253       (12,758)        3,612        27,753
                                            --------------  --------------  ------------  ------------  ------------  ------------
    Net increase in net assets resulting
      from operations .....................     19,350,947      70,359,886     3,932,193    15,375,580     3,548,800     9,855,512
                                            --------------  --------------  ------------  ------------  ------------  ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................    (14,208,003)    (49,908,779)   (2,818,048)  (10,342,163)   (2,426,779)   (6,987,803)
    Service Class .........................     (2,600,173)    (11,160,640)     (930,459)   (4,472,519)     (408,870)   (1,336,962)
    Hilliard Lyons Class ..................       (549,764)     (2,143,960)           --            --      (688,416)   (1,431,109)
    Investor A Class ......................     (1,942,032)     (7,058,140)     (183,433)     (573,656)      (21,123)      (71,885)
    Investor B Class ......................        (23,507)       (126,756)           --            --            --            --
    Investor C Class ......................         (8,098)        (59,566)           --            --            --            --
                                            --------------  --------------  ------------  ------------  ------------  ------------
    Total distributions from net
      investment income ...................    (19,331,577)    (70,457,841)   (3,931,940)  (15,388,338)   (3,545,188)   (9,827,759)
                                            --------------  --------------  ------------  ------------  ------------  ------------
Capital share transactions ................   (148,617,805)   (337,284,051)   57,197,699    46,988,199   (27,922,310)  (52,441,360)
                                            --------------  --------------  ------------  ------------  ------------  ------------
    Total increase (decrease) in
      net assets ..........................   (148,598,435)   (337,382,006)   57,197,952    46,975,441   (27,918,698)  (52,413,607)

Net assets:
    Beginning of period ...................  3,743,428,502   4,080,810,508   860,483,632   813,508,191   687,559,051   739,972,658
                                            --------------  --------------  ------------  ------------  ------------  ------------
    End of period ......................... $3,594,830,067  $3,743,428,502  $917,681,584  $860,483,632  $659,640,353  $687,559,051
                                            ==============  ==============  ============  ============  ============  ============



                                                  NEW JERSEY MUNICIPAL     NORTH CAROLINA MUNICIPAL         OHIO MUNICIPAL
                                                 MONEY MARKET PORTFOLIO     MONEY MARKET PORTFOLIO      MONEY MARKET PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                FOR THE                     FOR THE                      FOR THE
                                               SIX MONTHS     FOR THE      SIX MONTHS      FOR THE     SIX MONTHS     FOR THE
                                                 ENDED       YEAR ENDED       ENDED      YEAR ENDED       ENDED      YEAR ENDED
                                                3/31/03        9/30/02       3/31/03       9/30/02       3/31/03      9/30/02
                                              ------------  ------------  ------------  ------------  ------------  ------------
                                              (UNAUDITED)                 (UNAUDITED)                  (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income .................   $    761,043  $  2,073,226  $    861,852  $  1,804,145  $    843,813  $  1,998,035
    Net realized gain (loss) on investments             --         1,818            --            --            --        (1,396)
                                              ------------  ------------  ------------  ------------  ------------  ------------
    Net increase in net assets resulting
      from operations .....................        761,043     2,075,044       861,852     1,804,145       843,813     1,996,639
                                              ------------  ------------  ------------  ------------  ------------  ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................       (480,841)   (1,294,479)     (859,873)   (1,795,533)     (673,619)   (1,442,460)
    Service Class .........................       (239,543)     (639,629)         (781)       (4,996)      (58,809)     (154,084)
    Hilliard Lyons Class ..................             --            --            --            --            --            --
    Investor A Class ......................        (40,659)     (139,118)       (1,198)       (3,609)     (111,385)     (401,491)
    Investor B Class ......................             --            --            --            (7)           --            --
    Investor C Class ......................             --            --            --            --            --            --
                                              ------------  ------------  ------------  ------------  ------------  ------------
    Total distributions from net
      investment income ...................       (761,043)   (2,073,226)     (861,852)   (1,804,145)     (843,813)   (1,998,035)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Capital share transactions ................      7,476,033    (7,830,623)    7,052,538    40,977,024    16,441,696    12,452,493
                                              ------------  ------------  ------------  ------------  ------------  ------------
    Total increase (decrease) in
      net assets ..........................      7,476,033    (7,828,805)    7,052,538    40,977,024    16,441,696    12,451,097

Net assets:
    Beginning of period ...................    165,891,165   173,719,970   157,056,135   116,079,111   146,788,265   134,337,168
                                              ------------  ------------  ------------  ------------  ------------  ------------
    End of period .........................   $173,367,198  $165,891,165  $164,108,673  $157,056,135  $163,229,961  $146,788,265
                                              ============  ============  ============  ============  ============  ============


                                                PENNSYLVANIA MUNICIPAL        VIRGINIA MUNICIPAL
                                                MONEY MARKET PORTFOLIO      MONEY MARKET PORTFOLIO
                                              --------------------------  --------------------------
                                                 FOR THE                    FOR THE
                                               SIX MONTHS     FOR THE     SIX MONTHS      FOR THE
                                                  ENDED      YEAR ENDED      ENDED       YEAR ENDED
                                                 3/31/03      9/30/02       3/31/03       9/30/02
                                              ------------  ------------  -----------   -----------
                                              (UNAUDITED)                 (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income .................   $  2,727,997  $  8,033,116  $   372,440   $   823,177
    Net realized gain (loss) on investments             25            --           --            --
                                              ------------  ------------  -----------   -----------
    Net increase in net assets resulting
      from operations .....................      2,728,022     8,033,116      372,440       823,177
                                              ------------  ------------  -----------   -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................     (2,325,380)   (6,646,193)    (111,299)     (580,658)
    Service Class .........................       (203,501)     (776,955)    (261,141)     (228,857)
    Hilliard Lyons Class ..................             --            --           --            --
    Investor A Class ......................       (199,116)     (609,944)          --       (13,662)
    Investor B Class ......................             --           (24)          --            --
    Investor C Class ......................             --            --           --            --
                                              ------------  ------------  -----------   -----------
    Total distributions from net
      investment income ...................     (2,727,997)   (8,033,116)    (372,440)     (823,177)
                                              ------------  ------------  -----------   -----------
Capital share transactions ................    (24,352,623)  (21,830,601)  12,484,199     6,509,391
                                              ------------  ------------  -----------   -----------
    Total increase (decrease) in
      net assets ..........................    (24,352,598)  (21,830,601)  12,484,199     6,509,391

Net assets:
    Beginning of period ...................    588,817,149   610,647,750   63,951,363    57,441,972
                                              ------------  ------------  -----------   -----------
    End of period .........................   $564,464,551  $588,817,149  $76,435,562   $63,951,363
                                              ============  ============  ===========   ===========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

-----------
 36 and 37

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                NET                                    NET                  NET                    RATIO OF EXPENSES
                               ASSET                  DISTRIBUTIONS   ASSET                ASSETS       RATIO OF      TO AVERAGE
                               VALUE         NET        FROM NET      VALUE                END OF      EXPENSES TO    NET  ASSETS
                             BEGINNING   INVESTMENT    INVESTMENT     END OF     TOTAL     PERIOD     AVERAGE NET     (EXCLUDING
                             OF PERIOD     INCOME        INCOME       PERIOD    RETURN      (000)        ASSETS        WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------

INSTITUTIONAL CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0060      $(0.0060)       $1.00     0.61%   $2,334,122       0.42% 2         0.62% 2
9/30/02                         1.00       0.0186       (0.0186)        1.00     1.87     2,462,579       0.42            0.61
9/30/01                         1.00       0.0496       (0.0496)        1.00     5.08     2,507,649       0.42            0.60
9/30/00                         1.00       0.0582       (0.0582)        1.00     5.98     2,231,404       0.42            0.60
9/30/99                         1.00       0.0478       (0.0478)        1.00     4.89     2,076,083       0.42            0.61
9/30/98                         1.00       0.0532       (0.0532)        1.00     5.46     1,858,165       0.39            0.63

SERVICE CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0045      $(0.0045)       $1.00     0.46%   $  588,560       0.72% 2         0.94% 2
9/30/02                         1.00       0.0156       (0.0156)        1.00     1.57       567,574       0.72            0.91
9/30/01                         1.00       0.0466       (0.0466)        1.00     4.77       853,306       0.72            0.90
9/30/00                         1.00       0.0552       (0.0552)        1.00     5.66       629,769       0.72            0.90
9/30/99                         1.00       0.0448       (0.0448)        1.00     4.58       748,191       0.72            0.91
9/30/98                         1.00       0.0502       (0.0502)        1.00     5.14       808,962       0.69            0.93

HILLIARD LYONS CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0034      $(0.0034)       $1.00     0.37%   $  149,073       0.89% 2         1.11% 2
9/30/02                         1.00       0.0139       (0.0139)        1.00     1.40       144,271       0.89            1.08
9/30/01                         1.00       0.0450       (0.0450)        1.00     4.59       163,056       0.89            1.07
10/18/99 1 through 9/30/00      1.00       0.0518       (0.0518)        1.00     5.30       154,279       0.91  2         1.09 2

INVESTOR A CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0037      $(0.0037)       $1.00     0.37%   $  493,776       0.89% 2         1.11% 2
9/30/02                         1.00       0.0139       (0.0139)        1.00     1.39       539,268       0.89            1.08
9/30/01                         1.00       0.0449       (0.0449)        1.00     4.59       531,518       0.89            1.07
9/30/00                         1.00       0.0539       (0.0539)        1.00     5.53       405,740       0.85            1.03
9/30/99                         1.00       0.0441       (0.0441)        1.00     4.50       486,578       0.80            0.99
9/30/98                         1.00       0.0495       (0.0495)        1.00     5.06       365,458       0.77            1.01

INVESTOR B CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0010      $(0.0010)       $1.00     0.11%   $   20,970       1.42% 2         1.71% 2
9/30/02                         1.00       0.0079       (0.0079)        1.00     0.79        21,864       1.49            1.68
9/30/01                         1.00       0.0389       (0.0389)        1.00     3.96        15,853       1.49            1.67
9/30/00                         1.00       0.0475       (0.0475)        1.00     4.85         6,371       1.49            1.67
9/30/99                         1.00       0.0371       (0.0371)        1.00     3.77         5,414       1.49            1.68
9/30/98                         1.00       0.0426       (0.0426)        1.00     4.34         1,805       1.48            1.72

INVESTOR C CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0010      $(0.0010)       $1.00     0.11%   $    8,329       1.42% 2         1.70% 2
9/30/02                         1.00       0.0078       (0.0078)        1.00     0.79         7,873       1.49            1.68
9/30/01                         1.00       0.0389       (0.0389)        1.00     3.96         9,429       1.49            1.67
9/30/00                         1.00       0.0475       (0.0475)        1.00     4.85         4,134       1.49            1.67
9/30/99                         1.00       0.0371       (0.0371)        1.00     3.77         4,268       1.49            1.68
9/30/98                         1.00       0.0426       (0.0426)        1.00     4.34           337       1.49            1.73

------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------

INSTITUTIONAL CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0052      $(0.0052)       $1.00     0.52%   $  577,808       0.41% 2         0.70% 2
9/30/02                         1.00       0.0166       (0.0166)        1.00     1.68       526,344       0.41            0.68
9/30/01                         1.00       0.0464       (0.0464)        1.00     4.74       380,200       0.41            0.68
9/30/00                         1.00       0.0543       (0.0543)        1.00     5.56       317,272       0.41            0.68
9/30/99                         1.00       0.0453       (0.0453)        1.00     4.63       324,879       0.41            0.68
9/30/98                         1.00       0.0519       (0.0519)        1.00     5.32       297,161       0.38            0.69

SERVICE CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0037      $(0.0037)       $1.00     0.38%   $  285,233       0.71% 2         1.00% 2
9/30/02                         1.00       0.0136       (0.0136)        1.00     1.37       265,841       0.71            0.98
9/30/01                         1.00       0.0435       (0.0435)        1.00     4.43       398,130       0.71            0.98
9/30/00                         1.00       0.0513       (0.0513)        1.00     5.25       412,321       0.71            0.98
9/30/99                         1.00       0.0423       (0.0423)        1.00     4.31       524,122       0.71            0.98
9/30/98                         1.00       0.0489       (0.0489)        1.00     5.00       596,644       0.68            0.99



                                                      RATIO OF NET
                                                    INVESTMENT INCOME
                                  RATIO OF NET         TO AVERAGE
                                INVESTMENT INCOME      NET ASSETS
                                 TO AVERAGE NET        (EXCLUDING
                                     ASSETS             WAIVERS)
---------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------

INSTITUTIONAL CLASS
10/01/02 through 3/31/2003 11          1.21% 2            1.01% 2
9/30/02                                1.86               1.67
9/30/01                                4.96               4.79
9/30/00                                5.83               5.65
9/30/99                                4.78               4.59
9/30/98                                5.32               5.08

SERVICE CLASS
10/01/02 through 3/31/2003 11          0.90% 2            0.68% 2
9/30/02                                1.60               1.41
9/30/01                                4.66               4.49
9/30/00                                5.49               5.31
9/30/99                                4.48               4.29
9/30/98                                5.03               4.79

HILLIARD LYONS CLASS
10/01/02 through 3/31/2003 11          0.74% 2            0.52% 2
9/30/02                                1.40               1.21
9/30/01                                4.49               4.31
10/18/99 1 through 9/30/00             5.43 2             5.25 2

INVESTOR A CLASS
10/01/02 through 3/31/2003 11          0.74% 2            0.52% 2
9/30/02                                1.38               1.19
9/30/01                                4.43               4.25
9/30/00                                5.37               5.19
9/30/99                                4.40               4.21
9/30/98                                4.94               4.70

INVESTOR B CLASS
10/01/02 through 3/31/2003 11          0.21% 2           (0.07)% 2
9/30/02                                0.77               0.57
9/30/01                                3.64               3.46
9/30/00                                4.84               4.66
9/30/99                                3.71               3.52
9/30/98                                4.22               3.98

INVESTOR C CLASS
10/01/02 through 3/31/2003 11          0.20% 2           (0.08)% 2
9/30/02                                0.79               0.60
9/30/01                                3.68               3.50
9/30/00                                4.77               4.59
9/30/99                                3.71               3.52
9/30/98                                4.22               3.98

------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------

INSTITUTIONAL CLASS
10/01/02 through 3/31/2003 11          1.05% 2            0.75% 2
9/30/02                                1.62               1.35
9/30/01                                4.61               4.34
9/30/00                                5.43               5.16
9/30/99                                4.53               4.26
9/30/98                                5.19               4.88

SERVICE CLASS
10/01/02 through 3/31/2003 11          0.75% 2            0.45% 2
9/30/02                                1.39               1.11
9/30/01                                4.39               4.12
9/30/00                                5.10               4.83
9/30/99                                4.23               3.96
9/30/98                                4.90               4.59


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

-----------
 38 and 39

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                NET                                    NET                 NET                    RATIO OF EXPENSES
                               ASSET                  DISTRIBUTIONS   ASSET               ASSETS       RATIO OF      TO AVERAGE
                               VALUE         NET        FROM NET      VALUE               END OF      EXPENSES TO    NET  ASSETS
                             BEGINNING   INVESTMENT    INVESTMENT     END OF     TOTAL    PERIOD     AVERAGE NET     (EXCLUDING
                             OF PERIOD     INCOME        INCOME       PERIOD    RETURN     (000)        ASSETS        WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR A CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0029      $(0.0029)      $1.00     0.29%    $  54,641        0.88% 2         1.17% 2
9/30/02                         1.00       0.0119       (0.0119)       1.00     1.20        68,299        0.88            1.16
9/30/01                         1.00       0.0417       (0.0417)       1.00     4.26        35,178        0.88            1.15
9/30/00                         1.00       0.0497       (0.0497)       1.00     5.09        31,808        0.86            1.13
9/30/99                         1.00       0.0412       (0.0412)       1.00     4.20        45,224        0.82            1.09
9/30/98                         1.00       0.0476       (0.0476)       1.00     4.87        71,811        0.81            1.12

INVESTOR B CLASS
1/10/00 1 through 2/7/00       $1.00      $0.0037      $(0.0037)      $1.00     0.37%    $      -- 6      1.48% 2         1.75% 2

INVESTOR C CLASS
1/22/02 4 through 2/6/02       $1.00      $0.0003      $(0.0003)      $1.00     0.03%    $      -- 10     1.48% 2         1.76% 2
12/8/98 1 through 5/25/99       1.00       0.0138       (0.0138)       1.00     1.39            -- 3      1.48 2          1.75 2

--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------

INSTITUTIONAL CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0054      $(0.0054)      $1.00     0.54%    $ 410,508        0.42% 2         0.71% 2
9/30/02                         1.00       0.0142       (0.0142)       1.00     1.43       428,743        0.42            0.70
9/30/01                         1.00       0.0315       (0.0315)       1.00     3.19       491,052        0.42            0.69
9/30/00                         1.00       0.0356       (0.0356)       1.00     3.62       314,307        0.42            0.70
9/30/99                         1.00       0.0281       (0.0281)       1.00     2.85       238,281        0.42            0.70
9/30/98                         1.00       0.0327       (0.0327)       1.00     3.32       246,733        0.39            0.71

SERVICE CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0039      $(0.0039)      $1.00     0.39%    $  88,002        0.72% 2         1.01% 2
9/30/02                         1.00       0.0112       (0.0112)       1.00     1.12       104,474        0.72            1.00
9/30/01                         1.00       0.0285       (0.0285)       1.00     2.88       138,402        0.72            0.99
9/30/00                         1.00       0.0326       (0.0326)       1.00     3.31       112,807        0.72            1.00
9/30/99                         1.00       0.0252       (0.0252)       1.00     2.54       151,261        0.72            1.00
9/30/98                         1.00       0.0297       (0.0297)       1.00     3.01       140,155        0.69            1.01

HILLIARD LYONS CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0043      $(0.0043)      $1.00     0.43%    $ 152,099        0.64% 2         0.93% 2
9/30/02                         1.00       0.0120       (0.0120)       1.00     1.20       147,755        0.64            0.92
9/30/01                         1.00       0.0292       (0.0292)       1.00     2.96       101,506        0.64            0.94
10/26/99 1 through 9/30/00      1.00       0.0316       (0.0316)       1.00     3.21       105,572        0.66  2         0.94  2

INVESTOR A CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0030      $(0.0030)      $1.00     0.30%    $   9,031        0.89% 2         1.18% 2
9/30/02                         1.00       0.0095       (0.0095)       1.00     0.95         6,587        0.89            1.17
9/30/01                         1.00       0.0268       (0.0268)       1.00     2.71         9,013        0.89            1.16
9/30/00                         1.00       0.0309       (0.0309)       1.00     3.13         7,396        0.89            1.17
9/30/99                         1.00       0.0235       (0.0235)       1.00     2.37         4,705        0.89            1.17
9/30/98                         1.00       0.0280       (0.0280)       1.00     2.83         9,227        0.86            1.18

INVESTOR C CLASS
10/1/98 through 12/18/98       $1.00      $0.0040      $(0.0040)      $1.00     0.40%    $      -- 3      1.49% 2         1.77% 2
9/30/98 5                       1.00       0.0133       (0.0133)       1.00     1.34           306        1.47            1.79

-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------

INSTITUTIONAL CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0050      $(0.0050)      $1.00     0.50%    $  88,713        0.39% 2         0.74% 2
9/30/02                         1.00       0.0134       (0.0134)       1.00     1.35        86,573        0.39            0.71
9/30/01                         1.00       0.0305       (0.0305)       1.00     3.10        97,007        0.39            0.70
9/30/00                         1.00       0.0347       (0.0347)       1.00     3.52        82,080        0.39            0.70
9/30/99                         1.00       0.0279       (0.0279)       1.00     2.83        79,568        0.39            0.71
9/30/98                         1.00       0.0319       (0.0319)       1.00     3.24        68,771        0.38            0.75

SERVICE CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0035      $(0.0035)      $1.00     0.35%    $  69,203        0.69% 2         1.04% 2
9/30/02                         1.00       0.0104       (0.0104)       1.00     1.04        65,074        0.69            1.01
9/30/01                         1.00       0.0275       (0.0275)       1.00     2.79        60,296        0.69            1.00
9/30/00                         1.00       0.0317       (0.0317)       1.00     3.21        55,177        0.69            1.00
9/30/99                         1.00       0.0249       (0.0249)       1.00     2.52        37,120        0.69            1.01
9/30/98                         1.00       0.0289       (0.0289)       1.00     2.93        35,152        0.67            1.04




                                                        RATIO OF NET
                                                      INVESTMENT INCOME
                                      RATIO OF NET       TO AVERAGE
                                    INVESTMENT INCOME    NET ASSETS
                                     TO AVERAGE NET      (EXCLUDING
                                         ASSETS           WAIVERS)
-----------------------------    ----------------------------------------

INVESTOR A CLASS
10/01/02 through 3/31/2003 11            0.59% 2            0.30% 2
9/30/02                                  1.15               0.87
9/30/01                                  4.17               3.90
9/30/00                                  4.91               4.64
9/30/99                                  4.12               3.85
9/30/98                                  5.57               5.26

INVESTOR B CLASS
1/10/00 1 through 2/7/00                 4.70% 2            4.43% 2

INVESTOR C CLASS
1/22/02 4 through 2/6/02                 0.72% 2            0.44% 2
12/8/98 1 through 5/25/99                3.46 2             3.19 2

--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------

INSTITUTIONAL CLASS
10/01/02 through 3/31/2003 11            1.07% 2            0.78% 2
9/30/02                                  1.41               1.13
9/30/01                                  3.11               2.83
9/30/00                                  3.63               3.35
9/30/99                                  2.80               2.52
9/30/98                                  3.25               2.93

SERVICE CLASS
10/01/02 through 3/31/2003 11            0.78% 2            0.49% 2
9/30/02                                  1.13               0.85
9/30/01                                  2.82               2.54
9/30/00                                  3.23               2.95
9/30/99                                  2.50               2.22
9/30/98                                  2.96               2.64

HILLIARD LYONS CLASS
10/01/02 through 3/31/2003 11            0.85% 2            0.56% 2
9/30/02                                  1.17               0.89
9/30/01                                  2.92               2.63
10/26/99 1 through 9/30/00               3.42  2            3.14  2

INVESTOR A CLASS
10/01/02 through 3/31/2003 11            0.61% 2            0.32% 2
9/30/02                                  0.96               0.68
9/30/01                                  2.65               2.37
9/30/00                                  3.09               2.81
9/30/99                                  2.33               2.05
9/30/98                                  2.80               2.48

INVESTOR C CLASS
10/1/98 through 12/18/98                 1.73% 2            1.45% 2
9/30/98 5                                2.08               1.76

-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------

INSTITUTIONAL CLASS
10/01/02 through 3/31/2003 11            1.00% 2            0.65% 2
9/30/02                                  1.34               1.02
9/30/01                                  3.03               2.72
9/30/00                                  3.45               3.14
9/30/99                                  2.79               2.47
9/30/98                                  3.17               2.80

SERVICE CLASS
10/01/02 through 3/31/2003 11            0.71% 2            0.36% 2
9/30/02                                  1.04               0.71
9/30/01                                  2.75               2.44
9/30/00                                  3.23               2.92
9/30/99                                  2.49               2.17
9/30/98                                  2.89               2.52


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

-----------
 40 and 41

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                NET                                    NET                 NET                    RATIO OF EXPENSES
                               ASSET                  DISTRIBUTIONS   ASSET               ASSETS       RATIO OF      TO AVERAGE
                               VALUE         NET        FROM NET      VALUE               END OF      EXPENSES TO    NET  ASSETS
                             BEGINNING   INVESTMENT    INVESTMENT     END OF     TOTAL    PERIOD     AVERAGE NET     (EXCLUDING
                             OF PERIOD     INCOME        INCOME       PERIOD    RETURN     (000)        ASSETS        WAIVERS)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0024      $(0.0024)      $1.00     0.27%    $  15,451        0.86% 2         1.21% 2
9/30/02                         1.00       0.0087       (0.0087)       1.00     0.87        14,244        0.86            1.18
9/30/01                         1.00       0.0258       (0.0258)       1.00     2.61        16,417        0.86            1.17
9/30/00                         1.00       0.0292       (0.0292)       1.00     2.96         6,421        0.93            1.24
9/30/99                         1.00       0.0227       (0.0227)       1.00     2.30        22,370        0.91            1.23
9/30/98                         1.00       0.0265       (0.0265)       1.00     2.68        43,995        0.91            1.28

INVESTOR B CLASS
10/1/99 through 2/8/00         $1.00      $0.0077      $(0.0077)      $1.00     0.77%    $      -- 6      1.46% 2         1.77% 2
9/30/99                         1.00       0.0094       (0.0094)       1.00     0.94            --        1.46            1.78
5/13/98 4 through 9/30/98       1.00       0.0079       (0.0079)       1.00     0.79            --        1.44  2         1.81  2

-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------

INSTITUTIONAL CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0055      $(0.0055)      $1.00     0.55%    $ 163,592        0.30% 2         0.74% 2
9/30/02                         1.00       0.0134       (0.0134)       1.00     1.35       156,476        0.30            0.72
9/30/01                         1.00       0.0313       (0.0313)       1.00     3.18       115,139        0.30            0.70
9/30/00                         1.00       0.0362       (0.0362)       1.00     3.68       102,155        0.30            0.72
9/30/99                         1.00       0.0288       (0.0288)       1.00     2.92       178,059        0.30            0.70
9/30/98                         1.00       0.0335       (0.0335)       1.00     3.40       181,984        0.29            0.74

SERVICE CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0040      $(0.0040)      $1.00     0.40%    $     155        0.60% 2         1.05% 2
9/30/02                         1.00       0.0104       (0.0104)       1.00     1.05           205        0.60            1.02
9/30/01                         1.00       0.0283       (0.0283)       1.00     2.87           519        0.60            1.00
9/30/00                         1.00       0.0332       (0.0332)       1.00     3.37           649        0.60            1.02
9/30/99                         1.00       0.0258       (0.0258)       1.00     2.61         1,639        0.60            1.00
9/30/98                         1.00       0.0305       (0.0305)       1.00     3.09        19,306        0.60            1.05

INVESTOR A CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0031      $(0.0031)      $1.00     0.31%    $     362        0.77% 2         1.21% 2
9/30/02                         1.00       0.0082       (0.0082)       1.00     0.88           375        0.77            1.19
9/30/01                         1.00       0.0266       (0.0266)       1.00     2.70           415        0.77            1.17
9/30/00                         1.00       0.0315       (0.0315)       1.00     3.20           358        0.77            1.19
9/30/99                         1.00       0.0241       (0.0241)       1.00     2.44           369        0.77            1.17
9/30/98                         1.00       0.0288       (0.0288)       1.00     2.92           245        0.76            1.21

INVESTOR B CLASS
10/1/01 through 12/14/01       $1.00      $0.0012      $(0.0012)      $1.00     0.12%    $      -- 8      1.37% 2         1.79% 2
9/30/01                         1.00       0.0203       (0.0203)       1.00     2.05             6        1.37            1.77
1/12/00 1 through 9/30/00       1.00       0.0185       (0.0185)       1.00     1.86             6        1.37 2          1.79 2

-------------------------------------
OHIO MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------

INSTITUTIONAL CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0060      $(0.0060)      $1.00     0.60%    $ 120,290        0.39% 2         0.74% 2
9/30/01                         1.00       0.0331       (0.0331)       1.00     3.36        77,620        0.39            0.71
9/30/00                         1.00       0.0361       (0.0361)       1.00     3.67        52,095        0.39            0.71
9/30/99                         1.00       0.0294       (0.0294)       1.00     2.98        49,237        0.39            0.71
9/30/98                         1.00       0.0334       (0.0334)       1.00     3.39        48,614        0.36            0.72

SERVICE CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0045      $(0.0045)      $1.00     0.45%    $  12,971        0.69% 2         1.04% 2
9/30/02                         1.00       0.0124       (0.0124)       1.00     1.25        11,511        0.69            1.02
9/30/01                         1.00       0.0301       (0.0301)       1.00     3.05        12,667        0.69            1.01
9/30/00                         1.00       0.0331       (0.0331)       1.00     3.36        10,284        0.69            1.01
9/30/99                         1.00       0.0264       (0.0264)       1.00     2.67        11,284        0.69            1.01
9/30/98                         1.00       0.0304       (0.0304)       1.00     3.08        58,077        0.67            1.03

INVESTOR A CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0036      $(0.0036)      $1.00     0.36%    $  29,969        0.86% 2         1.21% 2
9/30/02                         1.00       0.0107       (0.0107)       1.00     1.07        30,851        0.86            1.18
9/30/01                         1.00       0.0284       (0.0284)       1.00     2.88        44,050        0.86            1.18
9/30/00                         1.00       0.0313       (0.0313)       1.00     3.18        41,010        0.87            1.19
9/30/99                         1.00       0.0246       (0.0246)       1.00     2.49        44,929        0.87            1.19
9/30/98                         1.00       0.0286       (0.0286)       1.00     2.90        15,904        0.85            1.21





                                                        RATIO OF NET
                                                      INVESTMENT INCOME
                                      RATIO OF NET       TO AVERAGE
                                    INVESTMENT INCOME    NET ASSETS
                                     TO AVERAGE NET      (EXCLUDING
                                         ASSETS           WAIVERS)
------------------------------------------------------------------------
INVESTOR A CLASS
10/01/02 through 3/31/2003 11            0.54% 2            0.19% 2
9/30/02                                  0.87               0.54
9/30/01                                  2.40               2.09
9/30/00                                  2.86               2.55
9/30/99                                  2.27               1.95
9/30/98                                  2.64               2.27

INVESTOR B CLASS
10/1/99 through 2/8/00                   2.33% 2            2.02% 2
9/30/99                                  1.72               1.40
5/13/98 4 through 9/30/98                2.12  2            1.75  2

-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------

INSTITUTIONAL CLASS
10/01/02 through 3/31/2003 11            1.10% 2            0.66% 2
9/30/02                                  1.32               0.90
9/30/01                                  3.10               2.70
9/30/00                                  3.62               3.20
9/30/99                                  2.87               2.47
9/30/98                                  3.35               2.90

SERVICE CLASS
10/01/02 through 3/31/2003 11            0.82% 2            0.37% 2
9/30/02                                  1.14               0.71
9/30/01                                  2.80               2.40
9/30/00                                  3.20               2.78
9/30/99                                  2.57               2.17
9/30/98                                  3.04               2.59

INVESTOR A CLASS
10/01/02 through 3/31/2003 11            0.63% 2            0.19% 2
9/30/02                                  0.88               0.46
9/30/01                                  2.52               2.12
9/30/00                                  3.15               2.73
9/30/99                                  2.40               2.00
9/30/98                                  2.88               2.43

INVESTOR B CLASS
10/1/01 through 12/14/01                 0.60% 2            0.18% 2
9/30/01                                  2.02               1.62
1/12/00 1 through 9/30/00                2.61 2             2.19 2

-------------------------------------
OHIO MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------

INSTITUTIONAL CLASS
10/01/02 through 3/31/2003 11            1.18% 2            0.83% 2
9/30/01                                  3.31               2.98
9/30/00                                  3.60               3.28
9/30/99                                  2.95               2.63
9/30/98                                  3.36               3.00

SERVICE CLASS
10/01/02 through 3/31/2003 11            0.86% 2            0.51% 2
9/30/02                                  1.19               0.87
9/30/01                                  2.95               2.63
9/30/00                                  3.29               2.97
9/30/99                                  2.65               2.33
9/30/98                                  3.04               2.68

INVESTOR A CLASS
10/01/02 through 3/31/2003 11            0.72% 2            0.37% 2
9/30/02                                  1.09               0.77
9/30/01                                  2.84               2.51
9/30/00                                  3.13               2.81
9/30/99                                  2.47               2.15
9/30/98                                  2.86               2.50


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

-----------
 42 and 43

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                NET                                    NET                 NET                    RATIO OF EXPENSES
                               ASSET                  DISTRIBUTIONS   ASSET               ASSETS       RATIO OF      TO AVERAGE
                               VALUE         NET        FROM NET      VALUE               END OF      EXPENSES TO    NET  ASSETS
                             BEGINNING   INVESTMENT    INVESTMENT     END OF     TOTAL    PERIOD     AVERAGE NET     (EXCLUDING
                             OF PERIOD     INCOME        INCOME       PERIOD    RETURN     (000)        ASSETS        WAIVERS)
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------

INSTITUTIONAL CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0052      $(0.0052)      $1.00     0.52%    $ 447,945        0.42% 2         0.72% 2
9/30/02                         1.00       0.0131       (0.0131)       1.00     1.31       466,039        0.42            0.70
9/30/01                         1.00       0.0299       (0.0299)       1.00     3.03       459,885        0.42            0.69
9/30/00                         1.00       0.0354       (0.0354)       1.00     3.60       400,378        0.42            0.68
9/30/99                         1.00       0.0280       (0.0280)       1.00     2.84       376,402        0.42            0.70
9/30/98                         1.00       0.0322       (0.0322)       1.00     3.27       350,249        0.39            0.71

SERVICE CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0037      $(0.0037)      $1.00     0.37%    $  51,221        0.72% 2         1.02% 2
9/30/02                         1.00       0.0101       (0.0101)       1.00     1.01        54,574        0.72            1.01
9/30/01                         1.00       0.0269       (0.0269)       1.00     2.72        75,431        0.72            0.99
9/30/00                         1.00       0.0324       (0.0324)       1.00     3.29        83,474        0.72            0.98
9/30/99                         1.00       0.0250       (0.0250)       1.00     2.53        76,173        0.72            1.00
9/30/98                         1.00       0.0292       (0.0292)       1.00     2.97        73,735        0.69            1.01

INVESTOR A CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0029      $(0.0029)      $1.00     0.29%    $  65,299        0.89% 2         1.19% 2
9/30/02                         1.00       0.0084       (0.0084)       1.00     0.84        68,204        0.88            1.16
9/30/01                         1.00       0.0252       (0.0252)       1.00     2.54        75,332        0.89            1.16
9/30/00                         1.00       0.0304       (0.0304)       1.00     3.08        62,421        0.92            1.18
9/30/99                         1.00       0.0235       (0.0235)       1.00     2.37       135,341        0.88            1.16
9/30/98                         1.00       0.0276       (0.0276)       1.00     2.80       110,860        0.85            1.17

INVESTOR CLASS B
12/12/01 1 through 4/9/02      $1.00      $0.0003      $(0.0003)      $1.00     0.05%    $      -- 8      1.49% 2         1.76% 2

-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------

INSTITUTIONAL CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0054      $(0.0054)      $1.00     0.54%    $  29,200        0.30% 2         0.77% 2
9/30/02                         1.00       0.0144       (0.0144)       1.00     1.45        19,808        0.30            0.75
9/30/01                         1.00       0.0323       (0.0323)       1.00     3.28        53,823        0.30            0.73
9/30/00                         1.00       0.0367       (0.0367)       1.00     3.73        61,561        0.30            0.74
9/30/99                         1.00       0.0294       (0.0294)       1.00     2.98        51,301        0.30            0.75
9/30/98                         1.00       0.0338       (0.0338)       1.00     3.43        77,812        0.30            0.77

SERVICE CLASS
10/01/02 through 3/31/2003 11  $1.00      $0.0049      $(0.0049)      $1.00     0.49%    $  47,236        0.40% 2         0.88% 2
9/30/02                         1.00       0.0124       (0.0124)       1.00     1.25        44,143        0.40            0.88
9/30/01                         1.00       0.0293       (0.0293)       1.00     2.97           611        0.60            1.03
9/30/00                         1.00       0.0337       (0.0337)       1.00     3.42           458        0.60            1.04
9/30/99                         1.00       0.0264       (0.0264)       1.00     2.68         2,786        0.60            1.05
9/30/98                         1.00       0.0308       (0.0308)       1.00     3.13         3,405        0.60            1.07

INVESTOR A CLASS
10/1/01 through 3/12/02        $1.00      $0.0051      $(0.0051)      $1.00     0.51%    $      -- 9      0.77% 2         1.20% 2
9/30/01                         1.00       0.0276       (0.0276)       1.00     2.80         3,008        0.77            1.20
9/30/00 7                       1.00       0.0288       (0.0288)       1.00     2.92         3,020        0.87            1.31
9/30/99                         1.00       0.0237       (0.0237)       1.00     2.40         1,261        0.87            1.32
9/30/98                         1.00       0.0280       (0.0280)       1.00     2.84           643        0.87            1.34

------------------------------------------------------------------------------------------------------------------------------------




                                                        RATIO OF NET
                                                      INVESTMENT INCOME
                                      RATIO OF NET       TO AVERAGE
                                    INVESTMENT INCOME    NET ASSETS
                                     TO AVERAGE NET      (EXCLUDING
                                         ASSETS           WAIVERS)
-----------------------------------------------------------------------
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------

INSTITUTIONAL CLASS
10/01/02 through 3/31/2003 11            1.05% 2            0.75% 2
9/30/02                                  1.30               1.02
9/30/01                                  2.97               2.70
9/30/00                                  3.53               3.27
9/30/99                                  2.80               2.52
9/30/98                                  3.19               2.87

SERVICE CLASS
10/01/02 through 3/31/2003 11            0.75% 2            0.45% 2
9/30/02                                  1.01               0.73
9/30/01                                  2.73               2.46
9/30/00                                  3.25               2.99
9/30/99                                  2.50               2.22
9/30/98                                  2.92               2.60

INVESTOR A CLASS
10/01/02 through 3/31/2003 11            0.58% 2            0.28% 2
9/30/02                                  0.83               0.55
9/30/01                                  2.46               2.19
9/30/00                                  3.00               2.74
9/30/99                                  2.34               2.06
9/30/98                                  2.75               2.43

INVESTOR CLASS B
12/12/01 1 through 4/9/02                0.14% 2           (0.13)% 2

-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------

INSTITUTIONAL CLASS
10/01/02 through 3/31/2003 11            1.08% 2            0.60% 2
9/30/02                                  1.50               1.06
9/30/01                                  3.26               2.83
9/30/00                                  3.65               3.21
9/30/99                                  2.95               2.50
9/30/98                                  3.37               2.90

SERVICE CLASS
10/01/02 through 3/31/2003 11            0.99% 2            0.51% 2
9/30/02                                  1.19               0.72
9/30/01                                  2.94               2.51
9/30/00                                  3.17               2.73
9/30/99                                  2.65               2.20
9/30/98                                  3.08               2.61

INVESTOR A CLASS
10/1/01 through 3/12/02                  1.21% 2            0.77% 2
9/30/01                                  2.72               2.28
9/30/00 7                                3.11               2.67
9/30/99                                  2.38               1.93
9/30/98                                  2.85               2.38

1   Commencement of operations of share class.
2   Annualized.
3   There were no Investor C shares outstanding as of September 30, 1999.
4   Reissuance of shares.
5 This class has opened, closed and then reopened during the fiscal year. The financial highlights are reflective of the cumulative periods that the class was opened.
6   There were no Investor B shares outstanding as of September 30, 2000.
7 This class has closed and reopened during the fiscal year. The financial highlights are reflective of the cumulative periods that the class was opened.
8   There were no Investor B shares outstanding as of September 30, 2002.
9   There were no Investor A shares outstanding as of September 30, 2002.
10  There were no Investor C shares outstanding as of September 30, 2002.
11  Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


-----------
 44 and 45

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     BlackRock Funds SM (the "Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 41 publicly-offered portfolios, eight of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

------------------------------------------------------------------------------------------------------------------------------------
           Portfolio                                                        Share Classes
------------------------------------------------------------------------------------------------------------------------------------
                                           Institutional              Service            Hilliard Lyons             Investor A
------------------------------------------------------------------------------------------------------------------------------------
                                      Contractual   Actual    Contractual   Actual   Contractual    Actual    Contractual    Actual
                                         Fees      Fees (4)     Fees (1)   Fees (4)    Fees (2)    Fees (4)    Fees (2)     Fees (4)
------------------------------------------------------------------------------------------------------------------------------------
  Money Market                           None        None        0.30%       0.30%      0.50%       0.40%       0.50%        0.40%
------------------------------------------------------------------------------------------------------------------------------------
  U.S. Treasury Money Market             None        None        0.30%       0.30%       N/A         N/A        0.50%        0.40%
------------------------------------------------------------------------------------------------------------------------------------
  Municipal Money Market                 None        None        0.30%       0.30%      0.50%       0.15%       0.50%        0.40%
------------------------------------------------------------------------------------------------------------------------------------
  New Jersey Municipal Money Market      None        None        0.30%       0.30%       N/A         N/A        0.50%        0.40%
------------------------------------------------------------------------------------------------------------------------------------
  North Carolina Municipal Money Market  None        None        0.30%       0.30%       N/A         N/A        0.50%        0.40%
------------------------------------------------------------------------------------------------------------------------------------
  Ohio Municipal Money Market            None        None        0.30%       0.30%       N/A         N/A        0.50%        0.40%
------------------------------------------------------------------------------------------------------------------------------------
  Pennsylvania Municipal Money Market    None        None        0.30%       0.30%       N/A         N/A        0.50%        0.40%
------------------------------------------------------------------------------------------------------------------------------------
  Virginia Municipal Money Market        None        None        0.30%       0.10%       N/A         N/A        0.50%         N/A
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------
           Portfolio                                          Share Classes
-----------------------------------------------------------------------------------------------
                                                  Investor B                   Investor C
-----------------------------------------------------------------------------------------------
                                           Contractual     Actual       Contractual     Actual
                                             Fees (3)     Fees (4)        Fees (3)     Fees (4)
-----------------------------------------------------------------------------------------------
  Money Market                                1.15%         0.90%          1.15%        0.90%
-----------------------------------------------------------------------------------------------
  U.S. Treasury Money Market                  1.15%          N/A           1.15%         N/A
-----------------------------------------------------------------------------------------------
  Municipal Money Market                      1.15%          N/A           1.15%         N/A
-----------------------------------------------------------------------------------------------
  New Jersey Municipal Money Market           1.15%          N/A           1.15%         N/A
-----------------------------------------------------------------------------------------------
  North Carolina Municipal Money Market       1.15%          N/A           1.15%         N/A
-----------------------------------------------------------------------------------------------
  Ohio Municipal Money Market                 1.15%          N/A           1.15%         N/A
-----------------------------------------------------------------------------------------------
  Pennsylvania Municipal Money Market         1.15%          N/A           1.15%         N/A
-----------------------------------------------------------------------------------------------
  Virginia Municipal Money Market             1.15%          N/A           1.15%         N/A
-----------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of March 31, 2003.

In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Hilliard Lyons, Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the  security.  Regular  review and  monitoring  of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain the net asset value per share of each Portfolio at $1.00.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

----
 46

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Institutional Management Corporation ("BIMC"), a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock is entitled to receive fees, computed daily and payable monthly at the following annual rates, based on each Portfolio's average daily net assets: .45% of the first $1 billion, .40% of the next $1 billion, .375% of the next $1 billion and .35% of net assets in excess of $3 billion.

     For the period ended March 31, 2003, advisory fees and waivers for each Portfolio were as follows:

                                                               GROSS                             NET
                                                            ADVISORY FEE      WAIVER       ADVISORY FEE
                                                            -------------   ----------     ------------
     Money Market Portfolio ..............................   $7,211,538     $3,670,249      $3,541,289
     U.S. Treasury Money Market Portfolio ................    1,911,209      1,230,731         680,478
     Municipal Money Market Portfolio ....................    1,631,549      1,060,474         571,075
     New Jersey Municipal Money Market Portfolio .........      402,939        313,178          89,761
     North Carolina Municipal Money Market Portfolio .....      353,535        347,341           6,194
     Ohio Municipal Money Market Portfolio ...............      356,501        276,875          79,626
     Pennsylvania Municipal Money Market Portfolio .......    1,277,436        853,478         423,958
     Virginia Municipal Money Market Portfolio ...........      165,364        164,732             632

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements beginning February 1, 1999. The agreements set a limit on certain of the operating expenses of each Portfolio for the next year and require BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.


                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     At March 31, 2003, the expense limits as a percentage of average daily net assets and amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

                                              EXPENSE
                                             LIMITATION      EXPIRING          EXPIRING          EXPIRING      TOTAL WAIVERS SUBJECT
                                             PERCENTAGE  JANUARY 31, 2004  JANUARY 31, 2005  JANUARY 31, 2006     TO REIMBURSEMENT
                                             ----------  ----------------  ----------------  ----------------- --------------------
     Money Market Portfolio                    0.310%       $7,218,952        $7,697,755        $1,207,968          $16,124,675
     U.S. Treasury Money Market Portfolio      0.295%        2,236,065         2,639,070           400,189            5,275,324
     Municipal Money Market Portfolio          0.295%        2,008,270         2,114,002           335,229            4,457,501
     New Jersey Municipal Money
         Market Portfolio                      0.265%          527,887           582,682           101,900            1,212,469
     North Carolina Municipal Money
         Market Portfolio                      0.195%          433,442           611,462           111,315            1,156,219
     Ohio Municipal Money Market Portfolio     0.265%          412,678           506,362            92,211            1,011,251
     Pennsylvania Municipal Money
         Market Portfolio                      0.295%        1,762,114         1,845,254           274,331            3,881,669
     Virginia Municipal Money
         Market Portfolio                      0.205%          235,172           282,198            50,567              567,937

     PFPC Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes is charged an administration fee based on the following percentage of average daily net assets of each respective class: .095% of the first $500 million, .085% of the next $500 million and .075% of assets in excess of $1 billion. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     For the period ended March 31, 2003, administration fees and waivers for each Portfolio were as follows:

                                                                 GROSS                             NET
                                                            ADMINISTRATION                   ADMINISTRATION
                                                                  FEE          WAIVER             FEE
                                                            --------------   ----------       -------------
     Money Market Portfolio .............................     $2,807,922     $   98,095        $2,709,827
     U.S. Treasury Money Market Portfolio ...............        744,925         12,498           732,427
     Municipal Money Market Portfolio ...................        641,216             --           641,216
     New Jersey Municipal Money Market Portfolio ........        161,176             --           161,176
     North Carolina Municipal Money Market Portfolio ....        141,414             --           141,414
     Ohio Municipal Money Market Portfolio ..............        142,600             --           142,600
     Pennsylvania Municipal Money Market Portfolio ......        507,523             --           507,523
     Virginia Municipal Money Market Portfolio ..........         66,146         10,225            55,921

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments
("distribution fees") made to BlackRock Distributors, Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various service organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.


----
 48

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

(C) CAPITAL SHARES

     Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments, and redemptions is the same as the dollar amounts shown below for such transactions.

     Transactions in capital shares for each period were as follows:

                                                   MONEY MARKET PORTFOLIO
                                             ----------------------------------
                                                 FOR THE         FOR THE YEAR
                                             SIX MONTHS ENDED        ENDED
                                                 3/31/03            9/30/02
                                             ---------------    ---------------
                                               (UNAUDITED)
Shares sold:
     Institutional Class ..................  $ 1,461,870,652    $ 3,831,687,453
     Service Class ........................      785,660,729      1,828,334,932
     Hilliard Lyons Class .................      295,828,640        219,258,190
     Investor A Class .....................      801,878,322      1,496,362,000
     Investor B Class .....................       10,205,396         22,470,306
     Investor C Class .....................       45,395,500        135,217,846
Shares issued in reinvestment of dividends:
     Institutional Class ..................           10,362            154,086
     Service Class ........................          441,257          1,713,634
     Hilliard Lyons Class .................          602,628          2,405,038
     Investor A Class .....................        2,126,292          7,666,181
     Investor B Class .....................           25,291            122,750
     Investor C Class .....................            8,130             53,725
Shares redeemed:
     Institutional Class ..................   (1,590,350,736)    (3,876,843,528)
     Service Class ........................     (765,118,685)    (2,115,763,256)
     Hilliard Lyons Class .................     (291,630,867)      (240,444,474)
     Investor A Class .....................     (849,498,854)    (1,496,269,399)
     Investor B Class .....................      (11,124,015)       (16,581,952)
     Investor C Class .....................      (44,947,847)      (136,827,583)
                                             ---------------    ---------------
Net decrease ..............................  $  (148,617,805)   $  (337,284,051)
                                             ===============    ===============


                                                    U.S. TREASURY MONEY
                                                     MARKET PORTFOLIO
                                             ----------------------------------
                                                 FOR THE         FOR THE YEAR
                                             SIX MONTHS ENDED        ENDED
                                                 3/31/03            9/30/02
                                             ---------------    ---------------
                                               (UNAUDITED)
Shares sold:
     Institutional Class ..................    $ 374,808,261    $ 2,528,791,243
     Service Class ........................      552,819,888      1,483,706,113
     Investor A Class .....................       36,610,595        128,481,971
     Investor B Class .....................               --             12,422
     Investor C Class .....................               --              1,617
Shares issued in reinvestment of dividends:
     Institutional Class ..................              891              3,899
     Service Class ........................           25,842             93,800
     Investor A Class .....................          215,130            585,017
     Investor B Class .....................               --                 --
Shares redeemed:
     Institutional Class ..................     (323,345,408)    (2,382,642,413)
     Service Class ........................     (533,453,431)    (1,616,085,310)
     Investor A Class .....................      (50,484,069)       (95,946,121)
     Investor B Class .....................               --            (12,422)
     Investor C Class .....................               --             (1,617)
                                               -------------    ---------------
Net increase ..............................    $  57,197,699    $    46,988,199
                                               =============    ===============


                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                       MUNICIPAL MONEY
                                                      MARKET PORTFOLIO
                                             --------------------------------
                                                 FOR THE        FOR THE YEAR
                                             SIX MONTHS ENDED       ENDED
                                                 3/31/03           9/30/02
                                             ----------------  --------------
                                               (UNAUDITED)
Shares sold:
     Institutional Class ..................   $ 315,319,911    $ 915,837,260
     Service Class ........................     137,887,342      295,813,775
     Hilliard Lyons Class .................     315,702,973      239,300,766
     Investor A Class .....................      25,838,707       22,879,418
     Investor C Class .....................              --            2,408
Shares issued in reinvestment of dividends:
     Institutional Class ..................              --               --
     Service Class ........................          56,512          184,759
     Hilliard Lyons Class .................         719,975        1,463,993
     Investor A Class .....................          22,172           79,914
Shares redeemed:
     Institutional Class ..................    (333,557,453)    (978,164,772)
     Service Class ........................    (154,416,370)    (329,929,960)
     Hilliard Lyons Class .................    (312,079,322)    (194,521,270)
     Investor A Class .....................     (23,416,757)     (25,385,243)
     Investor C Class .....................              --           (2,408)
                                              -------------    -------------
Net decrease ..............................   $ (27,922,310)   $ (52,441,360)
                                              =============    =============


                                                  NEW JERSEY MUNICIPAL
                                                 MONEY MARKET PORTFOLIO
                                             -------------------------------
                                                 FOR THE        FOR THE YEAR
                                             SIX MONTHS ENDED       ENDED
                                                 3/31/03           9/30/02
                                             ----------------  -------------
                                               (UNAUDITED)
Shares sold:
     Institutional Class ..................   $ 105,986,643    $ 202,143,149
     Service Class ........................      25,475,813       59,745,408
     Investor A Class .....................      43,636,688       78,551,992
     Investor B Class .....................              --               --
Shares issued in reinvestment of dividends:
     Institutional Class ..................          21,498           43,115
     Service Class ........................          12,076           31,448
     Investor A Class .....................          41,337          143,574
     Investor B Class .....................              --               --
Shares redeemed:
     Institutional Class ..................    (103,868,098)    (212,622,184)
     Service Class ........................     (21,358,726)     (54,999,285)
     Investor A Class .....................     (42,471,198)     (80,867,840)
     Investor C Class .....................              --               --
                                              -------------    -------------
Net increase (decrease) ...................   $   7,476,033    $  (7,830,623)
                                              =============    =============

----
 50

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                                                 NORTH CAROLINA MUNICIPAL
                                                  MONEY MARKET PORTFOLIO
                                             -------------------------------
                                                 FOR THE        FOR THE YEAR
                                             SIX MONTHS ENDED       ENDED
                                                 3/31/03           9/30/02
                                             ----------------  -------------
                                               (UNAUDITED)
Shares sold:
     Institutional Class ..................   $ 77,060,338     $ 175,082,524
     Service Class ........................        150,246         8,621,047
     Investor A Class .....................         45,439            35,500
     Investor B Class .....................             --                --
Shares issued in reinvestment of dividends:
     Institutional Class ..................             --                --
     Service Class ........................             70             2,370
     Investor A Class .....................          1,217             3,720
     Investor B Class .....................             --                11
Shares redeemed:
     Institutional Class ..................    (69,945,093)     (133,745,412)
     Service Class ........................       (199,943)       (8,937,786)
     Investor A Class .....................        (59,736)          (79,290)
     Investor B Class .....................             --            (5,660)
                                              ------------     -------------
Net increase ..............................   $  7,052,538     $  40,977,024
                                              ============     =============


                                                     OHIO MUNICIPAL
                                                 MONEY MARKET PORTFOLIO
                                             -------------------------------
                                                 FOR THE        FOR THE YEAR
                                             SIX MONTHS ENDED       ENDED
                                                 3/31/03           9/30/02
                                             ----------------  -------------
                                               (UNAUDITED)
Shares sold:
     Institutional Class ..................   $ 116,785,550    $ 274,531,724
     Service Class ........................      47,302,429       96,257,220
     Investor A Class .....................      41,471,206       77,370,595
Shares issued in reinvestment of dividends:
     Institutional Class ..................          68,010           31,777
     Service Class ........................          16,977           60,033
     Investor A Class .....................         113,110          416,901
Shares redeemed:
     Institutional Class ..................    (100,990,625)    (247,756,137)
     Service Class ........................     (45,859,138)     (97,473,111)
     Investor A Class .....................     (42,465,823)     (90,986,509)
                                              -------------    -------------
Net increase ..............................   $  16,441,696    $  12,452,493
                                              =============    =============

                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                 PENNSYLVANIA MUNICIPAL
                                                 MONEY MARKET PORTFOLIO
                                             -------------------------------
                                                 FOR THE        FOR THE YEAR
                                             SIX MONTHS ENDED       ENDED
                                                 3/31/03           9/30/02
                                             ----------------  -------------
                                               (UNAUDITED)
Shares sold:
     Institutional Class ..................   $ 286,494,052    $ 731,827,579
     Service Class ........................      41,167,722      160,255,101
     Investor A Class .....................     126,466,388      135,150,311
     Investor B Class .....................              --           99,871
Shares issued in reinvestment of dividends:
     Institutional Class ..................          47,970          130,770
     Service Class ........................          59,633          147,415
     Investor A Class .....................         200,837          629,122
     Investor B Class .....................              --               23
Shares redeemed:
     Institutional Class ..................    (304,636,771)    (725,803,706)
     Service Class ........................     (44,580,133)    (181,259,588)
     Investor A Class .....................    (129,572,321)    (142,907,605)
     Investor B Class .....................              --          (99,894)
                                              -------------    -------------
     Net decrease .........................   $ (24,352,623)   $ (21,830,601)
                                              =============    =============


                                                   VIRGINIA MUNICIPAL
                                                 MONEY MARKET PORTFOLIO
                                             -------------------------------
                                                 FOR THE        FOR THE YEAR
                                             SIX MONTHS ENDED       ENDED
                                                 3/31/03           9/30/02
                                             ----------------  -------------
                                               (UNAUDITED)
Shares sold:
     Institutional Class ..................   $ 37,213,613     $  70,564,949
     Service Class ........................     57,034,125        77,765,171
     Investor A Class .....................             --           800,315
Shares issued in reinvestment of dividends:
     Institutional Class ..................             --                --
     Service Class ........................             --             4,018
     Investor A Class .....................             --                --
Shares redeemed:
     Institutional Class ..................    (27,821,706)     (104,579,683)
     Service Class ........................    (53,941,833)      (34,236,388)
     Investor A Class .....................             --        (3,808,991)
                                              ------------     -------------
     Net increase .........................   $ 12,484,199     $   6,509,391
                                              ============     =============

     On March 31, 2003, two shareholders held approximately 75% of the outstanding shares of the Money Market Portfolio, three shareholders held approximately 87% of the outstanding shares of the U.S. Treasury Money Market Portfolio, two shareholders held approximately 85% of the outstanding shares of the Municipal Money Market Portfolio, two shareholders held approximately 69% of the outstanding shares of the New Jersey Municipal Money Market Portfolio, two shareholders held approximately 84% of the outstanding shares of the North Carolina Municipal Money Market Portfolio, two shareholders held approximately 66% of the outstanding shares of the Ohio Municipal Money Market Portfolio, two shareholders held approximately 85% of the outstanding shares of the
Pennsylvania Municipal Money Market Portfolio and three shareholders held approximately 85% of the outstanding shares of the Virginia Municipal Money Market Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.


----
 52

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

(D) AT MARCH 31, 2003, NET ASSETS CONSISTED OF:



                                                            U.S.                         NEW JERSEY
                                                          TREASURY        MUNICIPAL      MUNICIPAL
                                       MONEY MARKET     MONEY MARKET    MONEY MARKET    MONEY MARKET
                                         PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
                                      --------------    ------------    ------------    ------------
Capital paid-in ...................   $3,595,018,575    $917,681,156    $659,657,456    $173,368,493
Undistributed net investment income           64,239          46,591              --              --
Accumulated net realized loss on
   investment transactions ........         (252,747)        (46,163)        (17,103)         (1,295)
                                      --------------    ------------    ------------    ------------
                                      $3,594,830,067    $917,681,584    $659,640,353    $173,367,198
                                      ==============    ============    ============    ============

                                          NORTH
                                         CAROLINA           OHIO        PENNSYLVANIA     VIRGINIA
                                         MUNICIPAL        MUNICIPAL       MUNICIPAL      MUNICIPAL
                                       MONEY MARKET     MONEY MARKET    MONEY MARKET    MONEY MARKET
                                         PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
                                      --------------    ------------    ------------    ------------
Capital paid-in ...................     $164,109,578    $163,257,159    $564,491,833     $76,436,394
Accumulated net realized loss on
   investment transactions ........             (905)        (27,198)        (27,282)           (832)
                                        ------------    ------------    ------------     -----------
                                        $164,108,673    $163,229,961    $564,464,551     $76,435,562
                                        ============    ============    ============     ===========

(E) FEDERAL TAX INFORMATION

     No provision is made for Federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for federal tax purposes. There were no short-term or long-term capital gain distributions for the year ended September 30, 2002.

     Dividends from net investment  income and  distributions  from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. The following permanent differences as of September 30, 2002, attributable to capital loss carryforwards expiring, were reclassified to the following accounts:

                                                                                                        INCREASE
                                                                                 INCREASE              (DECREASE)
                                                                                ACCUMULATED           UNDISTRIBUTED
                                                          DECREASE             NET REALIZED          NET INVESTMENT
                                                       PAID-IN CAPITAL          GAIN (LOSS)              INCOME
                                                       ---------------         ------------          --------------
     Pennsylvania Municipal Money Market Portfolio ..      $(191)                  $191                    $--

These reclassifications had no effect on net assets or net asset value per share.

     As   of   September   30,   2002,   the    components   of    distributable
earnings/(accumulated losses) were as follows:

                                                        UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL         POST-
                                                          TAX-FREE        ORDINARY          LOSS          OCTOBER
                                                           INCOME          INCOME       CARRYFORWARDS     LOSSES
                                                        ------------    -------------   -------------    --------
     Money Market Portfolio                                      --       $4,224,677      $(174,162)     $(97,955)
     U.S. Treasury Money Market Portfolio                        --          954,808        (33,658)      (12,758)
     Municipal Money Market Portfolio .................    $682,940               --        (20,715)           --
     New Jersey Municipal Money Market Portfolio ......     134,902               --         (1,295)           --
     North Carolina Municipal Money Market Portfolio ..     160,709               --           (905)           --
     Ohio Municipal Money Market Portfolio ............     141,487               --        (25,937)       (1,261)
     Pennsylvania Municipal Money Market Portfolio ....     518,826               --        (27,307)           --
     Virginia Municipal Money Market Portfolio ........      67,673               --           (832)           --

                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

     Post-October losses represent losses realized on investment transactions from November 1, 2001, through September 30, 2002, that, in accordance with Federal income tax regulations, the Portfolios defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

     At September 30, 2002, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                                EXPIRING SEPTEMBER 30
                                                   -------------------------------------------------------------------------------
                                                    2003     2005     2006      2007       2008       2009       2010       TOTAL
                                                   ------   ------   ------   -------    -------    --------   -------    --------
     Money Market Portfolio ...................    $   --   $   --   $   --   $23,015    $44,610    $106,537   $    --    $174,162
     U.S. Treasury Money Market Portfolio .....        --       --       --        --      4,849      16,898    11,911      33,658
     Municipal Money Market Portfolio .........     3,716       --    1,471        --         --      15,528        --      20,715
     New Jersey Municipal Money
         Market Portfolio .....................        --       --       --        --      1,295          --        --       1,295
     North Carolina Municipal Money
         Market Portfolio .....................       121       --       --        --        784          --        --         905
     Ohio Municipal Money
         Market Portfolio .....................        --       --    3,203    16,541      6,193          --        --      25,937
     Pennsylvania Municipal Money
         Market Portfolio .....................     4,562    1,626    3,403        --         --      17,716        --      27,307
     Virginia Municipal Money
         Market Portfolio .....................       171       --       --       401         --          --       260         832

----
 54

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                                 FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 441-7762. Institutional and service share class investors should call (800) 441-7450.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        TOTAL FUND
                                            TERM OF                                       NUMBER OF                      COMPLEX
                            POSITION(S)    OFFICE (3)                                    PORTFOLIOS       OTHER        COMPENSATION
       NAME, ADDRESS,        HELD WITH    AND LENGTH        PRINCIPAL OCCUPATION(S)       IN FUND     DIRECTORSHIPS      FOR THE
            AGE               FUND          OF TIME         DURING PAST FIVE YEARS        COMPLEX        HELD BY      PERIOD ENDING
                                            SERVED                                        OVERSEEN       TRUSTEE          3/31/03
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Raymond J. Clark (1)          Trustee     Since 1996  Retired; Treasurer of Princeton      43                             $38,700
66 Greenway Terrace,                                  University from 1987 to 2001;
Princeton, NJ 08540                                   Ex-Officio Director of the
Age: 67                                               Princeton University Investment
                                                      Company and Chairman of the
                                                      Investment Committee for
                                                      Bi-Weekly Employees Retirement
                                                      Fund, Princeton University,
                                                      1987-2000; Director and Vice
                                                      President of Forrestal
                                                      Agricultural Corporation and
                                                      Forrestal Investment Corporation
                                                      and Director, FCC Corporation
                                                      (all wholly-owned by Princeton
                                                      University), 1987-2000; Director,
                                                      Forrestal Center Corporation
                                                      (wholly-owned by Princeton
                                                      University), 1986-1999.
------------------------------------------------------------------------------------------------------------------------------------
Laurence D. Fink (2)          Trustee and Since 2000  Director, Chairman and Chief         43       Director,             N/A
BlackRock, Inc.               President               Executive Officer of BlackRock,               BlackRock, Inc.;
40 E. 52nd Street                                     Inc. since its formation in 1998              Chairman of the
New York, NY 10022                                    and of BlackRock, Inc.'s                      Board and
Age: 49                                               predecessor entities since 1988;              Director of
                                                      Chairman of the Management                    Anthracite Capital,
                                                      Committee and Co-chair of the                 Inc.
                                                      Investment Strategy Group of
                                                      BlackRock, Inc.; formerly,
                                                      Managing Director of the First
                                                      Boston Corporation, Member of its
                                                      Management Committee, Co-head of
                                                      its Taxable Fixed Income Division
                                                      and Head of its Mortgage and Real
                                                      Estate Products Group; formerly,
                                                      Chairman of the Board and
                                                      Director of each of the
                                                      closed-end Trusts for which
                                                      BlackRock Advisors, Inc. serves
                                                      as investment advisor; Director
                                                      of BlackRock's offshore funds and
                                                      alternative investment vehicles
                                                      and Chairman of the Board of
                                                      Nomura BlackRock Asset Management
                                                      Co., Ltd.; Director of the New
                                                      York Stock Exchange; Vice
                                                      Chairman of the Board of Trustees
                                                      of Mount Sinai-New York
                                                      University Medical Center and
                                                      Health System; Co-Chairman of the
                                                      Board of Trustees of NYU
                                                      Hospitals Center; and a Member of
                                                      the Board of Trustees of NYU, NYU
                                                      School of Medicine and Phoenix
                                                      House.
------------------------------------------------------------------------------------------------------------------------------------

                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                           FUND MANAGEMENT (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        TOTAL FUND
                                            TERM OF                                       NUMBER OF                      COMPLEX
                            POSITION(S)    OFFICE (3)                                    PORTFOLIOS       OTHER        COMPENSATION
       NAME, ADDRESS,        HELD WITH    AND LENGTH        PRINCIPAL OCCUPATION(S)       IN FUND     DIRECTORSHIPS      FOR THE
            AGE               FUND          OF TIME         DURING PAST FIVE YEARS        COMPLEX        HELD BY      PERIOD ENDING
                                            SERVED                                        OVERSEEN       TRUSTEE          3/31/03
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Honorable Stuart E. Eizenstat Trustee     Since 2001  Partner, Covington & Burling (law    43                             $39,226
Covington & Burling                                   firm) (2001-Present); Deputy
1201 Pennsylvania Avenue, NW                          Secretary of the Treasury
Washington, DC  20004                                 (1999-2001), Under Secretary of
Age: 59                                               State for Economic, Business and
                                                      Agricultural Affairs (1997-1999),
                                                      Under Secretary of Commerce for
                                                      International Trade (1996-1997),
                                                      Special Representative of the
                                                      President and Secretary of State
                                                      on Holocaust Issues (1995-2001),
                                                      and U.S. Ambassador to the
                                                      European Union, Department of
                                                      State (1993-1996), Government of
                                                      the United States of America;
                                                      Partner, Vice-Chairman and
                                                      Chairman of the Washington
                                                      Office, Powell, Goldstein, Frazer
                                                      & Murphy (1981-1993); Director,
                                                      Overseas Private Investment
                                                      Corporation (1996-2001).
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez           Trustee     Since 1996  Retired; Director of USX             43       Director, ACE Limited $44,279
c/o BlackRock Funds           and Vice                Corporation (a diversified                    (insurance company);
100 Bellevue Parkway          Chairman of             company principally engaged in                Director and Chairman
Wilmington, DE 19809          the Board               energy and steel businesses),                 of the Board, RTI
Age: 58                                               1991 to 2001; Vice Chairman and               International Metals,
                                                      Chief Financial Officer                       Inc.; Director,
                                                      1994-2001, Executive Vice                     Eastman Chemical
                                                      President - Accounting and                    Company.
                                                      Finance and Chief Financial
                                                      Officer from 1991 to 1994.
------------------------------------------------------------------------------------------------------------------------------------
Dr. Judith Rodin              Trustee     Since 2001  President, Professor of              43       Director, Aetna Inc.; $38,700
President                                             Psychology (School of Arts and                Director, AMR
University of Pennsylvania                            Sciences), and Professor of                   Corporation; Director,
Office of the President                               Medicine and Psychiatry (School               Comcast Corporation;
100 College Hall                                      of Medicine), University of                   Director, Electronic
Philadelphia, PA 19104-6380                           Pennsylvania (1994-present);                  Data Systems
Age: 58                                               Provost (1992-1994), Dean of                  Corporation.
                                                      Graduate School of Arts and
                                                      Sciences (1991-1992), and Chair
                                                      of Psychology Department
                                                      (1989-1991), Yale University.
------------------------------------------------------------------------------------------------------------------------------------
David R. Wilmerding, Jr.      Trustee and Since 1996  Chairman, Wilmerding &               44 (4)                         $44,067
Rosemont Business Campus      Chairman of             Associates, Inc. (investment
Building One, Suite 100       the Board               advisers) since 1989; Director,
919 Conestoga Road                                    Beaver Management Corporation
Rosemont, PA 19010                                    (land management corporation);
Age: 67                                               Managing General Partner,
                                                      Chestnut Street Exchange Fund;
                                                      Director, Peoples First, The
                                                      Peoples Bank of Oxford; Director
                                                      Emeritus, The Mutual Fire, Marine
                                                      and Inland Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------

----
 56

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                           FUND MANAGEMENT (CONCLUDED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        TOTAL FUND
                                            TERM OF                                                                      COMPLEX
                            POSITION(S)    OFFICE (3)                                                                  COMPENSATION
       NAME, ADDRESS,        HELD WITH    AND LENGTH                        PRINCIPAL OCCUPATION(S)                      FOR THE
            AGE               FUND          OF TIME                         DURING PAST FIVE YEARS                    PERIOD ENDING
                                            SERVED                                                                        3/31/03
------------------------------------------------------------------------------------------------------------------------------------
                                                      OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Paul Audet                    Treasurer   Since 2002  Managing Director and Chief Financial Officer of BlackRock,          N/A
BlackRock, Inc.                                       Inc. since 1998; Treasurer of BlackRock Provident Institutional
40 E. 52nd Street                                     Funds since 2001; Senior Vice President of PNC Bank Corp. from
New York, NY 10022                                    1991 to 1998.
Age: 49
------------------------------------------------------------------------------------------------------------------------------------
Anne Ackerley                 Assistant   Since 2000  Managing Director, BlackRock Advisors, Inc. since May 2000;          N/A
BlackRock, Inc.               Secretary               First Vice President and Operating Officer, Mergers and
40 E. 52nd Street                                     Acquisitions Group (1997-2000), First Vice President and
New York, NY 10022                                    Operating Officer, Public Finance Group (1995-1997), and First
Age: 41                                               Vice President, Emerging Markets Fixed Income Research
                                                      (1994-1995), Merrill Lynch & Co.
------------------------------------------------------------------------------------------------------------------------------------
Ellen L. Corson               Assistant   Since 1998  Vice President and Director of Mutual Fund Accounting and            N/A
PFPC Inc.                     Treasurer               Administration, PFPC Inc. since November 1997; Assistant Vice
103 Bellevue Parkway                                  President, PFPC Inc. from March 1997 to November 1997; Senior
Wilmington, DE 19809                                  Accounting Officer, PFPC Inc. from March 1993 to March 1997.
Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan             Secretary   Since 1997  Director and Senior Counsel (since January 2001), and Vice           N/A
BlackRock Advisors, Inc.                              President and Senior Counsel (1998-2000), BlackRock Advisors,
100 Bellevue Parkway                                  Inc.; Senior Counsel, PNC Bank Corp. from May 1995 to April
Wilmington, DE 19809                                  1998; Associate, Stradley, Ronon, Stevens & Young, LLP from
Age: 43                                               March 1990 to May 1995.
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Clark may be deemed an interested person of the Fund due to certain family relationships with employees of PNC Bank.
(2) Mr. Fink is an interested person of the Fund due to his position at BlackRock, Inc.
(3) Each Trustee holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified and (2) such time as such Trustee resigns or his or her term as a Trustee is terminated in accordance with the Fund's code of regulations and Declaration of Trust. Each officer holds office for an indefinite term until he or she (1) is replaced by the Board of Trustees or (2) resigns.
(4) Includes 43 Portfolios of the Fund and one Portfolio of Chestnut Street Exchange Fund, which is managed by BlackRock Financial
    Management, Inc. and BlackRock Institutional Management Corporation.

                                                                            ----

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------




Investment Adviser
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Sub-Adviser
   BlackRock Institutional Management
     Corporation
   Wilmington, Delaware 19809

Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809


Distributor
   BlackRock Distributors, Inc.
   King of Prussia, Pennsylvania 19406

Co-Administrator
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Counsel
   Simpson Thacher & Bartlett
   New York, New York 10017

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103





The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements to shareholders with multiple accounts at the same address. This practice is known as "householding" and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your BlackRock Funds shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at 1-800-441-7762.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $18 BILLION IN 40 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING.


STOCK PORTFOLIOS
----------------
         Large Cap Value Equity
         Large Cap Growth Equity
         Mid-Cap Value Equity
         Mid-Cap Growth Equity
         Small Cap Value Equity
         Small Cap Core Equity
         Small Cap Growth Equity
         U.S. Opportunities
         Global Science & Technology Opportunities
         European Equity
         International Equity
         International Opportunities
         Asia Pacific Equity
         Select Equity
         Index Equity


STOCK & BOND PORTFOLIOS
-----------------------
         Balanced

BOND PORTFOLIOS
---------------
         Low Duration Bond
         Intermediate Government Bond
         Intermediate Bond
         Government Income
         GNMA
         Managed Income
         Core Bond Total Return
         Core PLUS Total Return
         International Bond
         High Yield Bond

TAX-FREE BOND PORTFOLIOS
------------------------
         Tax-Free Income
         Pennsylvania Tax-Free Income
         New Jersey Tax-Free Income
         Ohio Tax-Free Income
         Delaware Tax-Free Income
         Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
-----------------------
         Money Market
         U.S. Treasury Money Market
         Municipal Money Market
         New Jersey Municipal Money Market
         North Carolina Municipal Money Market
         Ohio Municipal Money Market
         Pennsylvania Municipal Money Market
         Virginia Municipal Money Market


                             SHAREHOLDER PRIVILEGES


24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Educational and Simple IRA's.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 40 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734).

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[LOGO OMITTED]
BLACKROCK













Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.


                                                                         MM-SEMI